UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 28, 2013

1.855576.105

HUN-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.6%
Ford Motor Co.	968,696	$ 12,215,257
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	255,084	24,462,556
Starbucks Corp.	188,929	10,357,088
		34,819,644
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	92,068	24,330,810
Media - 3.6%
Comcast Corp. Class A	675,140	26,863,821
News Corp. Class A	512,288	14,753,894
The Walt Disney Co. (d)	450,249	24,579,093
Time Warner, Inc.	240,571	12,791,160
		78,987,968
Multiline Retail - 0.5%
Target Corp. (d)	165,349	10,410,373
Specialty Retail - 1.7%
Home Depot, Inc.	379,885	26,022,123
Lowe's Companies, Inc.	285,751	10,901,401
		36,923,524
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	185,447	10,099,444
TOTAL CONSUMER DISCRETIONARY		207,787,020
CONSUMER STAPLES - 12.6%
Beverages - 3.1%
PepsiCo, Inc.	393,014	29,778,671
The Coca-Cola Co.	980,022	37,946,452
		67,725,123
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	109,867	11,128,428
CVS Caremark Corp.	316,752	16,192,362
Wal-Mart Stores, Inc.	424,968	30,079,235
Walgreen Co.	218,272	8,936,056
		66,336,081
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.8%
H.J. Heinz Co.	81,471	$ 5,900,945
Mondelez International, Inc.	451,511	12,484,279
		18,385,224
Household Products - 3.0%
Colgate-Palmolive Co.	112,842	12,912,510
Procter & Gamble Co.	694,695	52,921,865
		65,834,375
Tobacco - 2.6%
Altria Group, Inc.	514,526	17,262,347
Philip Morris International, Inc.	424,443	38,942,645
		56,204,992
TOTAL CONSUMER STAPLES		274,485,795
ENERGY - 12.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	111,703	5,006,528
Halliburton Co.	235,777	9,787,103
National Oilwell Varco, Inc.	108,465	7,389,720
Schlumberger Ltd.	337,300	26,258,805
		48,442,156
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	126,975	10,104,671
Apache Corp.	99,415	7,383,552
Chevron Corp.	497,268	58,254,946
ConocoPhillips	308,418	17,872,823
Devon Energy Corp.	95,697	5,192,519
Exxon Mobil Corp.	1,158,408	103,735,436
Occidental Petroleum Corp.	205,846	16,947,301
The Williams Companies, Inc.	171,202	5,942,421
		225,433,669
TOTAL ENERGY		273,875,825
FINANCIALS - 13.8%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	296,912	8,058,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	112,236	$ 16,808,463
Morgan Stanley	351,136	7,918,117
		32,784,772
Commercial Banks - 2.8%
U.S. Bancorp	477,752	16,234,013
Wells Fargo & Co.	1,243,886	43,635,521
		59,869,534
Consumer Finance - 1.0%
American Express Co. (d)	247,362	15,373,548
Capital One Financial Corp.	147,790	7,541,724
		22,915,272
Diversified Financial Services - 5.0%
Bank of America Corp.	2,738,423	30,752,490
Citigroup, Inc.	745,076	31,270,840
JPMorgan Chase & Co.	965,835	47,248,648
		109,271,978
Insurance - 2.9%
Allstate Corp.	122,407	5,633,170
Berkshire Hathaway, Inc. Class B (a)	463,444	47,345,439
MetLife, Inc.	277,205	9,824,145
		62,802,754
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	78,597	12,485,919
TOTAL FINANCIALS		300,130,229
HEALTH CARE - 12.2%
Biotechnology - 1.6%
Amgen, Inc.	194,965	17,821,751
Gilead Sciences, Inc. (a)(d)	384,996	16,443,179
		34,264,930
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	401,606	13,570,267
Baxter International, Inc.	139,582	9,435,743
Medtronic, Inc.	256,959	11,552,877
		34,558,887
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	259,534	13,872,092
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.4%
AbbVie, Inc. (d)	401,606	$ 14,827,294
Bristol-Myers Squibb Co.	419,396	15,505,070
Eli Lilly & Co.	259,459	14,182,029
Johnson & Johnson	704,104	53,589,355
Merck & Co., Inc.	772,401	33,004,695
Pfizer, Inc.	1,870,634	51,199,253
		182,307,696
TOTAL HEALTH CARE		265,003,605
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	84,323	5,731,434
Honeywell International, Inc.	199,034	13,952,283
Lockheed Martin Corp.	68,238	6,004,944
Raytheon Co.	83,810	4,573,512
The Boeing Co.	172,432	13,260,021
United Technologies Corp. (d)	214,240	19,399,432
		62,921,626
Air Freight & Logistics - 1.1%
FedEx Corp.	74,216	7,824,593
United Parcel Service, Inc. Class B	181,792	15,025,109
		22,849,702
Electrical Equipment - 0.5%
Emerson Electric Co. (d)	183,984	10,431,893
Industrial Conglomerates - 3.6%
3M Co.	161,737	16,820,648
General Electric Co.	2,664,290	61,864,814
		78,685,462
Machinery - 0.7%
Caterpillar, Inc.	166,147	15,346,998
Road & Rail - 1.0%
Norfolk Southern Corp. (d)	80,298	5,865,769
Union Pacific Corp.	119,515	16,386,702
		22,252,471
TOTAL INDUSTRIALS		212,488,152
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,348,939	$ 28,125,378
QUALCOMM, Inc.	432,948	28,414,377
		56,539,755
Computers & Peripherals - 5.9%
Apple, Inc.	239,005	105,496,808
EMC Corp. (a)	535,245	12,315,987
Hewlett-Packard Co.	499,549	10,060,917
		127,873,712
Internet Software & Services - 3.2%
eBay, Inc. (a)	295,890	16,179,265
Google, Inc. Class A (a)	67,624	54,180,349
		70,359,614
IT Services - 4.7%
Accenture PLC Class A	162,232	12,063,572
IBM Corp.	269,861	54,196,185
MasterCard, Inc. Class A	27,151	14,059,331
Visa, Inc. Class A	132,453	21,012,344
		101,331,432
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	1,264,269	26,360,009
Texas Instruments, Inc.	284,766	9,787,407
		36,147,416
Software - 4.0%
Microsoft Corp.	1,924,559	53,502,740
Oracle Corp.	955,027	32,719,225
		86,221,965
TOTAL INFORMATION TECHNOLOGY		478,473,894
MATERIALS - 2.0%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co. (d)	236,916	11,348,276
Monsanto Co.	135,827	13,722,602
The Dow Chemical Co. (d)	304,693	9,664,862
		34,735,740
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	241,197	$ 7,699,008
TOTAL MATERIALS		42,434,748
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc. (d)	1,443,137	51,823,050
Verizon Communications, Inc.	725,105	33,739,136
		85,562,186
UTILITIES - 1.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	123,289	5,768,692
Exelon Corp. (d)	217,051	6,726,410
Southern Co.	222,087	9,996,136
		22,491,238
TOTAL COMMON STOCKS (Cost $2,409,498,112)		2,162,732,692
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (e) (Cost $999,673)	$ 1,000,000	999,631
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	1,707,850	$ 1,707,850
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	64,525,550	64,525,550
TOTAL MONEY MARKET FUNDS (Cost $66,233,400)		66,233,400
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $2,476,731,185)		2,229,965,723
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(57,436,381)
NET ASSETS - 100%		$ 2,172,529,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME S&P 500 Index Contracts	March 2013	$ 5,296,550	$ (21,533)
59 CME S&P 500 Index Contracts	March 2013	4,464,235	38,930
TOTAL EQUITY INDEX CONTRACTS		$ 9,760,785	$ 17,397

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $469,827.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,490
Fidelity Securities Lending Cash Central Fund	7,869
Total	$ 15,359
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 207,787,020	$ 207,787,020	$ -	$ -
Consumer Staples	274,485,795	274,485,795	-	-
Energy	273,875,825	273,875,825	-	-
Financials	300,130,229	300,130,229	-	-
Health Care	265,003,605	265,003,605	-	-
Industrials	212,488,152	212,488,152	-	-
Information Technology	478,473,894	478,473,894	-	-
Materials	42,434,748	42,434,748	-	-
Telecommunication Services	85,562,186	85,562,186	-	-
Utilities	22,491,238	22,491,238	-	-
U.S. Government and Government Agency Obligations	999,631	-	999,631	-
Money Market Funds	66,233,400	66,233,400	-	-
Total Investments in Securities:	$ 2,229,965,723	$ 2,228,966,092	$ 999,631	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 38,930	$ 38,930	$ -	$ -
Liabilities
Futures Contracts	$ (21,533)	$ (21,533)	$ -	$ -
Total Derivative Instruments:	$ 17,397	$ 17,397	$ -	$ -

During the period, 587,282,406 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $5,982,058,589. The Fund recognized a gain of $572,292,493 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $2,491,457,970. Net unrealized depreciation aggregated $261,492,247, of which $210,816,385 related to appreciated investment securities and $472,308,632 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

February 28, 2013

1.814342.108

ETF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.2%
Ballard Power Systems, Inc. (a)(d)	5,238	$ 3,708
China Automotive Systems, Inc. (a)	1,041	4,882
China XD Plastics Co. Ltd. (a)(d)	1,600	6,672
Dorman Products, Inc.	1,590	55,586
Exide Technologies (a)	3,137	8,407
Federal-Mogul Corp. Class A (a)	4,086	33,015
Fuel Systems Solutions, Inc. (a)	840	11,668
Gentex Corp.	5,786	108,488
Gentherm, Inc. (a)	1,201	18,495
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	389	268
Remy International, Inc.	1,198	21,923
Shiloh Industries, Inc.	848	8,887
SORL Auto Parts, Inc. (a)	753	2,696
Spartan Motors, Inc.	1,724	9,120
The Goodyear Tire & Rubber Co. (a)	9,706	125,984
		419,799
Automobiles - 0.1%
Kandi Technolgies, Inc. (a)	1,312	4,631
Tesla Motors, Inc. (a)(d)	4,726	164,607
		169,238
Distributors - 0.2%
Core-Mark Holding Co., Inc.	501	24,008
LKQ Corp. (a)	11,980	253,856
Pool Corp.	2,173	99,350
VOXX International Corp. (a)	997	9,920
Weyco Group, Inc.	640	14,758
		401,892
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	838	32,665
Apollo Group, Inc. Class A (non-vtg.) (a)	4,355	73,469
Ascent Capital Group, Inc. (a)	533	36,558
Cambium Learning Group, Inc. (a)	1,516	1,850
Capella Education Co. (a)	634	20,072
Career Education Corp. (a)	3,544	11,341
Coinstar, Inc. (a)(d)	1,200	61,428
Corinthian Colleges, Inc. (a)	3,558	7,579
Education Management Corp. (a)(d)	5,390	19,188
Grand Canyon Education, Inc. (a)	1,872	44,834
JTH Holding, Inc. Class A (a)	1,174	18,561
Learning Tree International, Inc. (a)	1,046	3,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,130	$ 7,130
Matthews International Corp. Class A	1,145	37,785
National American University Holdings, Inc.	793	3,085
Steiner Leisure Ltd. (a)	672	31,685
Stewart Enterprises, Inc. Class A	3,704	31,373
Strayer Education, Inc.	489	24,005
		466,572
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	1,105	33,150
Ambassadors Group, Inc.	1,051	4,730
Ameristar Casinos, Inc.	1,264	33,117
Asia Entertainment & Resources Ltd. (d)	1,600	5,904
BJ's Restaurants, Inc. (a)	1,280	39,411
Bloomin' Brands, Inc.	5,062	87,117
Bob Evans Farms, Inc.	1,034	42,084
Bravo Brio Restaurant Group, Inc. (a)	533	8,038
Buffalo Wild Wings, Inc. (a)	777	61,142
Caesars Entertainment Corp. (d)	4,970	62,125
Carrols Restaurant Group, Inc. (a)	736	3,916
Century Casinos, Inc. (a)	1,121	3,307
China Lodging Group Ltd. ADR (a)	960	17,674
Churchill Downs, Inc.	752	49,617
Chuys Holdings, Inc.	665	18,959
Cosi, Inc. (a)	3,046	2,650
Cracker Barrel Old Country Store, Inc.	950	71,516
Ctrip.com International Ltd. sponsored ADR (a)	6,104	117,746
Del Frisco's Restaurant Group, Inc. (a)	860	15,127
Denny's Corp. (a)	4,718	26,704
Dunkin' Brands Group, Inc.	4,298	159,671
Einstein Noah Restaurant Group, Inc.	854	11,478
eLong, Inc. sponsored ADR (a)	1,212	19,550
Empire Resorts, Inc. (a)	634	1,274
Fiesta Restaurant Group, Inc. (a)	736	16,634
Gaming Partners International Corp.	866	6,815
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,410	41,144
Icahn Enterprises LP	4,217	301,473
Ignite Restaurant Group, Inc. (a)	970	13,619
International Speedway Corp. Class A	1,150	34,661
Interval Leisure Group, Inc.	2,086	43,535
Isle of Capri Casinos, Inc. (a)	1,398	9,269
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	1,719	$ 54,424
Jamba, Inc. (a)	2,806	7,857
Lakes Entertainment, Inc. (a)	1,361	4,110
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,581	145,631
Monarch Casino & Resort, Inc. (a)	1,041	10,472
Morgans Hotel Group Co. (a)	992	4,871
MTR Gaming Group, Inc. (a)	1,696	6,530
Multimedia Games Holding Co., Inc. (a)	1,185	22,160
Nathan's Famous, Inc. (a)	116	4,250
Norwegian Cruise Line Holdings Ltd.	8,533	264,352
Panera Bread Co. Class A (a)	1,174	188,955
Papa John's International, Inc. (a)	1,003	52,166
Penn National Gaming, Inc. (a)	3,193	159,171
Premier Exhibitions, Inc. (a)	1,633	3,756
Red Robin Gourmet Burgers, Inc. (a)	733	31,431
Rick's Cabaret International, Inc. (a)	582	4,953
Ruth's Hospitality Group, Inc. (a)	2,084	18,881
Scientific Games Corp. Class A (a)	2,921	26,289
SHFL Entertainment, Inc. (a)	2,305	36,557
Sonic Corp. (a)	2,448	27,638
Starbucks Corp.	30,452	1,669,379
Texas Roadhouse, Inc. Class A	2,827	54,674
The Cheesecake Factory, Inc.	2,231	77,282
Town Sports International Holdings, Inc.	1,233	11,430
Wendy's Co.	15,413	87,700
Wynn Resorts Ltd.	4,151	485,252
		4,823,328
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	28	407
Cavco Industries, Inc. (a)	235	10,601
Dixie Group, Inc. (a)	545	2,333
Flexsteel Industries, Inc.	345	7,935
Garmin Ltd.	7,997	274,617
Helen of Troy Ltd. (a)	1,412	52,357
Hooker Furniture Corp.	132	1,981
iRobot Corp. (a)	987	21,161
Lifetime Brands, Inc.	576	6,261
Skullcandy, Inc. (a)	900	5,490
SodaStream International Ltd. (a)	866	41,213
Stanley Furniture Co., Inc. (a)	1,270	5,893
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Universal Electronics, Inc. (a)	715	$ 13,971
Zagg, Inc. (a)(d)	1,526	11,186
		455,406
Internet & Catalog Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,920	8,256
Amazon.com, Inc. (a)	18,432	4,871,025
Blue Nile, Inc. (a)	439	14,895
CafePress, Inc.	670	4,657
dELiA*s, Inc. (a)	1,313	1,352
Expedia, Inc.	4,955	316,327
Gaiam, Inc. Class A (a)	881	3,207
Geeknet, Inc. (a)	343	5,491
Groupon, Inc. Class A (a)	26,284	119,067
HomeAway, Inc. (a)	3,233	95,374
HSN, Inc.	2,297	122,890
Kayak Software Corp.	267	10,645
Liberty Media Corp.:
Interactive Series A (a)	22,193	463,390
Series A (a)	1,430	103,246
MakeMyTrip Ltd. (a)	1,475	19,898
Mecox Lane Ltd. ADR (a)	89	205
Netflix, Inc. (a)	2,302	432,960
NutriSystem, Inc.	1,456	11,983
Overstock.com, Inc. (a)(d)	1,035	12,027
PetMed Express, Inc.	882	11,157
priceline.com, Inc. (a)	2,001	1,375,848
Shutterfly, Inc. (a)	1,462	63,275
TripAdvisor, Inc. (a)	5,292	240,574
U.S. Auto Parts Network, Inc. (a)	1,297	1,699
ValueVision Media, Inc. Class A (a)	1,713	4,488
Vitacost.com, Inc. (a)	1,173	8,668
		8,322,604
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	468	17,002
Black Diamond, Inc. (a)(d)	864	6,895
Hasbro, Inc. (d)	5,396	215,948
JAKKS Pacific, Inc.	958	11,668
Johnson Outdoors, Inc. Class A (a)	125	2,860
Mattel, Inc.	13,926	567,485
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Smith & Wesson Holding Corp. (a)(d)	2,334	$ 22,290
Summer Infant, Inc. (a)	1,002	2,034
		846,182
Media - 7.3%
AirMedia Group, Inc. ADR (a)	2,227	4,721
AMC Networks, Inc. Class A (a)	2,698	154,865
Bona Film Group Ltd. sponsored ADR (a)	1,548	7,864
Carmike Cinemas, Inc. (a)	640	10,022
Central European Media Enterprises Ltd. Class A (a)	3,386	17,709
Charter Communications, Inc. Class A (a)	4,132	356,963
China Yida Holding Co. (a)	171	686
ChinaNet Online Holdings, Inc. (a)	746	597
Comcast Corp.:
Class A	86,246	3,431,728
Class A (special) (non-vtg.)	20,651	791,140
Crown Media Holdings, Inc. Class A (a)	13,936	26,757
CTC Media, Inc.	6,416	62,235
Cumulus Media, Inc. Class A (a)(d)	7,653	25,025
Daily Journal Corp. (a)	42	4,222
Digital Generation, Inc. (a)	1,170	9,068
DIRECTV (a)	24,488	1,179,587
Discovery Communications, Inc. (a)	5,972	437,927
Discovery Communications, Inc.:
Class B (a)	217	15,874
Class C (non-vtg.) (a)	3,516	226,782
DISH Network Corp. Class A	8,696	302,621
DreamWorks Animation SKG, Inc. Class A (a)	3,147	52,240
Emmis Communications Corp. Class A (a)	2,211	3,560
Fisher Communications, Inc.	400	14,708
Focus Media Holding Ltd. ADR	4,565	115,084
Global Sources Ltd. (a)	1,833	14,206
Harris Interactive, Inc. (a)	2,902	4,788
Lamar Advertising Co. Class A (a)	3,270	151,205
Liberty Global, Inc.:
Class A (a)	6,043	416,302
Class B (a)	385	26,480
Class C (a)(d)	4,154	265,274
Liberty Media Corp. Class A (a)	4,945	534,060
MDC Partners, Inc. Class A (sub. vtg.)	1,745	23,994
Morningstar, Inc.	1,863	127,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
National CineMedia, Inc.	2,240	$ 34,160
Navarre Corp. (a)	1,553	3,122
News Corp.:
Class A	60,726	1,748,909
Class B	34,676	1,014,620
Nexstar Broadcasting Group, Inc. Class A	986	14,652
Outdoor Channel Holdings, Inc.	1,068	7,978
ReachLocal, Inc. (a)	1,100	13,783
Reading International, Inc. Class A (a)	435	2,393
Rentrak Corp. (a)	518	10,826
RRSat Global Communications Network Ltd.	966	7,680
Salem Communications Corp. Class A	748	4,697
Scholastic Corp.	1,219	36,692
Sinclair Broadcast Group, Inc. Class A	2,041	28,737
Sirius XM Radio, Inc. (d)	267,648	829,709
Spanish Broadcasting System, Inc. Class A (a)	172	432
Starz - Liberty Capital Series A (a)	4,945	91,779
SuperMedia, Inc. (a)(d)	586	2,367
The Madison Square Garden Co. Class A (a)	2,569	143,658
Value Line, Inc.	480	4,622
Viacom, Inc.:
Class A	1,998	121,898
Class B (non-vtg.)	18,384	1,074,729
Virgin Media, Inc.	10,885	505,064
VisionChina Media, Inc. ADR (a)	166	619
WPP PLC ADR	387	30,859
		14,550,044
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,304	420,401
Fred's, Inc. Class A	1,661	22,540
Gordmans Stores, Inc. (a)	875	11,646
Sears Holdings Corp. (a)(d)	4,320	194,400
The Bon-Ton Stores, Inc.	545	5,848
Tuesday Morning Corp. (a)	1,750	15,575
		670,410
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	256	12,227
Ascena Retail Group, Inc. (a)	6,592	110,680
bebe Stores, Inc.	3,738	14,802
Bed Bath & Beyond, Inc. (a)	9,466	537,196
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Big 5 Sporting Goods Corp.	1,110	$ 17,305
Body Central Corp. (a)	693	5,343
Books-A-Million, Inc. (a)(d)	822	2,006
Cache, Inc. (a)	737	3,169
Citi Trends, Inc. (a)	656	6,750
Coldwater Creek, Inc. (a)(d)	905	3,249
Conn's, Inc. (a)	1,163	37,263
Destination Maternity Corp.	507	11,352
Destination XL Group, Inc. (a)	2,409	10,937
Finish Line, Inc. Class A	2,001	36,238
Five Below, Inc.	2,100	83,580
Francescas Holdings Corp. (a)(d)	1,830	46,574
Hibbett Sports, Inc. (a)	1,065	56,275
Hot Topic, Inc.	2,017	21,784
Jos. A. Bank Clothiers, Inc. (a)	1,024	42,496
Kirkland's, Inc. (a)	993	11,559
Mattress Firm Holding Corp. (a)	1,333	37,124
Monro Muffler Brake, Inc.	1,255	46,498
O'Reilly Automotive, Inc. (a)	4,734	481,637
Orchard Supply Hardware Stores Corp. Class A (a)	199	927
Pacific Sunwear of California, Inc. (a)	2,976	6,309
Perfumania Holdings, Inc. (a)	240	1,476
PetSmart, Inc.	4,371	284,596
Rent-A-Center, Inc.	2,388	86,637
Ross Stores, Inc.	9,273	537,463
rue21, Inc. (a)	1,110	29,970
Sears Hometown & Outlet Stores, Inc. (a)	853	38,018
Select Comfort Corp. (a)	2,285	46,911
Shoe Carnival, Inc.	762	14,806
Staples, Inc. (d)	27,669	364,677
Stein Mart, Inc.	1,888	16,067
The Children's Place Retail Stores, Inc. (a)	931	42,323
Tile Shop Holdings, Inc. (a)	1,642	28,948
Tractor Supply Co.	2,852	296,579
Trans World Entertainment Corp.	2,661	10,085
Ulta Salon, Cosmetics & Fragrance, Inc.	2,590	229,370
Urban Outfitters, Inc. (a)	5,929	240,243
West Marine, Inc. (a)	977	12,222
Wet Seal, Inc. Class A (a)	4,311	12,674
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	257	$ 15,888
Zumiez, Inc. (a)	1,254	28,717
		3,980,950
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	432	6,035
Columbia Sportswear Co. (d)	1,462	81,185
Crocs, Inc. (a)	3,893	59,018
Deckers Outdoor Corp. (a)(d)	1,316	53,087
Exceed Co. Ltd. (a)	1,224	1,836
Fossil, Inc. (a)	2,443	251,067
G-III Apparel Group Ltd. (a)	800	29,200
Iconix Brand Group, Inc. (a)	2,553	60,302
Joe's Jeans, Inc. (a)	2,716	3,775
K-Swiss, Inc. Class A (a)	1,505	7,089
Kingold Jewelry, Inc. (a)(d)	2,113	2,536
LJ International, Inc. (a)	1,046	2,029
lululemon athletica, Inc. (a)	4,611	309,168
Perry Ellis International, Inc.	785	12,733
R.G. Barry Corp.	183	2,258
Steven Madden Ltd. (a)	2,122	93,559
True Religion Apparel, Inc.	1,019	27,197
Vera Bradley, Inc. (a)(d)	1,706	42,991
Wacoal Holdings Corp. sponsored ADR	104	5,400
		1,050,465
TOTAL CONSUMER DISCRETIONARY		36,156,890
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	3,067	2,219
Coca-Cola Bottling Co. CONSOLIDATED	336	21,984
Craft Brew Alliance, Inc. (a)	759	5,017
MGP Ingredients, Inc.	763	3,159
Monster Beverage Corp. (a)	7,042	355,128
National Beverage Corp.	2,133	28,540
		416,047
Food & Staples Retailing - 1.5%
Andersons, Inc.	763	37,448
Arden Group, Inc. Class A	160	14,579
Casey's General Stores, Inc.	1,568	88,733
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chefs' Warehouse Holdings (a)	846	$ 15,228
China Jo-Jo Drugstores, Inc. (a)	612	520
Costco Wholesale Corp.	17,731	1,795,973
Fresh Market, Inc. (a)	1,906	88,858
Ingles Markets, Inc. Class A	305	6,271
Nash-Finch Co.	573	10,984
PriceSmart, Inc.	1,296	96,098
QKL Stores, Inc. (a)	87	588
Spartan Stores, Inc.	931	15,510
The Pantry, Inc. (a)	939	11,681
United Natural Foods, Inc. (a)	2,023	102,404
Village Super Market, Inc. Class A	293	9,596
Whole Foods Market, Inc.	7,601	650,798
		2,945,269
Food Products - 2.1%
Alico, Inc.	256	10,970
Boulder Brands, Inc. (a)	2,721	23,183
Bridgford Foods Corp.	936	7,301
Cal-Maine Foods, Inc.	947	38,344
Calavo Growers, Inc.	790	22,239
Diamond Foods, Inc.	806	12,517
Farmer Brothers Co. (a)	800	10,152
Green Mountain Coffee Roasters, Inc. (a)(d)	6,103	291,479
Griffin Land & Nurseries, Inc.	296	8,637
Hain Celestial Group, Inc. (a)	1,817	99,481
J&J Snack Foods Corp.	823	56,968
John B. Sanfilippo & Son, Inc.	386	7,357
Kraft Foods Group, Inc.	24,166	1,171,326
Lancaster Colony Corp.	1,157	84,658
Le Gaga Holdings Ltd. ADR (a)	533	1,919
Lifeway Foods, Inc.	838	9,763
Limoneira Co.	400	7,884
Mondelez International, Inc.	72,008	1,991,021
Origin Agritech Ltd. (a)	1,066	1,695
Pilgrims Pride Corp. (a)	10,133	89,272
Sanderson Farms, Inc.	904	45,860
Seneca Foods Corp. Class A (a)	513	15,657
SkyPeople Fruit Juice, Inc. (a)	964	2,314
Snyders-Lance, Inc.	2,942	72,844
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
SunOpta, Inc. (a)	2,817	$ 19,550
Zhongpin, Inc. (a)	1,361	17,394
		4,119,785
Household Products - 0.0%
Central Garden & Pet Co. (a)	32	283
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,265	11,043
WD-40 Co.	746	40,441
		51,767
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,304	50,726
Inter Parfums, Inc.	1,473	36,913
LifeVantage Corp. (a)	4,266	10,793
Mannatech, Inc. (a)	122	702
Nature's Sunshine Products, Inc.	401	5,798
Neptune Technologies & Bioressources, Inc. (a)	2,433	6,394
Neptune Technologies & Bioressources, Inc.:
Class A (d)	76	0
warrants (a)(d)	153	0
Nutraceutical International Corp.	586	9,605
Reliv International, Inc.	641	756
Star Scientific, Inc. (a)(d)	5,186	9,179
Synutra International, Inc. (a)	3,136	13,673
The Female Health Co.	958	6,802
		151,341
TOTAL CONSUMER STAPLES		7,684,209
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	480	14,832
ENGlobal Corp. (a)	1,120	650
Exterran Partners LP	1,590	37,492
Forbes Energy Services Ltd. (a)	1,600	4,960
Geospace Technologies Corp. (a)	520	50,606
Gulf Island Fabrication, Inc.	694	16,524
Hercules Offshore, Inc. (a)	6,347	43,033
Lufkin Industries, Inc.	1,469	95,162
Matrix Service Co. (a)	1,110	17,272
Mitcham Industries, Inc. (a)	358	5,495
Ocean Rig UDW, Inc. (United States) (a)	5,416	78,911
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	6,113	$ 142,677
PHI, Inc. (non-vtg.) (a)	507	15,996
RigNet, Inc. (a)	682	13,381
Tesco Corp. (a)	1,568	19,929
TGC Industries, Inc.	1,012	9,685
		566,605
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	4,236	8,684
Alliance Holdings GP, LP	2,534	131,616
Alliance Resource Partners LP	1,540	95,619
Amyris, Inc. (a)(d)	1,920	5,626
APCO Oil and Gas International, Inc.	381	5,067
Approach Resources, Inc. (a)	1,745	43,189
BioFuel Energy Corp. (a)(d)	250	1,263
BreitBurn Energy Partners LP	3,385	65,838
Calumet Specialty Products Partners LP	2,501	95,938
Capital Product Partners LP	2,713	21,677
Carrizo Oil & Gas, Inc. (a)	1,625	38,171
Ceres, Inc.	910	3,649
Clayton Williams Energy, Inc. (a)	496	19,691
Clean Energy Fuels Corp. (a)	3,538	44,508
Copano Energy LLC	3,248	125,243
Crimson Exploration, Inc. (a)	2,198	7,100
Crosstex Energy LP	2,787	47,017
Crosstex Energy, Inc.	2,139	35,657
Diamondback Energy, Inc.	1,386	31,476
Dorchester Minerals LP	1,078	25,408
Double Eagle Petroleum Co. (a)	432	2,035
Eagle Rock Energy Partners LP	7,228	68,811
Energy XXI (Bermuda) Ltd.	3,386	100,666
EV Energy Partners LP	1,600	89,616
FX Energy, Inc. (a)	1,856	6,552
Gevo, Inc. (a)	1,000	1,980
Golar LNG Ltd. (NASDAQ)	3,336	126,468
Golar LNG Partners LP	1,556	46,291
Green Plains Renewable Energy, Inc. (a)	1,493	14,139
Gulfport Energy Corp. (a)	2,346	96,069
Hallador Energy Co.	1,142	9,273
Isramco, Inc. (a)	106	10,460
Ivanhoe Energy, Inc. (a)	14,342	9,318
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
James River Coal Co. (a)(d)	1,237	$ 3,278
KiOR, Inc. Class A (a)(d)	1,920	10,579
Knightsbridge Tankers Ltd.	1,003	7,021
L&L Energy, Inc. (a)	1,493	2,568
Legacy Reserves LP	2,285	60,278
LINN Energy LLC/LINN Energy Finance Corp.	8,241	313,240
LinnCo LLC (d)	1,342	52,298
Martin Midstream Partners LP	961	33,308
Memorial Production Partners LP	1,184	22,236
Mid-Con Energy Partners LP	957	21,044
Pacific Ethanol, Inc. (a)(d)	2,933	1,129
PDC Energy, Inc. (a)	1,191	55,548
PostRock Energy Corp. (a)	656	1,358
PrimeEnergy Corp. (a)	176	4,835
Renewable Energy Group, Inc. (a)	1,676	12,386
Rex Energy Corp. (a)	2,544	34,293
Rosetta Resources, Inc. (a)	2,190	106,609
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc. (a)(d)	2,453	21,415
StealthGas, Inc. (a)	1,190	12,459
Syntroleum Corp. (a)	2,838	1,291
Top Ships, Inc. (a)	292	266
TransGlobe Energy Corp. (a)	2,775	21,850
Uranium Resources, Inc. (a)(d)	933	2,519
US Energy Corp. (a)	1,149	2,011
Verenium Corp. (a)	1,063	2,594
Warren Resources, Inc. (a)	2,742	7,184
Westmoreland Coal Co. (a)	962	10,101
ZaZa Energy Corp. (a)	3,997	6,355
Zion Oil & Gas, Inc. (a)(d)	1,741	2,089
		2,266,257
TOTAL ENERGY		2,832,862
FINANCIALS - 7.0%
Capital Markets - 1.1%
BGC Partners, Inc. Class A	4,748	20,274
Calamos Asset Management, Inc. Class A	1,003	11,214
Capital Southwest Corp.	107	12,395
Carlyle Group LP	1,821	57,689
CIFI Corp. (a)	1,063	8,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cowen Group, Inc. Class A (a)	4,800	$ 12,528
Diamond Hill Investment Group, Inc.	192	14,404
E*TRADE Financial Corp. (a)	11,721	125,532
Epoch Holding Corp.	790	22,081
FBR Capital Markets Corp. (a)	772	13,634
Financial Engines, Inc.	2,090	68,301
Gleacher & Co., Inc. (a)	4,913	2,884
Harris & Harris Group, Inc. (a)	1,328	4,728
Horizon Technology Finance Corp.	320	4,710
ICG Group, Inc. (a)	1,552	20,223
INTL FCStone, Inc. (a)	814	14,522
LPL Financial	4,480	141,254
Medallion Financial Corp.	1,142	14,846
Northern Trust Corp.	9,836	522,980
SEI Investments Co.	7,012	198,229
T. Rowe Price Group, Inc.	10,432	742,654
U.S. Global Investments, Inc. Class A	1,149	4,366
Virtus Investment Partners, Inc. (a)	304	51,075
WisdomTree Investments, Inc. (a)	4,804	43,716
		2,133,232
Commercial Banks - 2.8%
1st Source Corp.	1,179	27,777
1st United Bancorp, Inc.	945	5,746
Access National Corp.	253	4,025
Alliance Financial Corp.	141	6,267
American National Bankshares, Inc.	2,126	43,009
American River Bankshares (a)	529	3,909
Ameris Bancorp (a)	771	10,701
Ames National Corp.	363	7,514
Arrow Financial Corp.	475	11,514
Associated Banc-Corp.	6,918	99,550
BancFirst Corp.	640	25,626
Bancorp, Inc., Delaware (a)	1,402	17,904
Bank of Kentucky Financial Corp.	227	6,065
Bank of Marin Bancorp	102	3,834
Bank of the Ozarks, Inc.	1,354	51,980
Banner Bank	894	26,561
BBCN Bancorp, Inc.	2,937	36,360
BCB Bancorp, Inc.	710	6,802
Berkshire Bancorp, Inc.	1,024	8,274
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BNC Bancorp	874	$ 7,761
BOK Financial Corp.	2,758	163,908
Boston Private Financial Holdings, Inc.	2,880	26,294
Bridge Bancorp, Inc.	533	11,225
Bridge Capital Holdings (a)	550	8,371
Bryn Mawr Bank Corp.	608	13,948
Camden National Corp.	462	15,657
Capital Bank Financial Corp.:
rights (a)	631	0
Series A	1,619	29,952
Capital City Bank Group, Inc. (a)	934	10,694
Cardinal Financial Corp.	1,350	21,506
Cascade Bancorp (a)	2,014	12,144
Cathay General Bancorp	3,306	64,434
Center Bancorp, Inc.	376	4,662
Centerstate Banks of Florida, Inc.	1,500	12,705
Century Bancorp, Inc. Class A (non-vtg.)	174	5,742
Chemical Financial Corp.	987	24,172
Chemung Financial Corp.	73	2,208
Citizens & Northern Corp.	352	6,864
Citizens Republic Bancorp, Inc. (a)	1,724	35,514
City Holding Co.	475	18,012
CNB Financial Corp., Pennsylvania	726	12,233
CoBiz, Inc.	1,275	10,570
Colony Bankcorp, Inc. (a)	448	2,401
Columbia Banking Systems, Inc.	1,632	32,640
Commerce Bancshares, Inc.	4,071	155,064
Community Trust Bancorp, Inc.	784	26,758
Crescent Financial Bancshares, Inc. (a)	43	178
CVB Financial Corp.	4,029	42,707
Eagle Bancorp, Inc., Maryland (a)	1,045	22,677
East West Bancorp, Inc.	5,611	138,031
Eastern Virginia Bankshares, Inc. (a)	288	1,927
Enterprise Bancorp, Inc.	360	5,720
Enterprise Financial Services Corp.	896	12,526
Farmers National Banc Corp.	1,193	7,456
Fidelity Southern Corp.	865	9,602
Fifth Third Bancorp	36,692	581,201
Financial Institutions, Inc.	315	6,278
First Bancorp, North Carolina	768	10,245
First Busey Corp.	2,893	13,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First California Financial Group, Inc. (a)	1,240	$ 9,970
First Citizen Bancshares, Inc.	363	65,177
First Community Bancshares, Inc.	1,059	16,542
First Connecticut Bancorp, Inc.	692	9,903
First Financial Bancorp, Ohio	2,230	34,186
First Financial Bankshares, Inc.	1,180	52,628
First Financial Corp., Indiana	576	17,712
First Interstate Bancsystem, Inc.	710	12,972
First M&F Corp.	576	7,897
First Merchants Corp.	981	14,587
First Midwest Bancorp, Inc., Delaware	3,046	38,075
First Niagara Financial Group, Inc.	14,889	121,792
First of Long Island Corp.	188	5,371
First South Bancorp, Inc., Virginia (a)	480	3,096
FirstMerit Corp.	4,473	67,632
FNB United Corp. (a)	795	8,077
Fulton Financial Corp.	8,238	93,501
German American Bancorp, Inc.	657	14,296
Glacier Bancorp, Inc.	3,031	52,861
Great Southern Bancorp, Inc.	428	10,276
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,655	8,672
Guaranty Bancorp (a)	2,512	5,074
Hampton Roads Bankshares, Inc. (a)	10,999	14,519
Hancock Holding Co.	3,533	106,697
Hanmi Financial Corp. (a)	1,677	28,492
Heartland Financial USA, Inc.	768	18,079
Heritage Commerce Corp. (a)	2,480	16,765
Heritage Financial Corp., Washington	560	7,756
Heritage Oaks Bancorp (a)	1,642	9,228
Home Bancshares, Inc.	1,042	35,272
HomeTrust Bancshares, Inc.	936	14,461
Horizon Bancorp Industries	535	10,850
Huntington Bancshares, Inc.	35,238	247,723
IBERIABANK Corp.	1,253	62,901
Independent Bank Corp. (a)	77	455
Independent Bank Corp., Massachusetts	906	28,711
International Bancshares Corp.	2,704	54,756
Intervest Bancshares Corp. Class A (a)	1,101	5,978
Investors Bancorp, Inc.	4,774	84,357
Lakeland Bancorp, Inc.	1,411	13,560
Lakeland Financial Corp.	870	21,506
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Macatawa Bank Corp. (a)	829	$ 4,054
MainSource Financial Group, Inc.	1,211	16,954
MB Financial, Inc.	2,133	50,573
MBT Financial Corp. (a)	1,104	4,008
Mercantile Bank Corp.	272	4,532
Merchants Bancshares, Inc.	1,421	40,982
Metro Bancorp, Inc. (a)	416	6,926
Metrocorp Bancshares, Inc. (a)	861	8,903
Middleburg Financial Corp.	59	1,206
MidWestOne Financial Group, Inc.	584	13,420
National Bankshares, Inc.	360	12,146
National Penn Bancshares, Inc.	6,299	61,730
NBT Bancorp, Inc.	1,493	30,547
NewBridge Bancorp (a)	1,457	8,567
North Valley Bancorp (a)	299	5,074
Northrim Bancorp, Inc.	411	8,935
Old Second Bancorp, Inc. (a)	960	3,264
OmniAmerican Bancorp, Inc. (a)	454	11,831
Orrstown Financial Services, Inc. (a)	266	3,764
Pacific Continental Corp.	480	5,102
Pacific Mercantile Bancorp (a)	593	3,534
PacWest Bancorp	1,600	43,728
Park Sterling Corp. (a)	2,135	12,127
Peapack-Gladstone Financial Corp.	322	4,743
Penns Woods Bancorp, Inc.	213	8,620
Peoples Bancorp, Inc.	528	11,442
Pinnacle Financial Partners, Inc. (a)	1,238	26,877
Popular, Inc. (a)	4,240	118,381
Preferred Bank, Los Angeles (a)	538	8,673
PremierWest Bancorp (a)	78	126
PrivateBancorp, Inc.	3,093	55,396
Renasant Corp.	822	18,092
Republic Bancorp, Inc., Kentucky Class A	923	19,974
Royal Bancshares of Pennsylvania, Inc. Class A (a)	784	1,121
S&T Bancorp, Inc.	1,189	21,473
S.Y. Bancorp, Inc.	429	9,717
Sandy Spring Bancorp, Inc.	2,968	57,460
SCBT Financial Corp.	507	24,143
Seacoast Banking Corp., Florida (a)	1,913	3,941
Shore Bancshares, Inc.	320	2,138
Sierra Bancorp	512	6,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank (a)	1,924	$ 142,895
Simmons First National Corp. Class A	742	18,654
Southside Bancshares, Inc.	491	10,493
Southwest Bancorp, Inc., Oklahoma (a)	1,035	13,445
State Bank Financial Corp.	1,036	16,472
StellarOne Corp.	1,254	19,299
Sterling Financial Corp.	2,483	52,590
Suffolk Bancorp (a)	599	8,434
Summit Financial Group, Inc. (a)	432	2,938
Sun Bancorp, Inc., New Jersey (a)	3,303	11,891
Susquehanna Bancshares, Inc.	7,300	84,899
SVB Financial Group (a)	2,011	134,858
Taylor Capital Group, Inc. (a)	1,271	21,010
Texas Capital Bancshares, Inc. (a)	1,754	74,124
The First Bancorp, Inc.	662	11,472
TowneBank	1,011	14,700
Trico Bancshares	838	14,288
Trustmark Corp.	2,806	64,257
UMB Financial Corp.	1,720	78,415
Umpqua Holdings Corp.	4,752	59,638
Union/First Market Bankshares Corp.	742	13,467
United Bankshares, Inc., West Virginia	2,092	54,392
United Community Banks, Inc., Georgia (a)	1,733	18,664
United Security Bancshares, Inc. (a)	496	3,735
United Security Bancshares, California	1,099	4,198
Univest Corp. of Pennsylvania	758	12,575
Virginia Commerce Bancorp, Inc. (a)	1,712	23,215
Washington Banking Co., Oak Harbor	650	8,931
Washington Trust Bancorp, Inc.	849	22,448
WesBanco, Inc.	915	21,402
West Bancorp., Inc.	720	7,970
West Coast Bancorp	753	17,696
Westamerica Bancorp.	1,240	54,870
Wilshire Bancorp, Inc. (a)	2,949	17,311
Wintrust Financial Corp.	1,541	56,247
Zions Bancorporation	7,630	184,188
		5,579,574
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	1,536	8,095
Asta Funding, Inc.	550	5,291
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Atlanticus Holdings Corp. (a)	1,138	$ 3,687
Consumer Portfolio Services, Inc. (a)	1,072	8,844
Credit Acceptance Corp. (a)	964	106,551
DFC Global Corp. (a)	1,851	34,577
Encore Capital Group, Inc. (a)	982	29,018
EZCORP, Inc. (non-vtg.) Class A (a)	1,973	40,802
First Cash Financial Services, Inc. (a)	1,175	62,169
Netspend Holdings, Inc. (a)	3,179	50,387
Nicholas Financial, Inc.	1,522	20,623
Portfolio Recovery Associates, Inc. (a)	650	76,001
QC Holdings, Inc.	881	2,872
SLM Corp.	18,802	356,674
World Acceptance Corp. (a)	458	36,045
		841,636
Diversified Financial Services - 0.6%
California First National Bancorp	496	7,628
CBOE Holdings, Inc.	3,405	122,308
CME Group, Inc.	13,705	819,833
Interactive Brokers Group, Inc.	1,670	24,566
Life Partners Holdings, Inc.	723	2,878
MarketAxess Holdings, Inc.	1,542	60,231
Marlin Business Services Corp.	625	11,844
NewStar Financial, Inc. (a)	2,182	29,522
PICO Holdings, Inc. (a)	971	20,886
Resource America, Inc. Class A	720	6,415
The NASDAQ Stock Market, Inc.	6,792	215,035
		1,321,146
Insurance - 0.8%
Alterra Capital Holdings Ltd.	3,872	118,638
American National Insurance Co.	1,074	86,317
Amerisafe, Inc.	742	24,204
Amtrust Financial Services, Inc.	2,780	92,435
Arch Capital Group Ltd. (a)	5,498	270,062
Argo Group International Holdings, Ltd.	1,164	44,209
Baldwin & Lyons, Inc. Class B	603	14,044
Cincinnati Financial Corp.	6,649	299,271
CNinsure, Inc. ADR (a)	1,500	8,895
Donegal Group, Inc. Class A	1,029	14,838
Eastern Insurance Holdings, Inc.	278	5,176
eHealth, Inc. (a)	876	13,604
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
EMC Insurance Group	356	$ 9,163
Enstar Group Ltd. (a)	556	69,689
Erie Indemnity Co. Class A	1,865	136,518
Global Indemnity PLC (a)	357	8,247
Greenlight Capital Re, Ltd. (a)	1,174	28,153
Hallmark Financial Services, Inc. (a)	850	7,701
Infinity Property & Casualty Corp.	513	28,825
Kansas City Life Insurance Co.	544	20,302
Maiden Holdings Ltd.	3,440	34,675
National Interstate Corp.	779	25,925
National Western Life Insurance Co. Class A	108	17,589
Navigators Group, Inc. (a)	510	28,642
Safety Insurance Group, Inc.	664	31,208
Selective Insurance Group, Inc.	2,294	51,019
State Auto Financial Corp.	1,686	28,325
Tower Group, Inc.	1,763	32,880
United Fire Group, Inc.	1,173	28,832
		1,579,386
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	14,122	447,950
American Capital Mortgage Investment Corp.	1,450	37,265
American Realty Capital Properties, Inc.	2,034	26,910
CyrusOne, Inc.	746	15,897
Gladstone Commercial Corp.	2,314	43,873
Gyrodyne Co. of America, Inc.	86	6,400
New York Mortgage Trust, Inc. (d)	1,420	9,997
Potlatch Corp.	1,650	72,617
Retail Opportunity Investments Corp. (d)	2,061	26,608
Sabra Health Care REIT, Inc.	1,750	46,253
		733,770
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	954	77,789
AV Homes, Inc. (a)	283	4,251
China HGS Real Estate, Inc. (a)(d)	2,240	11,178
China Housing & Land Development, Inc. (a)(d)	1,847	2,955
Cresud S.A.C.I.F. y A. sponsored ADR (a)	2,056	17,229
Elbit Imaging Ltd. (a)	1,440	3,744
FirstService Corp. (sub. vtg.) (a)	1,102	35,029
Stratus Properties, Inc. (a)	283	3,331
Thomas Properties Group, Inc.	2,001	10,425
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Zillow, Inc. (a)(d)	1,020	$ 43,819
ZipRealty, Inc. (a)	1,312	5,038
		214,788
Thrifts & Mortgage Finance - 0.8%
America First Tax Exempt Investors LP	1,356	9,709
ASB Bancorp, Inc. (a)	356	5,906
Atlantic Coast Financial Corp. (a)	144	596
Bank Mutual Corp.	2,246	12,847
BankFinancial Corp.	1,270	10,135
Beneficial Mutual Bancorp, Inc. (a)	3,674	35,234
BofI Holding, Inc. (a)	640	21,549
Brookline Bancorp, Inc., Delaware	3,034	27,609
Camco Financial Corp. (a)	545	1,995
Capitol Federal Financial, Inc.	6,158	72,849
CFS Bancorp, Inc.	400	3,064
Charter Financial Corp., Georgia	906	11,153
Clifton Savings Bancorp, Inc.	3,469	39,200
Dime Community Bancshares, Inc.	1,293	18,374
ESB Financial Corp.	768	10,545
ESSA Bancorp, Inc.	664	7,337
First Defiance Financial Corp.	353	7,950
First Federal Bancshares of Arkansas, Inc. (a)	1,098	10,541
First Financial Holdings, Inc.	870	17,365
First Financial Northwest, Inc. (a)	858	6,804
First PacTrust Bancorp, Inc.	512	5,258
Flushing Financial Corp.	1,376	21,741
Fox Chase Bancorp, Inc.	728	12,172
Franklin Financial Corp./VA	720	12,859
Hingham Institution for Savings	598	41,836
HMN Financial, Inc. (a)	230	1,235
Home Bancorp, Inc. (a)	2,491	45,934
Home Federal Bancorp, Inc.	800	9,200
Home Loan Servicing Solutions Ltd.	2,318	52,294
HomeStreet, Inc.	744	18,585
Hudson City Bancorp, Inc.	21,907	186,648
Kearny Financial Corp.	8,824	88,152
Meridian Interstate Bancorp, Inc. (a)	824	14,906
MutualFirst Financial, Inc.	369	4,963
NASB Financial, Inc. (a)	433	9,617
Northfield Bancorp, Inc.	2,349	26,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancshares, Inc.	3,725	$ 46,525
OceanFirst Financial Corp.	640	8,922
Oritani Financial Corp.	1,808	26,596
People's United Financial, Inc.	13,985	183,204
Provident Financial Holdings, Inc.	1,576	26,950
Pulaski Financial Corp.	673	6,663
PVF Capital Corp. (a)	843	3,144
Riverview Bancorp, Inc. (a)	1,408	3,126
Rockville Financial, Inc.	837	10,764
Roma Financial Corp.	896	13,476
Severn Bancorp, Inc. (a)	854	4,390
SI Financial Group, Inc.	38	435
Simplicity Bancorp, Inc.	648	9,876
Territorial Bancorp, Inc.	640	14,925
TFS Financial Corp. (a)	17,891	188,034
Tree.com, Inc.	248	4,323
Trustco Bank Corp., New York	4,712	24,550
United Community Financial Corp., Ohio (a)	1,496	5,027
United Financial Bancorp, Inc.	344	5,143
ViewPoint Financial Group	1,600	33,360
Washington Federal, Inc.	4,667	81,906
Waterstone Financial, Inc. (a)	1,894	14,489
Westfield Financial, Inc.	549	4,277
WSFS Financial Corp.	283	13,443
		1,616,442
TOTAL FINANCIALS		14,019,974
HEALTH CARE - 13.3%
Biotechnology - 7.4%
3SBio, Inc. sponsored ADR (a)	862	12,844
Aastrom Biosciences, Inc. (a)(d)	3,286	4,009
ACADIA Pharmaceuticals, Inc. (a)	2,096	12,723
Achillion Pharmaceuticals, Inc. (a)	3,533	28,617
Acorda Therapeutics, Inc. (a)	1,584	47,124
Aegerion Pharmaceuticals, Inc. (a)	1,095	32,981
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,085	2,615
Affymax, Inc. (a)	1,706	4,538
Agenus, Inc. (a)	356	1,524
Alexion Pharmaceuticals, Inc. (a)	8,107	703,201
Alkermes PLC (a)	6,512	141,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. rights	4,965	$ 0
Alnylam Pharmaceuticals, Inc. (a)	1,923	45,556
AMAG Pharmaceuticals, Inc. (a)	869	14,382
Amarin Corp. PLC ADR (a)(d)	5,732	46,372
Amgen, Inc.	31,426	2,872,651
Amicus Therapeutics, Inc. (a)	2,257	6,049
Anacor Pharmaceuticals, Inc. (a)	1,066	3,710
Anthera Pharmaceuticals, Inc. (a)(d)	1,609	981
Arena Pharmaceuticals, Inc. (a)(d)	9,045	75,888
ARIAD Pharmaceuticals, Inc. (a)	7,464	156,968
ArQule, Inc. (a)	3,083	7,584
Array Biopharma, Inc. (a)	4,417	17,182
Arrowhead Research Corp. (a)	220	473
Astex Pharmaceuticals, Inc. (a)	3,904	12,727
AVEO Pharmaceuticals, Inc. (a)	1,669	11,132
BioCryst Pharmaceuticals, Inc. (a)	2,432	2,918
Biogen Idec, Inc. (a)	9,662	1,607,177
BioMarin Pharmaceutical, Inc. (a)	5,239	303,705
BioMimetic Therapeutics, Inc. (a)	1,182	11,217
Biospecifics Technologies Corp. (a)	266	4,176
Biota Pharmaceuticals, Inc.	380	1,516
Burcon NutraScience Corp. (a)	1,205	3,879
Celgene Corp. (a)	17,370	1,792,237
Cell Therapeutics, Inc. (a)	5,442	7,292
Celldex Therapeutics, Inc. (a)	2,093	19,925
Celsion Corp. (a)	1,875	1,819
Cepheid, Inc. (a)	2,584	94,135
Chelsea Therapeutics International Ltd. (a)	2,648	4,184
ChemoCentryx, Inc.	1,352	18,238
China Biologic Products, Inc. (a)	1,066	22,482
Cleveland Biolabs, Inc. (a)	665	1,031
Clovis Oncology, Inc. (a)	1,088	20,520
Codexis, Inc. (a)	1,910	3,954
Coronado Biosciences, Inc. (a)	1,497	10,958
Cubist Pharmaceuticals, Inc. (a)	2,657	112,737
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	2,710	7,290
Cyclacel Pharmaceuticals, Inc. (a)(d)	348	1,924
Cytokinetics, Inc.	2,000	1,996
Cytori Therapeutics, Inc. (a)	1,920	4,896
CytRx Corp. (a)	915	1,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(d)	6,080	$ 35,203
Discovery Laboratories, Inc. (a)	262	645
Durata Therapeutics, Inc.	1,110	9,491
Dyax Corp. (a)	2,981	9,569
Dynavax Technologies Corp. (a)	6,512	13,284
EntreMed, Inc. (a)	482	1,422
Enzon Pharmaceuticals, Inc.	2,476	10,473
Exact Sciences Corp. (a)	3,896	41,609
Exelixis, Inc. (a)(d)	8,300	37,848
Galena Biopharma, Inc. (a)(d)	3,082	5,887
Genomic Health, Inc. (a)	1,232	35,297
Gentium SpA sponsored ADR (a)	590	4,921
GenVec, Inc. (a)	419	700
Geron Corp. (a)	3,638	5,311
Gilead Sciences, Inc. (a)	62,163	2,654,982
Grifols SA ADR	3,826	109,730
GTx, Inc. (a)	3,074	13,987
Halozyme Therapeutics, Inc. (a)	4,871	26,596
Hyperion Therapeutics, Inc.	1,436	26,193
Idenix Pharmaceuticals, Inc. (a)	5,401	22,738
Idera Pharmaceuticals, Inc. (a)	1,280	922
ImmunoGen, Inc. (a)	3,637	55,173
Immunomedics, Inc. (a)	3,974	9,140
Incyte Corp. (a)(d)	5,434	120,635
Infinity Pharmaceuticals, Inc. (a)	1,883	77,749
Insmed, Inc. (a)	1,787	11,008
Intercept Pharmaceuticals, Inc.	586	22,866
InterMune, Inc. (a)	2,570	22,796
Ironwood Pharmaceuticals, Inc. Class A (a)	3,563	53,196
Isis Pharmaceuticals, Inc. (a)(d)	4,166	61,240
Keryx Biopharmaceuticals, Inc. (a)	2,542	16,345
KYTHERA Biopharmaceuticals, Inc.	666	17,356
Lexicon Pharmaceuticals, Inc. (a)	19,896	39,195
Ligand Pharmaceuticals, Inc.:
Class B (a)	622	12,776
General CVR	1,530	11
Glucagon CVR (a)	1,530	15
rights (a)	1,530	24
TR Beta CVR (a)	1,530	10
MannKind Corp. (a)	10,296	26,358
Maxygen, Inc.	1,798	4,387
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	3,048	$ 149,779
MEI Pharma, Inc. (a)	87	648
Merrimack Pharmaceuticals, Inc.	3,650	23,360
Metabolix, Inc. (a)	1,089	2,646
Momenta Pharmaceuticals, Inc. (a)	2,129	27,123
Myriad Genetics, Inc. (a)	3,186	80,988
Nanosphere, Inc. (a)	1,686	3,288
Neurocrine Biosciences, Inc. (a)	2,252	23,826
NewLink Genetics Corp. (a)	726	8,545
Novavax, Inc. (a)	3,942	7,174
NPS Pharmaceuticals, Inc. (a)	3,137	25,033
Nymox Pharmaceutical Corp. (a)(d)	1,248	7,276
OncoGenex Pharmaceuticals, Inc. (a)	304	3,615
Oncolytics Biotech, Inc. (a)(d)	2,218	8,108
Oncothyreon, Inc. (a)	2,569	5,318
Onyx Pharmaceuticals, Inc. (a)	2,865	215,763
Orexigen Therapeutics, Inc. (a)	3,574	21,301
Osiris Therapeutics, Inc. (a)(d)	1,408	9,265
OXiGENE, Inc. (a)	22	91
PDL BioPharma, Inc. (d)	6,400	45,696
Peregrine Pharmaceuticals, Inc. (a)(d)	3,569	4,640
Pharmacyclics, Inc. (a)	2,853	250,436
Pluristem Therapeutics, Inc. (a)(d)	2,689	8,927
Progenics Pharmaceuticals, Inc. (a)	1,360	3,590
QLT, Inc. (a)	2,499	19,867
Raptor Pharmaceutical Corp. (a)	1,619	8,046
Regeneron Pharmaceuticals, Inc. (a)	3,849	642,783
Regulus Therapeutics, Inc.	3,542	18,241
Repligen Corp. (a)	1,489	9,276
Rigel Pharmaceuticals, Inc. (a)	2,790	18,749
Sangamo Biosciences, Inc. (a)	1,905	19,412
Sarepta Therapeutics, Inc. (a)	1,152	33,719
Savient Pharmaceuticals, Inc. (a)(d)	2,666	2,506
Seattle Genetics, Inc. (a)	4,816	135,522
SIGA Technologies, Inc. (a)	3,241	13,871
Sinovac Biotech Ltd. (a)	2,531	8,352
Spectrum Pharmaceuticals, Inc. (d)	2,550	29,070
StemCells, Inc. (a)	462	790
Sunesis Pharmaceuticals, Inc. (a)	2,652	13,843
Synageva BioPharma Corp. (a)	936	46,772
Synergy Pharmaceuticals, Inc. (a)(d)	3,511	19,205
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synta Pharmaceuticals Corp. (a)	2,352	$ 20,204
Targacept, Inc. (a)	1,137	4,923
Telik, Inc. (a)	85	138
TESARO, Inc.	823	16,345
Theravance, Inc. (a)	4,170	84,609
Threshold Pharmaceuticals, Inc. (a)	2,499	11,570
Transition Therapeutics, Inc. (a)	2,304	4,861
Trius Therapeutics, Inc. (a)	2,467	12,952
United Therapeutics Corp. (a)	2,119	126,737
Vanda Pharmaceuticals, Inc. (a)	1,066	4,008
Venaxis, Inc. (a)	44	101
Verastem, Inc. (a)	761	7,169
Vertex Pharmaceuticals, Inc. (a)	8,784	411,267
Vical, Inc. (a)	2,192	7,014
XOMA Corp. (a)	3,566	9,664
Zalicus, Inc. (a)	3,729	2,431
ZIOPHARM Oncology, Inc. (a)(d)	2,560	11,341
		14,654,217
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	853	36,184
Abiomed, Inc. (a)	1,696	27,204
Accuray, Inc. (a)	2,631	11,234
Align Technology, Inc. (a)	3,259	102,463
Alphatec Holdings, Inc. (a)	4,488	7,315
Analogic Corp.	544	40,359
Angiodynamics, Inc. (a)	1,057	13,096
Anika Therapeutics, Inc. (a)	748	9,313
Antares Pharma, Inc. (a)	5,884	20,241
ArthroCare Corp. (a)	1,109	38,726
Atricure, Inc. (a)	756	6,713
Atrion Corp.	90	17,662
BioLase Technology, Inc.	1,195	4,314
Cardica, Inc. (a)	3,387	3,929
Cardiovascular Systems, Inc. (a)	486	7,684
Cerus Corp. (a)	1,905	6,267
Conceptus, Inc. (a)	1,158	25,858
CONMED Corp.	978	30,426
Cutera, Inc. (a)	449	5,792
Cyberonics, Inc. (a)	1,066	48,770
Cynosure, Inc. Class A (a)	1,037	29,378
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)(d)	1,560	$ 2,418
DENTSPLY International, Inc.	5,709	236,467
Derma Sciences, Inc. (a)	2,883	35,547
DexCom, Inc. (a)(d)	3,147	46,985
DynaVox, Inc. Class A (a)	471	216
Endologix, Inc. (a)	2,496	37,590
EnteroMedics, Inc. (a)	2,370	1,989
Exactech, Inc. (a)	811	14,931
Genmark Diagnostics, Inc. (a)	1,651	17,220
Given Imaging Ltd. (a)	973	15,422
Hansen Medical, Inc. (a)(d)	3,562	7,623
HeartWare International, Inc. (a)	562	48,006
Hologic, Inc. (a)	11,271	246,046
ICU Medical, Inc. (a)	533	30,253
IDEXX Laboratories, Inc. (a)	2,196	202,296
Imris, Inc. (a)	2,805	11,152
Insulet Corp. (a)	2,133	48,142
Integra LifeSciences Holdings Corp. (a)	1,147	46,729
Intuitive Surgical, Inc. (a)	1,634	833,160
Mako Surgical Corp. (a)	1,706	21,820
Masimo Corp.	2,343	46,509
Medical Action Industries, Inc. (a)	736	4,357
MELA Sciences, Inc. (a)	801	1,193
Meridian Bioscience, Inc.	1,766	37,439
Merit Medical Systems, Inc. (a)	1,607	19,155
Natus Medical, Inc. (a)	1,147	14,567
Neogen Corp. (a)	960	44,947
NeuroMetrix, Inc. (a)	17	44
Novadaq Technologies, Inc. (a)	1,300	12,883
NuVasive, Inc. (a)	1,548	28,746
NxStage Medical, Inc. (a)	2,486	27,893
OraSure Technologies, Inc. (a)	1,904	10,586
Orthofix International NV (a)	712	26,529
Palomar Medical Technologies, Inc. (a)	822	9,075
PhotoMedex, Inc. (a)(d)	1,018	15,016
Quidel Corp. (a)	1,190	28,167
Rochester Medical Corp. (a)	560	8,266
Rockwell Medical Technologies, Inc. (a)	1,029	4,538
RTI Biologics, Inc. (a)	2,870	10,418
Sirona Dental Systems, Inc. (a)	2,204	156,528
Solta Medical, Inc. (a)	2,708	6,174
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	1,480	$ 7,977
Stereotaxis, Inc. (a)	180	392
SurModics, Inc. (a)	736	18,665
Synergetics USA, Inc. (a)	1,600	8,512
Syneron Medical Ltd. (a)	1,396	14,337
The Spectranetics Corp. (a)	1,539	27,933
Thoratec Corp. (a)	2,400	84,504
Tornier BV (a)	1,500	26,070
Trinity Biotech PLC sponsored ADR	529	8,940
Unilife Corp. (a)(d)	4,038	10,135
Urologix, Inc. (a)	822	551
Utah Medical Products, Inc.	213	8,829
Vascular Solutions, Inc. (a)	573	8,698
Vermillion, Inc. (a)	605	738
Volcano Corp. (a)	2,171	46,980
Wright Medical Group, Inc. (a)	1,520	35,340
Zeltiq Aesthetics, Inc. (a)	1,304	5,255
		3,223,826
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	1,756	47,798
Air Methods Corp.	1,584	70,947
Almost Family, Inc.	342	7,042
Amedisys, Inc. (a)	1,094	12,362
AmSurg Corp. (a)	1,408	42,522
Bio-Reference Laboratories, Inc. (a)(d)	1,351	35,774
BioScrip, Inc. (a)	2,229	24,408
CardioNet, Inc. (a)	1,758	4,377
Catamaran Corp. (a)	8,550	459,221
Chindex International, Inc. (a)	646	7,074
Corvel Corp. (a)	512	24,596
Cross Country Healthcare, Inc. (a)	1,126	6,418
Express Scripts Holding Co. (a)	33,365	1,898,802
Gentiva Health Services, Inc. (a)	1,169	12,298
Healthways, Inc. (a)	1,590	20,432
Henry Schein, Inc. (a)	3,635	324,315
HMS Holdings Corp. (a)	3,363	97,493
IPC The Hospitalist Co., Inc. (a)	676	28,189
LCA-Vision, Inc. (a)	960	2,774
LHC Group, Inc. (a)	832	16,906
LifePoint Hospitals, Inc. (a)	2,123	93,603
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	1,173	$ 60,480
MWI Veterinary Supply, Inc. (a)	533	67,297
National Research Corp.	204	11,604
Patterson Companies, Inc.	4,504	163,675
PDI, Inc. (a)	656	4,789
Providence Service Corp. (a)	198	3,382
RadNet, Inc. (a)	2,138	6,051
Sharps Compliance Corp. (a)	950	2,774
The Ensign Group, Inc.	858	26,873
VCA Antech, Inc. (a)	3,520	77,299
		3,661,575
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	6,770	86,114
athenahealth, Inc. (a)	1,419	133,088
Cerner Corp. (a)	7,000	612,220
Computer Programs & Systems, Inc.	459	23,932
Epocrates, Inc. (a)	900	10,575
HealthStream, Inc. (a)	1,139	24,363
MedAssets, Inc. (a)	2,668	49,278
Medidata Solutions, Inc. (a)	1,173	61,137
Merge Healthcare, Inc. (a)(d)	3,620	8,869
Omnicell, Inc. (a)	1,494	26,922
Quality Systems, Inc.	2,436	45,115
		1,081,613
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	3,590	14,611
Albany Molecular Research, Inc. (a)	1,462	11,813
Apricus Biosciences, Inc. (a)(d)	1,465	3,912
BG Medicine, Inc. (a)	600	1,032
Bruker BioSciences Corp. (a)	6,720	117,869
Complete Genomics, Inc. (a)	1,226	3,837
Compugen Ltd. (a)	2,437	13,062
Fluidigm Corp. (a)	1,095	18,900
Furiex Pharmaceuticals, Inc. (a)	459	17,011
Harvard Bioscience, Inc. (a)	2,116	12,167
ICON PLC (a)	2,438	75,968
Illumina, Inc. (a)(d)	5,126	256,966
Life Technologies Corp. (a)	7,064	410,630
Luminex Corp. (a)	1,845	31,144
Pacific Biosciences of California, Inc. (a)	2,645	6,084
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	2,533	$ 87,870
PURE Bioscience, Inc. (a)	394	268
QIAGEN NV (a)(d)	9,617	206,285
Sequenom, Inc. (a)(d)	5,568	22,884
Techne Corp.	1,447	98,382
		1,410,695
Pharmaceuticals - 1.2%
Acura Pharmaceuticals, Inc. (a)(d)	1,720	3,543
Akorn, Inc. (a)	3,844	53,047
Alexza Pharmaceuticals, Inc. (a)	389	1,723
Alimera Sciences, Inc. (a)	1,412	4,236
Ampio Pharmaceuticals, Inc. (a)(d)	1,500	5,820
Auxilium Pharmaceuticals, Inc. (a)	1,892	32,259
AVANIR Pharmaceuticals Class A (a)	4,581	12,506
BioSante Pharmaceuticals, Inc. (a)(d)	788	1,032
Cadence Pharmaceuticals, Inc. (a)	2,983	14,617
Cardiome Pharma Corp. (a)	2,740	1,116
Cempra, Inc.	1,447	9,434
Columbia Laboratories, Inc. (a)	3,621	2,235
Corcept Therapeutics, Inc. (a)(d)	3,708	6,044
Cornerstone Therapeutics, Inc. (a)	1,398	9,325
Cumberland Pharmaceuticals, Inc. (a)	1,270	5,563
DepoMed, Inc. (a)	1,459	9,440
Durect Corp. (a)	4,182	4,684
Echo Therapeutics, Inc. (a)	3,928	2,946
Endo Health Solutions, Inc. (a)	4,620	143,220
Endocyte, Inc. (a)	1,368	13,201
Flamel Technologies SA sponsored ADR (a)	1,104	4,361
Hi-Tech Pharmacal Co., Inc.	433	16,025
Horizon Pharma, Inc.	3,751	7,915
Impax Laboratories, Inc. (a)	2,560	50,765
Jazz Pharmaceuticals PLC (a)	2,333	135,734
MAP Pharmaceuticals, Inc. (a)(d)	1,129	28,225
Mylan, Inc. (a)	16,712	494,842
Nektar Therapeutics (a)	4,700	43,569
Novogen Ltd. sponsored ADR (a)	67	418
NuPathe, Inc. (a)(d)	500	1,635
Obagi Medical Products, Inc. (a)	1,048	14,127
Omeros Corp. (a)	1,289	6,999
Optimer Pharmaceuticals, Inc. (a)	1,809	21,925
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	1,147	$ 25,073
Pain Therapeutics, Inc.	2,321	6,801
Perrigo Co.	3,897	441,023
Pozen, Inc. (a)	1,270	7,861
Questcor Pharmaceuticals, Inc. (d)	2,486	81,044
Repros Therapeutics, Inc. (a)(d)	727	8,542
Sagent Pharmaceuticals, Inc. (a)	1,036	16,990
Salix Pharmaceuticals Ltd. (a)	2,420	118,217
Santarus, Inc. (a)	2,598	34,475
SciClone Pharmaceuticals, Inc. (a)	2,033	9,677
Shire PLC sponsored ADR	1,581	148,076
Somaxon Pharmaceuticals, Inc. (a)	389	1,105
Sucampo Pharmaceuticals, Inc. Class A (a)	1,088	5,560
Supernus Pharmaceuticals, Inc. (a)	1,105	8,464
The Medicines Company (a)	2,267	72,113
Transcept Pharmaceuticals, Inc. (a)	612	3,550
Ventrus Biosciences, Inc. (a)	794	2,430
ViroPharma, Inc. (a)	2,710	67,587
VIVUS, Inc. (a)(d)	4,086	43,802
Warner Chilcott PLC	9,978	134,803
XenoPort, Inc. (a)	1,547	11,819
Zogenix, Inc. (a)	3,419	6,394
		2,417,937
TOTAL HEALTH CARE		26,449,863
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,015	22,452
American Science & Engineering, Inc.	269	16,823
API Technologies Corp. (a)	3,054	8,001
Astronics Corp. (a)	410	11,296
BE Aerospace, Inc. (a)	4,249	223,540
Elbit Systems Ltd.	2,433	94,717
Innovative Solutions & Support, Inc.	913	4,182
KEYW Holding Corp. (a)	1,066	15,457
Kratos Defense & Security Solutions, Inc. (a)	1,589	6,721
LMI Aerospace, Inc. (a)	491	10,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc.	1,046	$ 4,330
Taser International, Inc. (a)	1,667	12,419
		430,814
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	3,685	20,341
Atlas Air Worldwide Holdings, Inc. (a)	1,100	51,909
C.H. Robinson Worldwide, Inc.	6,807	388,135
Echo Global Logistics, Inc. (a)	1,063	19,825
Expeditors International of Washington, Inc.	8,482	329,526
Forward Air Corp.	1,280	48,282
Hub Group, Inc. Class A (a)	1,477	55,727
Pacer International, Inc. (a)	1,638	6,798
Park-Ohio Holdings Corp. (a)	758	15,418
UTI Worldwide, Inc.	4,262	64,910
		1,000,871
Airlines - 0.2%
Allegiant Travel Co.	763	61,261
Hawaiian Holdings, Inc. (a)	2,554	14,456
JetBlue Airways Corp. (a)	11,943	72,375
Republic Airways Holdings, Inc. (a)	1,798	16,919
Ryanair Holdings PLC sponsored ADR	4,787	185,065
SkyWest, Inc.	2,420	33,880
Spirit Airlines, Inc. (a)	2,898	58,685
		442,641
Building Products - 0.1%
AAON, Inc.	1,116	26,851
American Woodmark Corp. (a)	683	21,924
Apogee Enterprises, Inc.	1,286	33,166
Builders FirstSource, Inc. (a)	3,134	18,961
China Ceramics Co. Ltd. (a)	853	2,610
Gibraltar Industries, Inc. (a)	1,206	20,683
Insteel Industries, Inc.	977	15,525
Nortek, Inc. (a)	602	43,308
Patrick Industries, Inc. (a)	481	6,378
PGT, Inc. (a)	1,182	6,820
Universal Forest Products, Inc.	848	34,412
		230,638
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	387	4,725
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Acorn Energy, Inc.	1,174	$ 7,643
Casella Waste Systems, Inc. Class A (a)	1,222	5,719
CECO Environmental Corp.	550	5,940
China Recycling Energy Corp. (a)	1,696	1,832
Cintas Corp.	5,578	244,874
Copart, Inc. (a)	4,948	168,925
Courier Corp.	464	5,823
EnerNOC, Inc. (a)	945	15,583
Fuel Tech, Inc. (a)	1,035	4,585
G&K Services, Inc. Class A	747	31,127
Guanwei Recycling Corp. (a)	405	579
Healthcare Services Group, Inc.	2,716	65,456
Heritage-Crystal Clean, Inc. (a)	1,015	14,971
Herman Miller, Inc.	2,346	56,304
Industrial Services of America, Inc. (a)	489	1,467
InnerWorkings, Inc. (a)	2,177	32,154
Interface, Inc.	2,427	44,438
Intersections, Inc.	705	7,395
Kimball International, Inc. Class B	1,520	13,999
McGrath RentCorp.	1,040	30,670
Mobile Mini, Inc. (a)	2,022	54,432
Multi-Color Corp.	596	14,381
Performant Financial Corp.	1,776	23,532
Perma-Fix Environmental Services, Inc. (a)	2,961	2,695
R.R. Donnelley & Sons Co. (d)	7,537	78,686
Standard Parking Corp. (a)	820	17,019
Stericycle, Inc. (a)	3,696	354,520
Swisher Hygiene, Inc. (Canada) (a)	6,410	9,038
Tetra Tech, Inc. (a)	2,700	77,922
United Stationers, Inc.	1,773	64,183
US Ecology, Inc.	891	22,159
		1,482,776
Construction & Engineering - 0.2%
Aegion Corp. (a)	1,388	33,354
Foster Wheeler AG (a)	4,298	103,410
Great Lakes Dredge & Dock Corp.	3,744	36,504
Integrated Electrical Services, Inc. (a)	779	4,518
Layne Christensen Co. (a)	955	21,000
MYR Group, Inc. (a)	912	21,168
Northwest Pipe Co. (a)	528	12,609
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	2,346	$ 43,988
Sterling Construction Co., Inc. (a)	683	7,718
UniTek Global Services, Inc. (a)	693	2,439
		286,708
Electrical Equipment - 0.2%
Active Power, Inc. (a)	989	4,520
Altair Nanotechnologies, Inc. (a)(d)	236	486
American Superconductor Corp. (a)	2,088	6,034
Broadwind Energy, Inc. (a)	386	1,301
Capstone Turbine Corp. (a)	7,281	7,063
China BAK Battery, Inc. (a)	385	501
Coleman Cable, Inc.	657	6,511
Deswell Industries, Inc.	918	2,286
Encore Wire Corp.	758	24,779
Enphase Energy, Inc.	1,500	7,395
Franklin Electric Co., Inc.	982	63,899
FuelCell Energy, Inc. (a)	7,538	7,990
Global Power Equipment Group, Inc.	625	10,488
Highpower International, Inc. (a)	501	516
Hydrogenics Corp. (a)	276	2,202
II-VI, Inc. (a)	2,540	44,018
Jinpan International Ltd.	764	4,301
Lihua International, Inc.	1,045	5,371
Lime Energy Co. (a)	1,198	910
LSI Industries, Inc.	742	5,112
Ocean Power Technologies, Inc. (a)	624	1,229
Plug Power, Inc. (a)	539	92
Powell Industries, Inc. (a)	380	22,120
PowerSecure International, Inc. (a)	757	6,397
Preformed Line Products Co.	187	13,243
SolarCity Corp.	2,978	53,932
Ultralife Corp. (a)	961	3,652
Vicor Corp. (a)	1,654	8,733
		315,081
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,582	44,660
Machinery - 0.9%
Altra Holdings, Inc.	1,238	31,866
American Railcar Industries, Inc.	800	34,912
Astec Industries, Inc.	971	34,577
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc. (a)	1,198	$ 86,927
Cleantech Solutions International, Inc. (a)	145	483
Columbus McKinnon Corp. (NY Shares) (a)	944	18,521
Commercial Vehicle Group, Inc. (a)	1,450	11,455
Dynamic Materials Corp.	480	8,112
Energy Recovery, Inc. (a)	1,894	9,318
Flow International Corp. (a)	2,480	9,201
FreightCar America, Inc.	491	10,326
Hardinge, Inc.	416	5,441
Hurco Companies, Inc. (a)	240	6,749
L.B. Foster Co. Class A	366	16,163
Lincoln Electric Holdings, Inc.	3,450	193,373
Middleby Corp. (a)	778	116,163
NN, Inc. (a)	1,110	9,613
Nordson Corp.	2,588	164,079
Omega Flex, Inc.	384	5,349
PACCAR, Inc.	14,411	683,514
PMFG, Inc. (a)	592	4,008
RBC Bearings, Inc. (a)	841	41,915
Sun Hydraulics Corp.	1,120	31,237
Tecumseh Products Co.:
Class A (non-vtg.) (a)	854	7,737
Class B (a)	299	2,637
TriMas Corp. (a)	1,521	43,637
Twin Disc, Inc.	368	8,795
Westport Innovations, Inc. (a)(d)	2,307	66,765
Woodward, Inc.	2,854	106,825
		1,769,698
Marine - 0.0%
Diana Containerships, Inc.	1,601	10,823
DryShips, Inc. (a)(d)	17,127	33,055
Eagle Bulk Shipping, Inc. (a)	728	1,412
Euroseas Ltd.	1,456	1,441
FreeSeas, Inc. (a)	31	29
Newlead Holdings Ltd. (a)	301	217
Rand Logistics, Inc. (a)	1,130	6,441
Star Bulk Carriers Corp.	197	1,133
Ultrapetrol (Bahamas) Ltd. (a)	1,233	2,898
		57,449
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	407	$ 22,593
Acacia Research Corp. (a)	1,913	53,487
Advisory Board Co. (a)	1,396	70,931
Barrett Business Services, Inc.	176	7,688
CRA International, Inc. (a)	512	11,320
Exponent, Inc.	640	32,173
Heidrick & Struggles International, Inc.	806	10,962
Hudson Global, Inc. (a)	1,041	3,831
Huron Consulting Group, Inc. (a)	891	34,918
ICF International, Inc. (a)	850	21,029
Kelly Services, Inc. Class A (non-vtg.)	1,312	23,170
Kforce, Inc.	1,814	26,376
Lightbridge Corp. (a)	766	1,647
Odyssey Marine Exploration, Inc. (a)(d)	4,180	14,630
Pendrell Corp. (a)	6,775	9,688
Resources Connection, Inc.	1,803	22,015
RPX Corp. (a)	1,892	22,420
Verisk Analytics, Inc. (a)	6,897	403,612
VSE Corp.	214	4,903
		797,393
Road & Rail - 0.5%
AMERCO	771	116,197
Arkansas Best Corp.	1,078	12,440
Avis Budget Group, Inc. (a)	4,160	97,219
Covenant Transport Group, Inc. Class A (a)	913	5,432
Heartland Express, Inc.	3,720	50,480
J.B. Hunt Transport Services, Inc.	4,758	330,776
Landstar System, Inc.	1,865	104,981
Marten Transport Ltd.	838	17,347
Old Dominion Freight Lines, Inc. (a)	3,590	129,061
P.A.M. Transportation Services, Inc.	689	7,069
Patriot Transportation Holding, Inc. (a)	465	12,639
Quality Distribution, Inc. (a)	902	7,117
Saia, Inc. (a)	679	21,816
Student Transportation, Inc.	3,921	25,361
Universal Truckload Services, Inc.	950	17,328
USA Truck, Inc. (a)	448	2,213
Vitran Corp., Inc. (a)	1,009	6,164
Werner Enterprises, Inc.	2,867	65,998
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
YRC Worldwide, Inc. (a)	298	$ 1,827
Zipcar, Inc. (a)	1,893	23,151
		1,054,616
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,030	10,722
Beacon Roofing Supply, Inc. (a)	1,809	66,752
DXP Enterprises, Inc. (a)	626	38,937
Fastenal Co.	12,136	626,582
General Finance Corp. (a)	1,445	7,109
H&E Equipment Services, Inc.	1,376	26,777
Houston Wire & Cable Co.	827	9,626
Lawson Products, Inc.	640	9,114
Rush Enterprises, Inc.:
Class A (a)	1,112	27,244
Class B (a)	666	13,919
Titan Machinery, Inc. (a)	891	25,171
		861,953
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	213	5,879
TOTAL INDUSTRIALS		8,781,177
INFORMATION TECHNOLOGY - 49.4%
Communications Equipment - 5.8%
Acme Packet, Inc. (a)	2,804	81,821
ADTRAN, Inc.	2,600	58,084
Alvarion Ltd. (a)	3,179	1,526
Ambient Corp. (a)	640	1,728
Anaren, Inc. (a)	316	6,115
Arris Group, Inc. (a)	5,795	100,543
Aruba Networks, Inc. (a)	4,425	110,271
AudioCodes Ltd. (a)	2,112	8,638
Aviat Networks, Inc. (a)	3,226	11,485
Bel Fuse, Inc. Class B (non-vtg.)	395	6,581
Black Box Corp.	832	20,184
Brocade Communications Systems, Inc. (a)	20,918	117,350
CalAmp Corp. (a)	1,321	14,465
Ceragon Networks Ltd. (a)	1,425	6,484
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,264	1,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)	3,889	$ 59,268
Cisco Systems, Inc.	216,012	4,503,850
Cogo Group, Inc. (a)	1,648	3,477
Comtech Telecommunications Corp.	660	17,675
Dialogic, Inc. (a)	230	476
Digi International, Inc. (a)	1,436	14,159
DragonWave, Inc. (a)(d)	1,493	3,628
EchoStar Holding Corp. Class A (a)	1,632	61,755
EMCORE Corp. (a)(d)	1,427	8,319
EXFO, Inc. (sub. vtg.) (a)	967	5,326
Extreme Networks, Inc. (a)	3,756	13,146
F5 Networks, Inc. (a)	3,289	310,580
Finisar Corp. (a)	3,538	51,832
Gilat Satellite Networks Ltd. (a)	2,587	14,332
Globecomm Systems, Inc. (a)	769	9,336
Harmonic, Inc. (a)	4,689	26,680
Infinera Corp. (a)	4,129	26,797
InterDigital, Inc.	1,594	70,774
Ituran Location & Control Ltd.	828	12,519
Ixia (a)	3,200	64,896
JDS Uniphase Corp. (a)	9,046	128,091
KVH Industries, Inc. (a)	545	7,259
Loral Space & Communications Ltd.	877	51,076
Meru Networks, Inc. (a)	612	2,736
Mitel Networks, Inc. (a)	2,123	8,025
NETGEAR, Inc. (a)	1,562	53,186
NumereX Corp. Class A (a)	889	10,926
Oclaro, Inc. (a)	3,065	4,076
Oplink Communications, Inc. (a)	732	11,244
Parkervision, Inc. (a)	4,359	17,392
PC-Tel, Inc.	1,190	8,235
Polycom, Inc. (a)	7,188	65,483
Procera Networks, Inc. (a)	576	6,739
QUALCOMM, Inc.	69,413	4,555,575
Radware Ltd. (a)	798	29,031
Research In Motion Ltd. (a)(d)	21,427	286,050
Riverbed Technology, Inc. (a)	6,197	94,690
ShoreTel, Inc. (a)	2,886	11,717
Sierra Wireless, Inc. (a)	1,836	20,652
Silicom Ltd. (a)	368	9,899
Sonus Networks, Inc. (a)	11,238	27,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Symmetricom, Inc. (a)	2,609	$ 12,888
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	7,717	94,225
Telestone Technologies Corp. (a)(d)	334	518
Tellabs, Inc.	14,905	30,257
Telular Corp.	960	9,562
Tessco Technologies, Inc.	370	8,425
Ubiquiti Networks, Inc. (d)	3,733	51,403
UTStarcom Holdings Corp. (a)	4,438	4,176
ViaSat, Inc. (a)	1,712	80,396
Westell Technologies, Inc. Class A (a)	2,963	5,393
Wi-Lan, Inc.	5,090	21,865
		11,554,352
Computers & Peripherals - 10.2%
Apple, Inc.	38,389	16,944,885
Avid Technology, Inc. (a)	1,654	11,462
Concurrent Computer Corp.	384	2,684
Cray, Inc. (a)	1,592	30,805
Datalink Corp. (a)	966	10,027
Dell, Inc.	71,102	991,873
Dot Hill Systems Corp. (a)	3,638	4,729
Electronics for Imaging, Inc. (a)	1,645	37,934
Hutchinson Technology, Inc. (a)	1,126	3,187
Immersion Corp. (a)	1,424	9,527
Intevac, Inc. (a)	971	4,641
Logitech International SA (d)	6,941	46,921
NetApp, Inc. (a)	14,720	497,978
Novatel Wireless, Inc. (a)	2,130	4,622
OCZ Technology Group, Inc. (a)(d)	2,506	4,335
QLogic Corp. (a)	4,190	47,682
Rimage Corp.	426	2,905
SanDisk Corp. (a)	10,026	505,210
Seagate Technology	15,524	499,252
Silicon Graphics International Corp. (a)	1,078	16,224
Smart Technologies, Inc. Class A (a)	1,650	2,475
STEC, Inc. (a)	2,145	10,339
Stratasys Ltd. (a)(d)	1,564	98,751
Super Micro Computer, Inc. (a)	1,321	15,456
Synaptics, Inc. (a)	1,440	50,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Western Digital Corp.	9,915	$ 467,591
Xyratex Ltd.	1,254	11,574
		20,333,123
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,120	10,315
Audience, Inc.	1,015	13,845
Cognex Corp.	1,622	66,810
Coherent, Inc.	960	55,450
Daktronics, Inc.	1,878	19,174
DTS, Inc. (a)	646	12,855
Echelon Corp. (a)	1,952	5,134
Electro Rent Corp.	1,152	18,639
Electro Scientific Industries, Inc.	1,424	15,678
FARO Technologies, Inc. (a)	736	31,170
FEI Co.	1,552	98,304
Flextronics International Ltd. (a)	28,864	191,946
FLIR Systems, Inc.	5,917	155,854
GSI Group, Inc. (a)	1,600	15,360
HLS Systems International Ltd. (a)	2,123	26,474
I. D. Systems Inc. (a)	641	4,045
Identive Group, Inc. (a)	3,303	4,789
Insight Enterprises, Inc. (a)	1,741	33,462
IPG Photonics Corp. (d)	2,028	120,240
Itron, Inc. (a)	1,645	69,205
Littelfuse, Inc.	1,036	68,552
LoJack Corp. (a)	1,121	3,363
Maxwell Technologies, Inc. (a)	1,168	10,220
Measurement Specialties, Inc. (a)	555	20,158
Mercury Systems, Inc. (a)	1,014	6,946
Mesa Laboratories, Inc.	29	1,539
MicroVision, Inc. (a)(d)	458	783
Molex, Inc.	3,877	107,432
Molex, Inc. Class A (non-vtg.)	3,270	74,294
MTS Systems Corp.	616	33,264
Multi-Fineline Electronix, Inc. (a)	1,190	18,183
National Instruments Corp.	4,880	146,790
Neonode, Inc. (a)	1,485	7,915
NetList, Inc. (a)	2,427	1,893
Newport Corp. (a)	1,302	21,288
Orbotech Ltd. (a)	1,504	14,438
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
OSI Systems, Inc. (a)	763	$ 43,972
PC Connection, Inc.	737	10,569
PC Mall, Inc. (a)	593	4,210
Plexus Corp. (a)	1,493	36,369
Power-One, Inc. (a)(d)	4,312	18,369
RadiSys Corp. (a)	998	4,182
Richardson Electronics Ltd.	514	6,147
Rofin-Sinar Technologies, Inc. (a)	1,195	31,751
Sanmina Corp. (a)	3,287	33,659
ScanSource, Inc. (a)	1,286	38,593
Tech Data Corp. (a)	1,552	82,349
Trimble Navigation Ltd. (a)	5,228	310,700
TTM Technologies, Inc. (a)	3,101	25,428
Universal Display Corp. (a)	1,970	61,819
Viasystems Group, Inc. (a)	755	10,706
Zygo Corp. (a)	1,073	15,365
		2,239,995
Internet Software & Services - 9.5%
21Vianet Group, Inc. ADR (a)	1,259	12,200
Akamai Technologies, Inc. (a)	7,256	268,182
Angie's List, Inc. (a)	2,325	39,665
Autobytel, Inc. (a)	374	1,705
Baidu.com, Inc. sponsored ADR (a)	11,268	1,022,684
Bazaarvoice, Inc.	2,928	20,496
Blucora, Inc. (a)	1,494	23,157
Brightcove, Inc.	1,045	6,584
Carbonite, Inc. (a)	1,100	10,802
China Finance Online Co. Ltd. ADR (a)	976	1,425
ChinaCache International Holdings Ltd. sponsored ADR (a)	240	850
comScore, Inc. (a)	1,158	18,459
Constant Contact, Inc. (a)	1,280	18,086
Cornerstone OnDemand, Inc. (a)	1,989	67,348
CoStar Group, Inc. (a)	1,106	111,418
DealerTrack Holdings, Inc. (a)	1,721	50,752
Digital River, Inc. (a)	1,622	23,097
E2open, Inc.	970	19,167
EarthLink, Inc.	4,752	27,609
eBay, Inc. (a)	53,126	2,904,930
eGain Communications Corp. (a)	992	7,926
Equinix, Inc. (a)	2,013	425,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A	68,743	$ 1,873,247
GigaMedia Ltd. (a)	2,273	2,682
Global Eagle Entertainment, Inc. (a)	1,473	14,362
Google, Inc. Class A (a)	10,797	8,650,556
IAC/InterActiveCorp	3,566	145,315
Internap Network Services Corp. (a)	2,439	21,171
Internet Initiative Japan, Inc. sponsored ADR	920	12,190
iPass, Inc. (a)	4,023	8,086
j2 Global, Inc.	1,833	65,401
Keynote Systems, Inc.	720	11,002
Limelight Networks, Inc. (a)	3,547	7,520
Liquidity Services, Inc. (a)(d)	1,270	43,244
LivePerson, Inc. (a)	2,448	35,423
LogMeIn, Inc. (a)	1,122	20,039
Marchex, Inc. Class B	1,910	7,220
Market Leader, Inc. (a)	918	6,830
MercadoLibre, Inc. (d)	1,830	156,666
Move, Inc. (a)	1,648	16,084
NetEase.com, Inc. sponsored ADR	3,142	161,090
NIC, Inc.	2,625	46,515
Open Text Corp. (a)	2,357	129,752
OpenTable, Inc. (a)	1,012	56,267
Perficient, Inc. (a)	1,617	18,725
Points International Ltd. (a)	852	10,752
QuinStreet, Inc. (a)	1,869	10,709
RealNetworks, Inc. (a)	1,477	10,738
Rediff.com India Ltd. sponsored ADR (a)	640	1,728
Reis, Inc. (a)	400	6,100
Remark Media, Inc. (a)	188	241
Responsys, Inc. (a)	1,845	14,889
Saba Software, Inc. (a)	1,713	14,972
SciQuest, Inc. (a)	853	16,335
Sify Technologies Ltd. sponsored ADR (a)	1,856	3,638
SINA Corp. (a)	2,734	141,293
Sohu.com, Inc. (a)	1,576	70,353
SPS Commerce, Inc. (a)	565	21,125
Stamps.com, Inc. (a)	720	17,561
Support.com, Inc. (a)	2,928	11,419
Synacor, Inc.	1,232	4,053
TechTarget, Inc. (a)	1,600	7,776
TheStreet.com, Inc.	2,860	5,291
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Travelzoo, Inc. (a)	801	$ 16,877
United Online, Inc.	3,459	20,408
Unwired Planet, Inc. (a)	3,798	7,634
ValueClick, Inc. (a)	3,292	87,798
Velti PLC (a)(d)	2,843	10,462
VeriSign, Inc. (a)	6,409	293,532
VistaPrint Ltd. (a)(d)	1,546	54,110
Vocus, Inc. (a)	875	12,285
Web.com Group, Inc. (a)(d)	1,976	33,750
WebMD Health Corp. (a)	2,149	47,493
WebMediaBrands, Inc. (a)	258	418
Xoom Corp.	1,275	27,107
Yahoo!, Inc. (a)	48,596	1,035,581
Yandex NV (a)	7,945	184,245
Zix Corp. (a)	686	2,579
		18,795,031
IT Services - 2.0%
Acxiom Corp. (a)	2,840	51,716
Automatic Data Processing, Inc.	19,829	1,216,707
Cardtronics, Inc. (a)	1,910	50,348
Cass Information Systems, Inc.	496	21,204
China Information Technology, Inc. (a)	1,013	1,084
Cognizant Technology Solutions Corp. Class A (a)	12,355	948,493
Computer Task Group, Inc.	764	15,204
CSG Systems International, Inc. (a)	1,446	28,067
Euronet Worldwide, Inc. (a)	2,118	51,129
ExlService Holdings, Inc. (a)	1,318	39,896
Fiserv, Inc. (a)	5,476	449,634
Forrester Research, Inc.	1,040	28,558
Hackett Group, Inc.	1,808	8,371
iGate Corp. (a)	2,177	41,602
Information Services Group, Inc. (a)	1,329	1,781
Innodata, Inc. (a)	1,345	4,694
Jack Henry & Associates, Inc.	4,114	179,864
Lionbridge Technologies, Inc. (a)	2,289	8,744
ManTech International Corp. Class A	853	21,163
ModusLink Global Solutions, Inc. (a)	1,776	5,115
NCI, Inc. Class A (a)	523	2,631
Online Resources Corp. (a)	1,041	3,987
Pactera Technology International Ltd. ADR	1,442	9,878
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	15,032	$ 497,559
PFSweb, Inc. (a)	433	1,494
PRG-Schultz International, Inc. (a)	1,846	11,999
Rainmaker Systems, Inc. (a)	2,561	1,670
Sapient Corp. (a)	5,902	66,220
ServiceSource International, Inc. (a)	2,773	17,525
Sykes Enterprises, Inc. (a)	1,824	27,105
Syntel, Inc.	1,733	104,257
Teletech Holdings, Inc. (a)	2,363	44,212
Virtusa Corp. (a)	1,066	22,333
		3,984,244
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,003	89,574
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Energy Industries, Inc. (a)	1,600	28,864
Aixtron AG sponsored ADR	200	2,642
Alpha & Omega Semiconductor Ltd. (a)	1,230	9,914
Altera Corp.	13,110	464,356
Ambarella, Inc. (a)	1,725	17,181
Amkor Technology, Inc. (a)	5,736	23,231
Amtech Systems, Inc. (a)	427	1,704
ANADIGICS, Inc. (a)	3,216	6,786
Analog Devices, Inc.	12,614	570,405
Applied Materials, Inc.	50,646	693,850
Applied Micro Circuits Corp. (a)	2,581	20,519
ARM Holdings PLC sponsored ADR	4,616	200,888
ASM International NV (depositary receipt)	225	8,926
ASML Holding NV (d)	3,027	214,856
Atmel Corp. (a)	17,461	118,735
ATMI, Inc. (a)	1,377	30,156
Avago Technologies Ltd.	10,216	349,592
Axcelis Technologies, Inc. (a)	4,865	5,546
AXT, Inc. (a)	2,121	6,045
Broadcom Corp. Class A	20,860	711,535
Brooks Automation, Inc.	3,206	32,413
Cabot Microelectronics Corp. (d)	1,046	35,742
Camtek Ltd. (a)	1,585	2,203
Canadian Solar, Inc. (a)	2,123	8,513
Cavium, Inc. (a)	1,964	72,511
Ceva, Inc. (a)	1,120	16,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
China Sunergy Co. Ltd. ADR (a)(d)	469	$ 704
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	866	9,396
Cirrus Logic, Inc. (a)	2,580	62,023
Cohu, Inc.	944	9,497
Cree, Inc. (a)	4,716	213,305
Cymer, Inc. (a)	1,286	127,160
Cypress Semiconductor Corp.	5,460	57,494
Diodes, Inc. (a)	1,734	34,559
DSP Group, Inc. (a)	1,392	10,078
Entegris, Inc. (a)	5,568	52,952
Entropic Communications, Inc. (a)	3,465	15,281
Exar Corp. (a)	1,872	21,996
EZchip Semiconductor Ltd. (a)	1,088	26,395
First Solar, Inc. (a)(d)	3,517	90,914
FormFactor, Inc. (a)	1,979	9,935
GSI Technology, Inc. (a)	1,301	8,352
GT Advanced Technologies, Inc. (a)(d)	5,267	15,064
Hanwha Solarone Co. Ltd. ADR (a)	1,910	2,216
Himax Technologies, Inc. sponsored ADR	3,745	12,059
Hittite Microwave Corp. (a)	1,217	78,886
Ikanos Communications, Inc. (a)	1,984	3,452
Integrated Device Technology, Inc. (a)	5,239	35,625
Integrated Silicon Solution, Inc. (a)	1,078	9,163
Intel Corp.	202,434	4,220,749
Intermolecular, Inc. (a)	1,600	15,472
Intersil Corp. Class A	5,270	44,742
IXYS Corp.	1,734	17,288
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,021	4,543
KLA-Tencor Corp.	6,845	374,832
Kopin Corp. (a)	3,526	11,354
Kulicke & Soffa Industries, Inc. (a)	3,062	33,131
Lam Research Corp. (a)	7,270	307,521
Lattice Semiconductor Corp. (a)	5,217	24,416
Linear Technology Corp.	8,874	339,342
LSI Corp. (a)	22,293	155,159
LTX-Credence Corp. (a)	2,164	12,551
M/A-COM Technology Solutions, Inc.	1,800	29,160
Marvell Technology Group Ltd.	21,872	220,907
Mattson Technology, Inc. (a)	2,321	2,855
Maxim Integrated Products, Inc.	11,844	369,296
Mellanox Technologies Ltd. (a)(d)	1,709	90,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMSIC, Inc. (a)	1,964	$ 6,756
Micrel, Inc.	2,553	26,858
Microchip Technology, Inc.	7,840	285,925
Micron Technology, Inc. (a)	41,609	349,100
Microsemi Corp. (a)	4,284	88,379
Mindspeed Technologies, Inc. (a)	1,256	5,589
MKS Instruments, Inc.	2,091	56,750
Monolithic Power Systems, Inc.	1,478	36,344
MoSys, Inc. (a)	1,632	5,663
Nanometrics, Inc. (a)	854	12,597
Nova Measuring Instruments Ltd. (a)	1,169	10,486
NVE Corp. (a)	224	11,863
NVIDIA Corp.	25,280	320,045
NXP Semiconductors NV (a)	10,300	332,896
O2Micro International Ltd. sponsored ADR (a)	1,734	5,566
Omnivision Technologies, Inc. (a)	2,241	34,534
ON Semiconductor Corp. (a)	17,662	141,296
PDF Solutions, Inc. (a)	1,440	22,378
Peregrine Semiconductor Corp.	1,200	11,988
Pericom Semiconductor Corp. (a)	1,446	10,151
Photronics, Inc. (a)	2,385	15,836
Pixelworks, Inc. (a)	637	1,542
PLX Technology, Inc. (a)	2,241	10,645
PMC-Sierra, Inc. (a)	7,541	48,941
Power Integrations, Inc.	1,066	44,569
QuickLogic Corp. (a)(d)	1,649	3,562
Rambus, Inc. (a)	4,755	26,818
RDA Microelectronics, Inc. sponsored ADR	373	4,043
RF Micro Devices, Inc. (a)	11,894	54,831
Rubicon Technology, Inc. (a)	1,014	5,232
Rudolph Technologies, Inc. (a)	1,158	12,761
SemiLEDs Corp. (a)	1,173	869
Semtech Corp. (a)	2,774	84,801
Sigma Designs, Inc. (a)	1,222	5,682
Silicon Image, Inc. (a)	3,478	16,034
Silicon Laboratories, Inc. (a)	1,742	72,328
Silicon Motion Technology Corp. sponsored ADR	1,313	17,148
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,609	13,802
Skyworks Solutions, Inc. (a)	8,220	175,086
Spreadtrum Communications, Inc. ADR	1,659	29,049
SunPower Corp. (a)(d)	4,263	50,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Supertex, Inc.	526	$ 11,882
Tessera Technologies, Inc.	1,942	34,645
Texas Instruments, Inc.	45,824	1,574,971
Tower Semiconductor Ltd. (a)	711	4,835
TranSwitch Corp. (a)	2,252	1,869
TriQuint Semiconductor, Inc. (a)	6,849	32,190
Ultra Clean Holdings, Inc. (a)	1,137	6,708
Ultratech, Inc. (a)	1,061	43,480
Veeco Instruments, Inc. (a)	1,602	51,120
Volterra Semiconductor Corp. (a)	1,214	18,635
Xilinx, Inc.	10,722	399,609
		15,482,734
Software - 12.9%
Accelrys, Inc. (a)	2,461	23,281
ACI Worldwide, Inc. (a)	1,712	78,427
Activision Blizzard, Inc.	45,168	645,902
Actuate Corp. (a)	1,856	11,155
Adobe Systems, Inc. (a)	20,176	792,917
Advent Software, Inc. (a)	2,240	58,688
Allot Communications Ltd. (a)	1,357	18,632
American Software, Inc. Class A	902	7,360
ANSYS, Inc. (a)	3,830	290,314
AsiaInfo-Linkage, Inc. (a)	3,075	33,917
Aspen Technology, Inc. (a)	3,803	116,980
Autodesk, Inc. (a)	9,347	343,222
AutoNavi Holdings Ltd. ADR (a)	928	9,419
Blackbaud, Inc.	1,734	48,205
BluePhoenix Solutions Ltd. (a)	336	1,472
BMC Software, Inc. (a)	6,302	252,521
Bottomline Technologies, Inc. (a)	1,660	45,036
BroadSoft, Inc. (a)	1,130	23,730
CA Technologies, Inc.	18,595	455,392
Cadence Design Systems, Inc. (a)	13,125	185,850
Callidus Software, Inc. (a)	1,736	7,552
Changyou.com Ltd. (A Shares) ADR	398	11,860
Check Point Software Technologies Ltd. (a)	8,398	440,979
Cinedigm Digital Cinema Corp. (a)	3,785	5,185
Citrix Systems, Inc. (a)	7,617	540,045
ClickSoftware Technologies Ltd.	1,176	9,702
CommVault Systems, Inc. (a)	1,888	139,618
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	8,618	$ 100,055
Comverse, Inc.	853	23,475
Concur Technologies, Inc. (a)(d)	2,209	155,072
Descartes Systems Group, Inc. (a)	1,997	18,203
Digimarc Corp.	416	9,289
Ebix, Inc. (d)	1,372	21,993
Electronic Arts, Inc. (a)	12,421	217,740
Envivio, Inc.	1,610	2,737
EPIQ Systems, Inc.	1,600	19,904
ePlus, Inc.	306	14,064
FalconStor Software, Inc. (a)	2,705	7,276
Fortinet, Inc. (a)	6,387	154,438
Glu Mobile, Inc. (a)(d)	2,980	6,765
Guidance Software, Inc. (a)	1,378	13,518
Informatica Corp. (a)	4,373	153,099
Interactive Intelligence Group, Inc. (a)	786	32,705
Intuit, Inc.	12,302	793,233
Jive Software, Inc. (a)	2,659	44,086
KongZhong Corp. sponsored ADR (a)	1,066	6,577
Magic Software Enterprises Ltd.	452	2,111
Majesco Entertainment Co. (a)	2,588	1,383
Manhattan Associates, Inc. (a)	890	62,175
Mentor Graphics Corp.	4,430	78,455
MICROS Systems, Inc. (a)	3,306	141,497
Microsoft Corp.	342,881	9,532,092
MicroStrategy, Inc. Class A (a)	368	37,492
Mitek Systems, Inc. (a)	1,000	4,300
Monotype Imaging Holdings, Inc.	1,654	34,734
Motricity, Inc. (a)(d)	1,800	720
Net 1 UEPS Technologies, Inc. (a)	2,133	12,179
NetScout Systems, Inc. (a)	1,813	46,105
NICE Systems Ltd. sponsored ADR (a)	1,686	59,533
Nuance Communications, Inc. (a)	13,210	243,196
Oracle Corp.	195,922	6,712,288
Parametric Technology Corp. (a)	5,000	115,700
Pegasystems, Inc.	1,453	39,798
Perfect World Co. Ltd. sponsored ADR Class B	1,680	19,085
Pervasive Software, Inc. (a)	542	4,959
Progress Software Corp. (a)	2,697	60,736
Proofpoint, Inc.	1,165	16,287
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
QAD, Inc.:
Class A	704	$ 9,187
Class B	176	2,117
QLIK Technologies, Inc. (a)	3,413	88,738
Qualys, Inc.	2,087	24,752
RealPage, Inc. (a)(d)	2,850	61,731
Rovi Corp. (a)	4,561	81,140
Sapiens International Corp. NV	2,472	11,940
SeaChange International, Inc. (a)	1,398	16,105
Shanda Games Ltd. sponsored ADR (a)	3,998	12,194
Smith Micro Software, Inc. (a)	1,425	2,081
Sourcefire, Inc. (a)	1,219	65,375
Splunk, Inc.	3,933	142,099
SS&C Technologies Holdings, Inc. (a)	3,024	76,537
Symantec Corp. (a)	28,646	671,462
Synchronoss Technologies, Inc. (a)	1,500	45,255
Synopsys, Inc. (a)	6,188	216,766
Take-Two Interactive Software, Inc. (a)	3,398	49,747
Tangoe, Inc. (a)	1,405	19,206
TeleCommunication Systems, Inc. Class A (a)	1,600	3,696
TeleNav, Inc. (a)	1,883	13,388
The9 Ltd. sponsored ADR (a)	838	2,321
TIBCO Software, Inc. (a)	6,484	139,082
TigerLogic Corp. (a)	1,052	1,946
TiVo, Inc. (a)	4,856	60,166
Trunkbow International Holdings Ltd. (a)	1,250	1,600
Ultimate Software Group, Inc. (a)	1,066	104,756
Vasco Data Security International, Inc. (a)	1,616	13,364
Verint Systems, Inc. (a)	2,585	88,329
Wave Systems Corp. Class A (a)(d)	3,433	3,021
Websense, Inc. (a)	1,734	25,993
Zynga, Inc. (a)	23,895	81,004
		25,751,513
TOTAL INFORMATION TECHNOLOGY		98,230,566
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,386	43,451
ADA-ES, Inc. (a)	327	8,688
American Pacific Corp. (a)	560	10,360
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Balchem Corp.	1,280	$ 51,622
Gulf Resources, Inc. (a)	1,248	1,460
Hawkins, Inc.	323	12,739
Innophos Holdings, Inc.	864	42,189
Innospec, Inc.	1,088	43,792
Landec Corp. (a)	1,142	12,573
Material Sciences Corp. (a)	608	6,171
Methanex Corp.	3,942	144,301
Penford Corp. (a)	507	5,146
Senomyx, Inc. (a)	1,601	3,858
Sigma Aldrich Corp.	4,124	317,795
Yongye International, Inc. (a)	2,133	11,923
Zoltek Companies, Inc. (a)(d)	1,366	12,772
		728,840
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,270	29,528
United States Lime & Minerals, Inc. (a)	145	7,604
		37,132
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	320	22,570
Silgan Holdings, Inc.	2,954	126,815
		149,385
Metals & Mining - 0.4%
Century Aluminum Co. (a)	3,697	29,983
China Gerui Adv Mat Group Ltd. (a)(d)	1,672	4,631
China Natural Resources, Inc. (a)	870	4,733
China Precision Steel, Inc. (a)(d)	169	257
Globe Specialty Metals, Inc.	2,942	42,041
Handy & Harman Ltd. (a)	853	13,819
Haynes International, Inc.	464	23,896
Horsehead Holding Corp. (a)	1,668	17,631
Kaiser Aluminum Corp.	875	53,585
Olympic Steel, Inc.	512	10,583
Pan American Silver Corp.	6,387	105,322
Randgold Resources Ltd. sponsored ADR	2,174	180,159
Royal Gold, Inc.	2,649	173,615
Schnitzer Steel Industries, Inc. Class A	923	26,407
Silver Standard Resources, Inc. (a)	3,537	36,113
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	800	904
Steel Dynamics, Inc.	9,066	138,438
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sutor Technology Group Ltd. (a)	2,108	$ 3,963
Universal Stainless & Alloy Products, Inc. (a)	282	10,008
		876,088
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,411	17,528
Pope Resources, Inc. LP	278	17,164
		34,692
TOTAL MATERIALS		1,826,137
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	3,491	21,121
Alaska Communication Systems Group, Inc.	2,188	3,763
Atlantic Tele-Network, Inc.	587	27,589
B Communications Ltd. (a)	1,122	4,791
Cbeyond, Inc. (a)	1,174	8,241
Cogent Communications Group, Inc.	1,888	47,483
Consolidated Communications Holdings, Inc.	1,707	28,678
FairPoint Communications, Inc. (a)(d)	1,000	8,350
Frontier Communications Corp. (d)	41,600	172,224
General Communications, Inc. Class A (a)	1,569	13,258
Hawaiian Telcom Holdco, Inc. (a)	373	7,188
HickoryTech Corp.	608	5,709
Hong Kong Television Network Ltd. sponsored ADR	598	4,037
inContact, Inc. (a)	2,678	18,184
Internet Gold Golden Lines Ltd. (a)	768	2,212
Iridium Communications, Inc. (a)	2,616	15,984
Lumos Networks Corp.	965	11,020
Neutral Tandem, Inc.	1,378	4,727
ORBCOMM, Inc. (a)	1,585	6,990
Towerstream Corp. (a)	1,692	4,213
tw telecom, inc. (a)	6,102	154,503
VocalTec Communications Ltd. (a)(d)	745	8,530
Windstream Corp. (d)	23,616	202,861
		781,656
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	631	13,219
Boingo Wireless, Inc. (a)	1,328	8,074
Clearwire Corp. Class A (a)	28,357	88,474
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	3,014	$ 16,125
NII Holdings, Inc. (a)	7,134	34,386
NTELOS Holdings Corp.	965	12,043
Partner Communications Co. Ltd. ADR	614	3,438
SBA Communications Corp. Class A (a)	4,729	336,326
Shenandoah Telecommunications Co.	950	13,690
USA Mobility, Inc.	960	11,155
Vodafone Group PLC sponsored ADR	39,739	999,038
		1,535,968
TOTAL TELECOMMUNICATION SERVICES		2,317,624
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	867	46,541
Otter Tail Corp.	1,521	43,942
		90,483
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	515	10,063
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,669	1,786
Water Utilities - 0.0%
Artesian Resources Corp. Class A	400	8,900
Cadiz, Inc. (a)	1,257	8,472
Connecticut Water Service, Inc.	496	14,811
Consolidated Water Co., Inc.	752	6,858
Middlesex Water Co.	544	10,586
Tri-Tech Holding, Inc. (a)	275	558
York Water Co.	454	8,381
		58,566
TOTAL UTILITIES		160,898
TOTAL COMMON STOCKS (Cost $153,747,212)		198,460,200
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	321,991	$ 321,991
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	5,936,593	5,936,593
TOTAL MONEY MARKET FUNDS (Cost $6,258,584)		6,258,584
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $160,005,796)		204,718,784
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,777,688)
NET ASSETS - 100%		$ 198,941,096
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	39,449
Total	$ 39,597
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $160,361,024. Net unrealized appreciation aggregated $44,357,760, of which $60,391,428 related to appreciated investment securities and $16,033,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2013

1.814098.108

EIF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
Ballard Power Systems, Inc. (a)(d)	6,442	$ 4,560
China Automotive Systems, Inc. (a)	2,230	10,459
China XD Plastics Co. Ltd. (a)(d)	4,588	19,132
Dorman Products, Inc. (d)	3,880	135,645
Exide Technologies (a)	2,463	6,601
Federal-Mogul Corp. Class A (a)(d)	9,337	75,443
Fuel Systems Solutions, Inc. (a)(d)	2,518	34,975
Gentex Corp.	14,463	271,181
Gentherm, Inc. (a)	2,521	38,823
Motorcar Parts of America, Inc. (a)	1,158	6,334
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	664
Remy International, Inc.	1,058	19,361
Shiloh Industries, Inc.	4,105	43,020
SORL Auto Parts, Inc. (a)	1,464	5,241
Spartan Motors, Inc.	2,787	14,743
Strattec Security Corp.	415	11,807
The Goodyear Tire & Rubber Co. (a)	25,727	333,936
		1,031,925
Automobiles - 0.1%
Kandi Technolgies, Inc. (a)	3,592	12,680
Tesla Motors, Inc. (a)(d)	12,042	419,423
		432,103
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,067	51,131
LKQ Corp. (a)	30,877	654,284
Pool Corp.	4,886	223,388
VOXX International Corp. (a)	1,524	15,164
Weyco Group, Inc.	1,086	25,043
		969,010
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)	1,702	66,344
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	11,379	191,964
Ascent Capital Group, Inc. (a)	1,360	93,282
Cambium Learning Group, Inc. (a)	3,505	4,276
Capella Education Co. (a)(d)	1,212	38,372
Career Education Corp. (a)	5,375	17,200
ChinaEdu Corp. sponsored ADR (a)	1,016	8,362
Coinstar, Inc. (a)(d)	2,977	152,393
Collectors Universe, Inc.	712	7,882
Corinthian Colleges, Inc. (a)(d)	17,907	38,142
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	14,181	$ 50,484
Grand Canyon Education, Inc. (a)(d)	5,380	128,851
JTH Holding, Inc. Class A (a)(d)	5,491	86,813
Learning Tree International, Inc. (a)	1,097	4,158
Lincoln Educational Services Corp.	1,850	11,674
Matthews International Corp. Class A	2,914	96,162
National American University Holdings, Inc.	1,829	7,115
Steiner Leisure Ltd. (a)	1,932	91,094
Stewart Enterprises, Inc. Class A (d)	7,145	60,518
Strayer Education, Inc.	1,129	55,423
		1,210,509
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	2,049	61,470
Ambassadors Group, Inc.	1,175	5,288
Ameristar Casinos, Inc.	3,288	86,146
Asia Entertainment & Resources Ltd. (d)	2,800	10,332
BJ's Restaurants, Inc. (a)(d)	2,772	85,350
Bloomin' Brands, Inc. (d)	12,938	222,663
Bob Evans Farms, Inc.	3,295	134,107
Bravo Brio Restaurant Group, Inc. (a)	2,791	42,088
Buffalo Wild Wings, Inc. (a)(d)	1,987	156,357
Caesars Entertainment Corp. (d)	12,071	150,888
Carrols Restaurant Group, Inc. (a)	1,559	8,294
Century Casinos, Inc. (a)	2,256	6,655
China Lodging Group Ltd. ADR (a)(d)	2,181	40,152
Churchill Downs, Inc.	1,815	119,754
Chuys Holdings, Inc. (d)	2,125	60,584
Cosi, Inc. (a)	1,996	1,737
Cracker Barrel Old Country Store, Inc. (d)	2,261	170,208
Ctrip.com International Ltd. sponsored ADR (a)(d)	15,830	305,361
Del Frisco's Restaurant Group, Inc. (a)(d)	2,911	51,204
Denny's Corp. (a)	7,593	42,976
Dunkin' Brands Group, Inc. (d)	11,137	413,740
Einstein Noah Restaurant Group, Inc.	641	8,615
eLong, Inc. sponsored ADR (a)	893	14,404
Famous Dave's of America, Inc. (a)	1,074	10,568
Fiesta Restaurant Group, Inc. (a)	2,187	49,426
Gaming Partners International Corp.	597	4,698
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,973	115,932
Icahn Enterprises LP	10,608	758,366
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	2,411	$ 33,850
International Speedway Corp. Class A (d)	3,385	102,024
Interval Leisure Group, Inc.	6,529	136,260
Isle of Capri Casinos, Inc. (a)	3,470	23,006
Jack in the Box, Inc. (a)(d)	4,029	127,558
Jamba, Inc. (a)	5,661	15,851
Lakes Entertainment, Inc. (a)	2,346	7,085
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	19,154	367,948
Monarch Casino & Resort, Inc. (a)	1,459	14,678
Morgans Hotel Group Co. (a)	2,367	11,622
MTR Gaming Group, Inc. (a)	1,922	7,400
Multimedia Games Holding Co., Inc. (a)	2,225	41,608
Nathan's Famous, Inc. (a)(d)	496	18,173
Norwegian Cruise Line Holdings Ltd. (d)	21,700	672,266
Panera Bread Co. Class A (a)	2,925	470,779
Papa John's International, Inc. (a)	2,235	116,242
Penn National Gaming, Inc. (a)(d)	8,040	400,794
PokerTek, Inc. (a)	228	331
Premier Exhibitions, Inc. (a)	3,637	8,365
Red Robin Gourmet Burgers, Inc. (a)(d)	1,253	53,729
Rick's Cabaret International, Inc. (a)	1,724	14,671
Ruth's Hospitality Group, Inc. (a)	3,483	31,556
Scientific Games Corp. Class A (a)	9,867	88,803
SHFL Entertainment, Inc. (a)	8,448	133,985
Sonic Corp. (a)(d)	5,467	61,722
Starbucks Corp.	76,540	4,195,923
Texas Roadhouse, Inc. Class A	7,090	137,121
The Cheesecake Factory, Inc.	5,266	182,414
Town Sports International Holdings, Inc.	1,521	14,100
Wendy's Co.	44,081	250,821
Wynn Resorts Ltd.	10,366	1,211,785
		12,089,833
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	931	13,546
Cavco Industries, Inc. (a)(d)	650	29,322
Dixie Group, Inc. (a)	767	3,283
Flexsteel Industries, Inc.	253	5,819
Garmin Ltd.	20,210	694,011
Helen of Troy Ltd. (a)(d)	3,230	119,768
Hooker Furniture Corp.	696	10,447
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	2,647	$ 56,752
Lifetime Brands, Inc.	658	7,152
SGOCO Technology Ltd. (a)	1,000	1,230
Skullcandy, Inc. (a)	2,787	17,001
SodaStream International Ltd. (a)(d)	2,434	115,834
Stanley Furniture Co., Inc. (a)	825	3,828
Universal Electronics, Inc. (a)	1,279	24,992
Zagg, Inc. (a)(d)	3,197	23,434
		1,126,419
Internet & Catalog Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	7,512
Amazon.com, Inc. (a)	46,669	12,333,217
Blue Nile, Inc. (a)	1,382	46,891
CafePress, Inc.	1,330	9,244
dELiA*s, Inc. (a)	2,226	2,293
Expedia, Inc.	12,817	818,237
Gaiam, Inc. Class A (a)	1,930	7,025
Geeknet, Inc. (a)	449	7,188
Groupon, Inc. Class A (a)	67,650	306,455
Hollywood Media Corp. (a)	3,540	4,708
HomeAway, Inc. (a)	8,723	257,329
HSN, Inc.	6,032	322,712
Kayak Software Corp.	331	13,197
Liberty Media Corp.:
Interactive Series A (a)	55,624	1,161,429
Series A (a)	3,561	257,104
MakeMyTrip Ltd. (a)(d)	4,155	56,051
Mecox Lane Ltd. ADR (a)	160	368
Netflix, Inc. (a)(d)	5,745	1,080,520
NutriSystem, Inc.	3,003	24,715
Overstock.com, Inc. (a)(d)	2,066	24,007
PetMed Express, Inc.	1,606	20,316
priceline.com, Inc. (a)	5,108	3,512,159
Shutterfly, Inc. (a)(d)	3,440	148,883
TripAdvisor, Inc. (a)	13,318	605,436
U.S. Auto Parts Network, Inc. (a)	2,459	3,221
ValueVision Media, Inc. Class A (a)	5,170	13,545
Vitacost.com, Inc. (a)(d)	3,923	28,991
		21,072,753
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	1,267	$ 46,030
Black Diamond, Inc. (a)(d)	4,678	37,330
Escalade, Inc.	749	4,329
Hasbro, Inc. (d)	13,414	536,828
JAKKS Pacific, Inc.	3,085	37,575
Johnson Outdoors, Inc. Class A (a)	771	17,640
Mattel, Inc. (d)	34,248	1,395,606
Smith & Wesson Holding Corp. (a)(d)	6,189	59,105
Summer Infant, Inc. (a)	1,750	3,553
		2,137,996
Media - 7.3%
AirMedia Group, Inc. ADR (a)	3,030	6,424
AMC Networks, Inc. Class A (a)	6,500	373,100
Beasley Broadcast Group, Inc. Class A	689	3,597
Bona Film Group Ltd. sponsored ADR (a)	1,803	9,159
Carmike Cinemas, Inc. (a)	1,268	19,857
Central European Media Enterprises Ltd. Class A (a)(d)	9,690	50,679
Charter Communications, Inc. Class A (a)(d)	10,533	909,946
China Yida Holding Co. (a)(d)	388	1,556
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,040
Comcast Corp.:
Class A	218,478	8,693,240
Class A (special) (non-vtg.)	53,236	2,039,471
Crown Media Holdings, Inc. Class A (a)(d)	32,822	63,018
CTC Media, Inc.	18,829	182,641
Cumulus Media, Inc. Class A (a)(d)	13,687	44,756
Daily Journal Corp. (a)	220	22,117
Digital Generation, Inc. (a)(d)	2,630	20,383
DIRECTV (a)	62,072	2,990,008
Discovery Communications, Inc. (a)(d)	14,508	1,063,872
Discovery Communications, Inc.:
Class B (a)	715	52,302
Class C (non-vtg.) (a)(d)	9,669	623,651
DISH Network Corp. Class A	22,780	792,744
DreamWorks Animation SKG, Inc. Class A (a)	9,114	151,292
Emmis Communications Corp. Class A (a)	2,486	4,002
Fisher Communications, Inc.	802	29,490
Focus Media Holding Ltd. ADR (d)	12,193	307,386
Global Sources Ltd. (a)	3,344	25,916
Harris Interactive, Inc. (a)	4,199	6,928
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Insignia Systems, Inc. (a)	738	$ 1,424
Lamar Advertising Co. Class A (a)(d)	8,353	386,243
Liberty Global, Inc.:
Class A (a)	15,138	1,042,857
Class B (a)	247	16,989
Class C (a)(d)	11,514	735,284
Liberty Media Corp. Class A (a)	12,373	1,336,284
MDC Partners, Inc. Class A (sub. vtg.)	2,702	37,153
Morningstar, Inc. (d)	5,560	381,305
National CineMedia, Inc.	3,661	55,830
Navarre Corp. (a)	2,626	5,278
News Corp.:
Class A	151,890	4,374,432
Class B	87,914	2,572,364
Nexstar Broadcasting Group, Inc. Class A	1,166	17,327
Outdoor Channel Holdings, Inc.	813	6,073
Radio One, Inc. Class D (non-vtg.) (a)(d)	3,233	4,656
ReachLocal, Inc. (a)(d)	2,733	34,244
Reading International, Inc. Class A (a)	2,789	15,340
Rentrak Corp. (a)	996	20,816
RLJ Entertainment, Inc. (a)	120	474
RRSat Global Communications Network Ltd.	1,296	10,303
Salem Communications Corp. Class A	2,027	12,730
Scholastic Corp. (d)	3,140	94,514
Sinclair Broadcast Group, Inc. Class A	4,800	67,584
Sirius XM Radio, Inc. (d)	675,937	2,095,405
Spanish Broadcasting System, Inc. Class A (a)	311	781
Starz - Liberty Capital Series A (a)(d)	12,373	229,643
SuperMedia, Inc. (a)(d)	1,700	6,868
The Madison Square Garden Co. Class A (a)	6,384	356,993
Value Line, Inc.	658	6,337
Viacom, Inc.:
Class A	2,824	172,292
Class B (non-vtg.)	49,031	2,866,352
Virgin Media, Inc.	26,903	1,248,299
VisionChina Media, Inc. ADR (a)	267	996
WPP PLC ADR (d)	1,128	89,947
		36,791,992
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	23,482	1,061,034
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Fred's, Inc. Class A	3,106	$ 42,148
Gordmans Stores, Inc. (a)	2,098	27,924
Sears Holdings Corp. (a)(d)	11,192	503,640
The Bon-Ton Stores, Inc. (d)	1,410	15,129
Tuesday Morning Corp. (a)	4,055	36,090
		1,685,965
Specialty Retail - 2.0%
America's Car Mart, Inc. (a)	822	39,259
Ascena Retail Group, Inc. (a)(d)	16,070	269,815
bebe Stores, Inc.	8,147	32,262
Bed Bath & Beyond, Inc. (a)	23,443	1,330,390
Big 5 Sporting Goods Corp.	1,981	30,884
Body Central Corp. (a)	1,200	9,252
Books-A-Million, Inc. (a)(d)	1,634	3,987
Cache, Inc. (a)	659	2,834
Citi Trends, Inc. (a)	1,148	11,813
Coldwater Creek, Inc. (a)(d)	1,716	6,160
Conn's, Inc. (a)	3,311	106,084
Destination Maternity Corp.	1,585	35,488
Destination XL Group, Inc. (a)(d)	4,191	19,027
Finish Line, Inc. Class A	5,933	107,447
Five Below, Inc. (d)	5,951	236,850
Francescas Holdings Corp. (a)(d)	4,186	106,534
Hastings Entertainment, Inc.	1,374	2,885
Hibbett Sports, Inc. (a)(d)	3,025	159,841
Hot Topic, Inc. (d)	3,405	36,774
Jos. A. Bank Clothiers, Inc. (a)(d)	3,035	125,953
Kirkland's, Inc. (a)	1,743	20,289
Mattress Firm Holding Corp. (a)(d)	3,253	90,596
Monro Muffler Brake, Inc. (d)	3,614	133,899
O'Reilly Automotive, Inc. (a)	11,749	1,195,343
Orchard Supply Hardware Stores Corp. Class A (a)	370	1,724
Pacific Sunwear of California, Inc. (a)	6,909	14,647
Perfumania Holdings, Inc. (a)	1,858	11,427
PetSmart, Inc.	11,034	718,424
Rent-A-Center, Inc. (d)	6,862	248,953
Ross Stores, Inc.	23,084	1,337,949
rue21, Inc. (a)(d)	2,293	61,911
Sears Hometown & Outlet Stores, Inc. (a)	2,200	98,054
Select Comfort Corp. (a)(d)	6,378	130,940
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc.	1,800	$ 34,974
Staples, Inc. (d)	70,025	922,930
Stein Mart, Inc.	3,807	32,398
The Children's Place Retail Stores, Inc. (a)(d)	2,590	117,741
Tile Shop Holdings, Inc. (a)	5,571	98,217
Tractor Supply Co.	7,335	762,767
Trans World Entertainment Corp.	1,445	5,477
Ulta Salon, Cosmetics & Fragrance, Inc.	6,620	586,267
Urban Outfitters, Inc. (a)	15,233	617,241
West Marine, Inc. (a)	2,166	27,097
Wet Seal, Inc. Class A (a)	7,436	21,862
Winmark Corp. (d)	446	27,572
Zumiez, Inc. (a)	3,571	81,776
		10,074,014
Textiles, Apparel & Luxury Goods - 0.5%
Cherokee, Inc.	881	12,308
Columbia Sportswear Co. (d)	3,598	199,797
Crocs, Inc. (a)	10,371	157,224
Deckers Outdoor Corp. (a)(d)	3,656	147,483
Exceed Co. Ltd. (a)	1,935	2,903
Fossil, Inc. (a)	6,264	643,751
G-III Apparel Group Ltd. (a)(d)	1,887	68,876
Iconix Brand Group, Inc. (a)(d)	6,859	162,010
Joe's Jeans, Inc. (a)	4,434	6,163
K-Swiss, Inc. Class A (a)	2,345	11,045
Kingold Jewelry, Inc. (a)(d)	5,932	7,118
LJ International, Inc. (a)	2,378	4,613
lululemon athletica, Inc. (a)(d)	11,616	778,853
Perry Ellis International, Inc.	1,343	21,783
R.G. Barry Corp.	1,275	15,734
Rocky Brands, Inc. (a)	397	5,487
Steven Madden Ltd. (a)	4,902	216,129
Superior Uniform Group, Inc.	90	1,049
Tandy Brands Accessories, Inc. (a)	905	643
True Religion Apparel, Inc.	2,372	63,309
Vera Bradley, Inc. (a)(d)	4,144	104,429
Wacoal Holdings Corp. sponsored ADR	196	10,176
		2,640,883
TOTAL CONSUMER DISCRETIONARY		91,263,402
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	8,764	$ 6,340
Coca-Cola Bottling Co. CONSOLIDATED	844	55,223
Craft Brew Alliance, Inc. (a)	7,742	51,175
MGP Ingredients, Inc.	1,799	7,448
Monster Beverage Corp. (a)	17,906	903,000
National Beverage Corp.	5,140	68,773
Primo Water Corp. (a)	1,600	1,632
		1,093,591
Food & Staples Retailing - 1.5%
Andersons, Inc.	2,027	99,485
Arden Group, Inc. Class A	231	21,049
Casey's General Stores, Inc. (d)	4,025	227,775
Chefs' Warehouse Holdings (a)(d)	2,181	39,258
China Jo-Jo Drugstores, Inc. (a)	1,100	935
Costco Wholesale Corp.	44,130	4,469,928
Fresh Market, Inc. (a)(d)	5,000	233,100
G Willi-Food International Ltd. (a)	177	1,034
Ingles Markets, Inc. Class A	1,211	24,898
Nash-Finch Co.	1,029	19,726
PriceSmart, Inc. (d)	3,193	236,761
QKL Stores, Inc. (a)	137	926
Spartan Stores, Inc.	1,954	32,554
The Pantry, Inc. (a)(d)	2,076	25,825
United Natural Foods, Inc. (a)	4,895	247,785
Village Super Market, Inc. Class A	1,257	41,167
Whole Foods Market, Inc.	19,268	1,649,726
		7,371,932
Food Products - 2.0%
Alico, Inc.	753	32,266
Boulder Brands, Inc. (a)(d)	5,745	48,947
Bridgford Foods Corp.	433	3,377
Cal-Maine Foods, Inc.	3,272	132,483
Calavo Growers, Inc.	1,103	31,049
Diamond Foods, Inc. (d)	2,254	35,005
Farmer Brothers Co. (a)	1,539	19,530
Green Mountain Coffee Roasters, Inc. (a)(d)	15,307	731,062
Griffin Land & Nurseries, Inc.	515	15,028
Hain Celestial Group, Inc. (a)(d)	5,063	277,199
Inventure Foods, Inc. (a)	1,520	11,218
J&J Snack Foods Corp.	1,993	137,955
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
John B. Sanfilippo & Son, Inc.	641	$ 12,217
Kraft Foods Group, Inc.	59,580	2,887,843
Lancaster Colony Corp.	3,007	220,022
Le Gaga Holdings Ltd. ADR (a)(d)	950	3,420
Lifeway Foods, Inc. (d)	1,830	21,320
Limoneira Co.	1,164	22,942
Mondelez International, Inc.	181,628	5,022,014
Origin Agritech Ltd. (a)	2,765	4,396
Pilgrims Pride Corp. (a)(d)	29,379	258,829
Sanderson Farms, Inc.	2,148	108,968
Seneca Foods Corp. Class A (a)	1,052	32,107
SkyPeople Fruit Juice, Inc. (a)	1,700	4,080
Snyders-Lance, Inc.	7,344	181,837
SunOpta, Inc. (a)	8,249	57,248
Zhongpin, Inc. (a)(d)	3,594	45,931
		10,358,293
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,332	46,548
WD-40 Co.	1,986	107,661
		154,209
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	3,272	127,281
Inter Parfums, Inc.	4,813	120,614
LifeVantage Corp. (a)	10,300	26,059
Mannatech, Inc. (a)	170	978
Nature's Sunshine Products, Inc. (d)	1,394	20,157
Neptune Technologies & Bioressources, Inc. (a)(d)	6,363	16,721
Neptune Technologies & Bioressources, Inc.:
Class A (d)	213	0
warrants (a)(d)	427	0
Nutraceutical International Corp.	889	14,571
Reliv International, Inc.	923	1,089
Star Scientific, Inc. (a)(d)	16,201	28,676
Synutra International, Inc. (a)	5,975	26,051
The Female Health Co. (d)	3,903	27,711
United-Guardian, Inc.	81	1,588
		411,496
TOTAL CONSUMER STAPLES		19,389,521
Common Stocks - continued
	Shares	Value
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Bolt Technology Corp.	1,828	$ 28,517
Dawson Geophysical Co. (a)	534	16,501
ENGlobal Corp. (a)	1,250	725
Exterran Partners LP	3,740	88,189
Forbes Energy Services Ltd. (a)	1,723	5,341
Geospace Technologies Corp. (a)	1,457	141,795
Gulf Island Fabrication, Inc.	1,159	27,596
Hercules Offshore, Inc. (a)	19,040	129,091
Lufkin Industries, Inc.	3,522	228,155
Matrix Service Co. (a)	1,981	30,824
Mitcham Industries, Inc. (a)	966	14,828
Ocean Rig UDW, Inc. (United States) (a)	13,532	197,161
Patterson-UTI Energy, Inc.	15,832	369,519
PHI, Inc. (non-vtg.) (a)	1,185	37,387
RigNet, Inc. (a)	1,200	23,544
Tesco Corp. (a)	3,830	48,679
TGC Industries, Inc.	1,318	12,613
		1,400,465
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)(d)	3,109	6,373
Alliance Holdings GP, LP	6,410	332,935
Alliance Resource Partners LP	3,897	241,965
Amyris, Inc. (a)(d)	5,997	17,571
APCO Oil and Gas International, Inc.	981	13,047
Approach Resources, Inc. (a)(d)	4,111	101,747
BioFuel Energy Corp. (a)(d)	1,164	5,878
BreitBurn Energy Partners LP	8,339	162,194
Calumet Specialty Products Partners LP	6,296	241,515
Capital Product Partners LP	5,919	47,293
Carrizo Oil & Gas, Inc. (a)(d)	3,936	92,457
Ceres, Inc.	2,501	10,029
Clayton Williams Energy, Inc. (a)(d)	1,164	46,211
Clean Energy Fuels Corp. (a)(d)	10,349	130,190
Copano Energy LLC	8,015	309,058
Crimson Exploration, Inc. (a)	5,112	16,512
Crosstex Energy LP	8,462	142,754
Crosstex Energy, Inc.	4,072	67,880
Diamondback Energy, Inc.	3,400	77,214
Dorchester Minerals LP	2,982	70,286
Double Eagle Petroleum Co. (a)	564	2,656
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Eagle Rock Energy Partners LP	14,449	$ 137,554
Energy XXI (Bermuda) Ltd.	8,067	239,832
EV Energy Partners LP	4,834	270,752
FX Energy, Inc. (a)	4,499	15,881
Gevo, Inc. (a)(d)	4,703	9,312
Golar LNG Ltd. (NASDAQ) (d)	8,215	311,431
Golar LNG Partners LP	3,659	108,855
Green Plains Renewable Energy, Inc. (a)(d)	2,634	24,944
Gulfport Energy Corp. (a)(d)	5,874	240,540
Hallador Energy Co.	2,945	23,913
Isramco, Inc. (a)(d)	239	23,585
Ivanhoe Energy, Inc. (a)(d)	32,673	21,228
James River Coal Co. (a)(d)	2,824	7,484
KiOR, Inc. Class A (a)	4,185	23,059
Knightsbridge Tankers Ltd. (d)	1,852	12,964
L&L Energy, Inc. (a)	2,643	4,546
Legacy Reserves LP	5,830	153,795
LINN Energy LLC/LINN Energy Finance Corp.	20,655	785,097
LinnCo LLC (d)	3,446	134,291
Magellan Petroleum Corp. (a)	4,557	4,967
Marine Petroleum Trust	339	5,116
Martin Midstream Partners LP	3,139	108,798
Memorial Production Partners LP	2,474	46,462
Mid-Con Energy Partners LP	2,281	50,159
Pacific Ethanol, Inc. (a)(d)	11,886	4,576
PDC Energy, Inc. (a)	3,529	164,593
PostRock Energy Corp. (a)	1,147	2,374
PrimeEnergy Corp. (a)	333	9,148
Renewable Energy Group, Inc. (a)(d)	4,128	30,506
Rex Energy Corp. (a)(d)	5,334	71,902
Rosetta Resources, Inc. (a)(d)	5,537	269,541
Sino Clean Energy, Inc. rights (a)	623	0
Solazyme, Inc. (a)(d)	6,225	54,344
StealthGas, Inc. (a)	3,775	39,524
Syntroleum Corp. (a)	7,054	3,210
Top Ships, Inc. (a)	189	172
TORM A/S ADR (a)	34	61
TransGlobe Energy Corp. (a)	7,931	62,448
Uranium Resources, Inc. (a)(d)	678	1,831
US Energy Corp. (a)	3,179	5,563
Verenium Corp. (a)	1,612	3,933
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Warren Resources, Inc. (a)	6,353	$ 16,645
Westmoreland Coal Co. (a)	1,067	11,204
ZaZa Energy Corp. (a)(d)	10,467	16,643
Zion Oil & Gas, Inc. (a)(d)	3,214	3,857
		5,672,405
TOTAL ENERGY		7,072,870
FINANCIALS - 7.0%
Capital Markets - 1.1%
BGC Partners, Inc. Class A	10,962	46,808
Calamos Asset Management, Inc. Class A	1,792	20,035
Capital Southwest Corp.	449	52,012
Carlyle Group LP	4,400	139,392
CIFI Corp. (a)	1,822	15,414
Cowen Group, Inc. Class A (a)	21,595	56,363
Diamond Hill Investment Group, Inc.	278	20,856
E*TRADE Financial Corp. (a)	30,900	330,939
Epoch Holding Corp.	2,113	59,058
FBR Capital Markets Corp. (a)	1,363	24,071
Financial Engines, Inc.	4,945	161,603
FirstCity Financial Corp. (a)	1,173	11,542
Gleacher & Co., Inc. (a)	12,422	7,292
Harris & Harris Group, Inc. (a)	3,415	12,157
Horizon Technology Finance Corp.	560	8,243
ICG Group, Inc. (a)(d)	3,834	49,957
INTL FCStone, Inc. (a)(d)	1,551	27,670
LPL Financial	12,202	384,729
Medallion Financial Corp.	1,715	22,295
Northern Trust Corp.	24,686	1,312,555
SEI Investments Co.	18,078	511,065
Siebert Financial Corp. (a)	2,067	2,687
T. Rowe Price Group, Inc.	26,011	1,851,723
U.S. Global Investments, Inc. Class A	870	3,306
Virtus Investment Partners, Inc. (a)(d)	974	163,642
WisdomTree Investments, Inc. (a)	11,977	108,991
		5,404,405
Commercial Banks - 2.8%
1st Source Corp.	2,125	50,065
1st United Bancorp, Inc.	2,920	17,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Access National Corp.	974	$ 15,496
ACNB Corp.	1,852	30,669
Alliance Financial Corp.	376	16,713
American National Bankshares, Inc.	1,283	25,955
American River Bankshares (a)	684	5,055
Ameris Bancorp (a)	2,404	33,368
Ames National Corp.	710	14,697
Arrow Financial Corp. (d)	1,194	28,943
Associated Banc-Corp.	17,297	248,904
Auburn National Bancorp., Inc.	32	690
BancFirst Corp.	1,957	78,358
Bancorp, Inc., Delaware (a)	3,061	39,089
Bank of Commerce Holdings	3,459	17,191
Bank of Kentucky Financial Corp.	771	20,601
Bank of Marin Bancorp	628	23,607
Bank of the Ozarks, Inc. (d)	4,048	155,403
Banner Bank	1,488	44,208
BBCN Bancorp, Inc.	9,438	116,842
BCB Bancorp, Inc.	1,563	14,974
Berkshire Bancorp, Inc.	1,100	8,888
BNC Bancorp	1,672	14,847
BOK Financial Corp.	8,885	528,036
Boston Private Financial Holdings, Inc.	8,549	78,052
Bridge Bancorp, Inc.	828	17,438
Bridge Capital Holdings (a)	1,197	18,218
Bryn Mawr Bank Corp.	1,221	28,010
BSB Bancorp, Inc. (a)	800	10,560
C & F Financial Corp.	186	7,431
Camden National Corp.	695	23,554
Capital Bank Financial Corp.:
rights (a)	910	0
Series A	3,533	65,361
Capital City Bank Group, Inc. (a)(d)	1,669	19,110
Cardinal Financial Corp.	3,902	62,159
Cascade Bancorp (a)	8,151	49,151
Cathay General Bancorp	8,818	171,863
Center Bancorp, Inc.	1,687	20,919
Centerstate Banks of Florida, Inc.	2,198	18,617
Century Bancorp, Inc. Class A (non-vtg.)	620	20,460
Chemical Financial Corp.	3,857	94,458
Chemung Financial Corp.	187	5,657
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	1,323	$ 25,799
Citizens Holding Co.	2,908	54,816
Citizens Republic Bancorp, Inc. (a)	4,996	102,918
City Holding Co.	1,241	47,059
CNB Financial Corp., Pennsylvania	1,343	22,630
CoBiz, Inc.	3,409	28,261
Colony Bankcorp, Inc. (a)	217	1,163
Columbia Banking Systems, Inc. (d)	3,432	68,640
Commerce Bancshares, Inc.	9,129	347,724
Community Trust Bancorp, Inc.	1,314	44,847
Crescent Financial Bancshares, Inc. (a)(d)	110	457
CU Bancorp (a)	2,523	31,033
CVB Financial Corp.	10,632	112,699
Eagle Bancorp, Inc., Maryland (a)	1,872	40,622
East West Bancorp, Inc.	15,147	372,616
Eastern Virginia Bankshares, Inc. (a)	469	3,138
Enterprise Bancorp, Inc.	972	15,445
Enterprise Financial Services Corp.	1,516	21,194
Farmers Capital Bank Corp. (a)	684	11,389
Farmers National Banc Corp.	3,366	21,038
Fidelity Southern Corp.	1,379	15,307
Fifth Third Bancorp	93,323	1,478,236
Financial Institutions, Inc.	990	19,731
First Bancorp, North Carolina	1,220	16,275
First Busey Corp.	7,187	32,342
First California Financial Group, Inc. (a)	3,569	28,695
First Citizen Bancshares, Inc.	994	178,473
First Community Bancshares, Inc.	2,372	37,051
First Connecticut Bancorp, Inc.	1,300	18,603
First Financial Bancorp, Ohio	5,246	80,421
First Financial Bankshares, Inc. (d)	3,550	158,330
First Financial Corp., Indiana	1,005	30,904
First Financial Service Corp. (a)	413	1,326
First Interstate Bancsystem, Inc.	1,287	23,513
First Merchants Corp.	2,657	39,510
First Midwest Bancorp, Inc., Delaware	7,182	89,775
First Niagara Financial Group, Inc.	38,719	316,721
First of Long Island Corp.	928	26,513
First Security Group, Inc. (a)	57	169
First South Bancorp, Inc., Virginia (a)	619	3,993
First United Corp. (a)	493	3,954
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Firstbank Corp., Michigan	3,229	$ 41,363
FirstMerit Corp. (d)	11,513	174,077
FNB United Corp. (a)(d)	2,207	22,423
Fulton Financial Corp. (d)	22,235	252,367
German American Bancorp, Inc.	1,177	25,612
Glacier Bancorp, Inc.	8,302	144,787
Great Southern Bancorp, Inc.	2,013	48,332
Grupo Financiero Galicia SA sponsored ADR (a)(d)	3,399	17,811
Guaranty Bancorp (a)	7,930	16,019
Hampton Roads Bankshares, Inc. (a)	14,778	19,507
Hancock Holding Co.	8,935	269,837
Hanmi Financial Corp. (a)	3,531	59,992
Hawthorn Bancshares, Inc.	603	6,120
Heartland Financial USA, Inc.	1,458	34,321
Heritage Commerce Corp. (a)	2,406	16,265
Heritage Financial Corp., Washington	1,562	21,634
Heritage Oaks Bancorp (a)	5,290	29,730
Home Bancshares, Inc.	3,451	116,816
HomeTrust Bancshares, Inc.	1,926	29,757
Horizon Bancorp Industries	771	15,636
Huntington Bancshares, Inc.	86,220	606,127
IBERIABANK Corp.	3,244	162,849
Independent Bank Corp. (a)	135	798
Independent Bank Corp., Massachusetts (d)	2,646	83,852
International Bancshares Corp. (d)	6,421	130,025
Intervest Bancshares Corp. Class A (a)	2,142	11,631
Investors Bancorp, Inc.	11,593	204,848
Lakeland Bancorp, Inc.	4,347	41,775
Lakeland Financial Corp.	1,444	35,696
LCNB Corp.	72	1,134
LNB Bancorp, Inc.	836	6,755
Macatawa Bank Corp. (a)	1,576	7,707
MainSource Financial Group, Inc.	1,798	25,172
MB Financial, Inc.	5,568	132,017
MBT Financial Corp. (a)	578	2,098
Mercantile Bank Corp.	1,976	32,920
Merchants Bancshares, Inc.	610	17,592
Metro Bancorp, Inc. (a)	1,268	21,112
Metrocorp Bancshares, Inc. (a)	1,279	13,225
Middleburg Financial Corp.	3,551	72,582
MidWestOne Financial Group, Inc.	1,033	23,738
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Bankshares, Inc.	744	$ 25,103
National Penn Bancshares, Inc. (d)	17,248	169,030
NBT Bancorp, Inc.	2,978	60,930
NewBridge Bancorp (a)	1,464	8,608
North Valley Bancorp (a)	616	10,454
Northeast Bancorp	1,292	12,920
Northrim Bancorp, Inc.	787	17,109
Norwood Financial Corp.	814	25,193
OBA Financial Services, Inc. (a)	155	2,885
Ohio Valley Banc Corp.	2,509	47,044
Old Point Financial Corp.	453	5,527
Old Second Bancorp, Inc. (a)	929	3,159
OmniAmerican Bancorp, Inc. (a)	1,053	27,441
Orrstown Financial Services, Inc. (a)	901	12,749
Pacific Continental Corp.	1,605	17,061
Pacific Mercantile Bancorp (a)	1,383	8,243
Pacific Premier Bancorp, Inc. (a)	1,446	17,309
PacWest Bancorp (d)	4,057	110,878
Park Sterling Corp. (a)	4,301	24,430
Patriot National Bancorp, Inc. (a)	2,549	3,874
Peapack-Gladstone Financial Corp.	1,047	15,422
Penns Woods Bancorp, Inc.	598	24,201
Peoples Bancorp, Inc.	991	21,475
Pinnacle Financial Partners, Inc. (a)(d)	3,472	75,377
Popular, Inc. (a)	11,107	310,107
Porter Bancorp, Inc. (a)	520	515
Preferred Bank, Los Angeles (a)	1,901	30,644
PremierWest Bancorp (a)	661	1,071
PrivateBancorp, Inc.	7,788	139,483
Renasant Corp.	3,552	78,180
Republic Bancorp, Inc., Kentucky Class A	1,696	36,701
Republic First Bancorp, Inc. (a)	1,871	4,883
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	721
Rurban Financial Corp.	723	6,146
S&T Bancorp, Inc.	4,187	75,617
S.Y. Bancorp, Inc.	1,269	28,743
Sandy Spring Bancorp, Inc.	3,605	69,793
SCBT Financial Corp. (d)	1,755	83,573
Seacoast Banking Corp., Florida (a)	10,180	20,971
Shore Bancshares, Inc.	765	5,110
Sierra Bancorp	1,527	19,332
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Signature Bank (a)(d)	4,718	$ 350,406
Simmons First National Corp. Class A	1,418	35,649
Southcoast Financial Corp.	675	3,260
Southern National Bancorp of Virginia, Inc.	7,698	72,746
Southside Bancshares, Inc. (d)	1,456	31,115
Southwest Bancorp, Inc., Oklahoma (a)	1,648	21,408
State Bank Financial Corp.	3,324	52,852
StellarOne Corp.	1,819	27,994
Sterling Financial Corp.	7,158	151,606
Suffolk Bancorp (a)	1,100	15,488
Summit Financial Group, Inc. (a)	583	3,964
Sun Bancorp, Inc., New Jersey (a)(d)	13,515	48,654
Susquehanna Bancshares, Inc.	18,440	214,457
SVB Financial Group (a)	4,796	321,620
Taylor Capital Group, Inc. (a)(d)	2,397	39,622
Texas Capital Bancshares, Inc. (a)(d)	3,893	164,518
The First Bancorp, Inc.	846	14,661
TowneBank (d)	2,694	39,171
Trico Bancshares	1,437	24,501
Trustmark Corp.	6,219	142,415
UMB Financial Corp.	3,930	179,169
Umpqua Holdings Corp.	12,607	158,218
Union Bankshares, Inc.	244	5,007
Union/First Market Bankshares Corp.	3,797	68,916
United Bankshares, Inc., West Virginia	4,749	123,474
United Community Banks, Inc., Georgia (a)	4,318	46,505
United Security Bancshares, Inc. (a)	450	3,389
United Security Bancshares, California	1,053	4,022
Univest Corp. of Pennsylvania	1,663	27,589
Virginia Commerce Bancorp, Inc. (a)	3,098	42,009
Washington Banking Co., Oak Harbor	1,292	17,752
Washington Trust Bancorp, Inc.	1,289	34,081
WesBanco, Inc.	2,535	59,294
West Bancorp., Inc.	1,654	18,310
West Coast Bancorp	2,852	67,022
Westamerica Bancorp. (d)	2,278	100,802
Wilshire Bancorp, Inc. (a)	3,320	19,488
Wintrust Financial Corp. (d)	3,578	130,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Yadkin Valley Financial Corp. (a)	667	$ 2,628
Zions Bancorporation	18,945	457,332
		14,230,483
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	2,070	10,909
Asta Funding, Inc.	1,124	10,813
Atlanticus Holdings Corp. (a)	2,291	7,423
Consumer Portfolio Services, Inc. (a)	1,184	9,768
Credit Acceptance Corp. (a)(d)	2,862	316,337
DFC Global Corp. (a)(d)	4,082	76,252
Encore Capital Group, Inc. (a)(d)	2,247	66,399
EZCORP, Inc. (non-vtg.) Class A (a)	4,598	95,087
First Cash Financial Services, Inc. (a)(d)	3,005	158,995
Netspend Holdings, Inc. (a)	6,992	110,823
Nicholas Financial, Inc.	402	5,447
Portfolio Recovery Associates, Inc. (a)	1,868	218,416
QC Holdings, Inc.	1,821	5,936
SLM Corp.	48,455	919,191
World Acceptance Corp. (a)	1,274	100,264
		2,112,060
Diversified Financial Services - 0.7%
BGS Acquisition Corp. (a)	1,035	9,884
Blue Wolf Mongolia Holdings Corp. (a)	200	1,980
California First National Bancorp	901	13,857
CBOE Holdings, Inc.	9,079	326,118
CME Group, Inc.	34,526	2,065,345
Interactive Brokers Group, Inc.	4,321	63,562
Life Partners Holdings, Inc.	1,553	6,181
MarketAxess Holdings, Inc.	3,622	141,475
Marlin Business Services Corp.	1,512	28,652
MicroFinancial, Inc.	4,210	31,028
NewStar Financial, Inc. (a)(d)	4,899	66,283
PICO Holdings, Inc. (a)	2,275	48,935
Resource America, Inc. Class A	1,085	9,667
The NASDAQ Stock Market, Inc.	16,619	526,158
Universal Business Payment Solutions Acquisition Corp. (a)(d)	3,116	9,971
		3,349,096
Insurance - 0.8%
Alterra Capital Holdings Ltd.	10,023	307,105
American National Insurance Co.	2,732	219,571
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amerisafe, Inc.	2,511	$ 81,909
Amtrust Financial Services, Inc. (d)	7,074	235,211
Arch Capital Group Ltd. (a)(d)	14,191	697,062
Argo Group International Holdings, Ltd.	2,777	105,470
Baldwin & Lyons, Inc. Class B	1,289	30,021
Cincinnati Financial Corp.	16,828	757,428
CNinsure, Inc. ADR (a)	2,816	16,699
Donegal Group, Inc. Class A	2,616	37,723
Eastern Insurance Holdings, Inc.	468	8,714
eHealth, Inc. (a)	1,626	25,252
EMC Insurance Group	1,487	38,275
Enstar Group Ltd. (a)	1,357	170,086
Erie Indemnity Co. Class A	4,903	358,900
Federated National Holding Co.	878	4,996
Global Indemnity PLC (a)	1,582	36,544
Greenlight Capital Re, Ltd. (a)	3,753	89,997
Hallmark Financial Services, Inc. (a)	1,598	14,478
Infinity Property & Casualty Corp.	1,255	70,518
Investors Title Co.	130	8,571
Kansas City Life Insurance Co.	1,480	55,234
Maiden Holdings Ltd.	7,077	71,336
National Interstate Corp.	1,751	58,273
National Western Life Insurance Co. Class A	391	63,678
Navigators Group, Inc. (a)	1,545	86,767
Safety Insurance Group, Inc.	1,894	89,018
Selective Insurance Group, Inc.	5,832	129,704
State Auto Financial Corp.	4,148	69,686
Tower Group, Inc.	3,605	67,233
United Fire Group, Inc.	2,926	71,921
		4,077,380
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	34,596	1,097,385
American Capital Mortgage Investment Corp.	3,622	93,085
American Realty Capital Properties, Inc.	1,576	20,850
CyrusOne, Inc.	1,950	41,555
Gladstone Commercial Corp.	1,389	26,335
Gyrodyne Co. of America, Inc.	286	21,284
New York Mortgage Trust, Inc. (d)	5,700	40,128
Potlatch Corp.	3,907	171,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Corp. (d)	4,678	$ 60,393
Sabra Health Care REIT, Inc. (d)	4,057	107,227
		1,680,189
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	2,481	202,301
AV Homes, Inc. (a)	1,147	17,228
China HGS Real Estate, Inc. (a)(d)	4,000	19,960
China Housing & Land Development, Inc. (a)(d)	4,266	6,826
Cresud S.A.C.I.F. y A. sponsored ADR (a)(d)	4,719	39,545
Elbit Imaging Ltd. (a)	2,178	5,663
FirstService Corp. (sub. vtg.) (a)	2,970	94,406
Stratus Properties, Inc. (a)	1,162	13,677
Thomas Properties Group, Inc.	4,216	21,965
Zillow, Inc. (a)(d)	2,702	116,078
ZipRealty, Inc. (a)	624	2,396
		540,045
Thrifts & Mortgage Finance - 0.8%
America First Tax Exempt Investors LP	2,764	19,790
ASB Bancorp, Inc. (a)	402	6,669
Atlantic Coast Financial Corp. (a)	130	538
Bank Mutual Corp.	4,433	25,357
BankFinancial Corp.	781	6,232
Beneficial Mutual Bancorp, Inc. (a)	9,312	89,302
BofI Holding, Inc. (a)	1,341	45,151
Brookline Bancorp, Inc., Delaware	6,005	54,646
Camco Financial Corp. (a)	727	2,661
Cape Bancorp, Inc.	2,034	18,489
Capitol Federal Financial, Inc.	16,873	199,608
CFS Bancorp, Inc.	2,034	15,580
Charter Financial Corp., Georgia	1,600	19,696
Cheviot Financial Corp.	3,308	35,991
Chicopee Bancorp, Inc.	629	9,900
Clifton Savings Bancorp, Inc.	1,864	21,063
Dime Community Bancshares, Inc.	2,984	42,403
ESB Financial Corp.	1,496	20,540
ESSA Bancorp, Inc.	1,042	11,514
First Defiance Financial Corp.	1,088	24,502
First Federal Bancshares of Arkansas, Inc. (a)	1,752	16,819
First Financial Holdings, Inc.	1,653	32,994
First Financial Northwest, Inc. (a)	1,666	13,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First PacTrust Bancorp, Inc.	542	$ 5,566
Flushing Financial Corp.	4,303	67,987
Fox Chase Bancorp, Inc.	3,841	64,222
Franklin Financial Corp./VA	1,350	24,111
Greene County Bancorp, Inc.	20	411
Heritage Financial Group, Inc.	1,347	18,481
Hingham Institution for Savings	1,006	70,380
HMN Financial, Inc. (a)	448	2,406
Home Bancorp, Inc. (a)	1,999	36,862
Home Federal Bancorp, Inc.	1,430	16,445
Home Loan Servicing Solutions Ltd.	5,901	133,127
HomeStreet, Inc.	1,906	47,612
HopFed Bancorp, Inc.	199	2,105
Hudson City Bancorp, Inc.	53,780	458,206
Kearny Financial Corp.	9,382	93,726
LSB Financial Corp.	136	2,890
Meridian Interstate Bancorp, Inc. (a)	2,072	37,482
Meta Financial Group, Inc.	2,399	56,736
MutualFirst Financial, Inc.	1,656	22,273
NASB Financial, Inc. (a)(d)	741	16,458
New Hampshire Thrift Bancshare	70	932
Northeast Community Bancorp, Inc.	696	3,814
Northfield Bancorp, Inc.	4,884	55,580
Northwest Bancshares, Inc.	10,985	137,203
Ocean Shore Holding Co.	4,265	64,828
OceanFirst Financial Corp.	1,772	24,702
Oconee Federal Financial Corp.	27	389
Oneida Financial Corp.	115	1,441
Oritani Financial Corp.	4,328	63,665
People's United Financial, Inc.	33,964	444,928
Provident Financial Holdings, Inc.	1,514	25,889
Prudential Bancorp, Inc. of Pennsylvania (a)	1,172	9,505
Pulaski Financial Corp.	1,793	17,751
PVF Capital Corp. (a)	1,421	5,300
Riverview Bancorp, Inc. (a)	4,177	9,273
Rockville Financial, Inc.	3,776	48,559
Roma Financial Corp.	2,638	39,676
Severn Bancorp, Inc. (a)	677	3,480
SI Financial Group, Inc.	395	4,519
Simplicity Bancorp, Inc.	1,220	18,593
Southern Missouri Bancorp, Inc.	2,465	61,921
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Territorial Bancorp, Inc.	974	$ 22,714
TFS Financial Corp. (a)	33,039	347,240
Tree.com, Inc.	969	16,890
Trustco Bank Corp., New York	11,125	57,961
United Community Financial Corp., Ohio (a)	1,934	6,498
United Financial Bancorp, Inc.	1,560	23,322
ViewPoint Financial Group	4,717	98,349
Washington Federal, Inc. (d)	11,918	209,161
Waterstone Financial, Inc. (a)	3,109	23,784
Westfield Financial, Inc.	2,783	21,680
WSFS Financial Corp.	1,404	66,690
		3,846,379
TOTAL FINANCIALS		35,240,037
HEALTH CARE - 13.3%
Biotechnology - 7.4%
3SBio, Inc. sponsored ADR (a)	1,653	24,630
Aastrom Biosciences, Inc. (a)	2,172	2,650
ACADIA Pharmaceuticals, Inc. (a)	5,114	31,042
Achillion Pharmaceuticals, Inc. (a)	8,670	70,227
Acorda Therapeutics, Inc. (a)	3,714	110,492
Aegerion Pharmaceuticals, Inc. (a)(d)	3,464	104,336
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,514	3,649
Affymax, Inc. (a)	3,457	9,196
Agenus, Inc. (a)	1,609	6,887
Alexion Pharmaceuticals, Inc. (a)	20,446	1,773,486
Alkermes PLC (a)	15,236	330,774
Allos Therapeutics, Inc. rights	10,080	0
Alnylam Pharmaceuticals, Inc. (a)	6,298	149,200
AMAG Pharmaceuticals, Inc. (a)(d)	1,731	28,648
Amarin Corp. PLC ADR (a)(d)	16,533	133,752
Amgen, Inc.	79,010	7,222,304
Amicus Therapeutics, Inc. (a)(d)	4,812	12,896
Anacor Pharmaceuticals, Inc. (a)	2,805	9,761
Anthera Pharmaceuticals, Inc. (a)(d)	8,201	5,003
Arena Pharmaceuticals, Inc. (a)(d)	22,450	188,356
ARIAD Pharmaceuticals, Inc. (a)(d)	19,193	403,629
ArQule, Inc. (a)	5,654	13,909
Array Biopharma, Inc. (a)	14,003	54,472
Arrowhead Research Corp. (a)(d)	535	1,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Astex Pharmaceuticals, Inc. (a)(d)	7,419	$ 24,186
Athersys, Inc. (a)	2,708	4,116
AVEO Pharmaceuticals, Inc. (a)	4,054	27,040
BioCryst Pharmaceuticals, Inc. (a)(d)	4,571	5,485
Biogen Idec, Inc. (a)	24,464	4,069,342
BioMarin Pharmaceutical, Inc. (a)(d)	13,057	756,914
BioMimetic Therapeutics, Inc. (a)	2,643	25,082
Biospecifics Technologies Corp. (a)	2,036	31,965
Biota Pharmaceuticals, Inc.	4,051	16,163
Burcon NutraScience Corp. (a)	2,165	6,970
Celgene Corp. (a)	43,857	4,525,165
Cell Therapeutics, Inc. (a)	7,005	9,387
Celldex Therapeutics, Inc. (a)(d)	6,996	66,602
Celsion Corp. (a)	3,390	3,288
Cepheid, Inc. (a)(d)	7,025	255,921
Chelsea Therapeutics International Ltd. (a)	4,899	7,740
ChemoCentryx, Inc. (d)	3,544	47,809
China Biologic Products, Inc. (a)(d)	3,646	76,894
Cleveland Biolabs, Inc. (a)	3,204	4,966
Clovis Oncology, Inc. (a)(d)	2,341	44,151
Codexis, Inc. (a)	3,083	6,382
Coronado Biosciences, Inc. (a)(d)	3,308	24,215
Cubist Pharmaceuticals, Inc. (a)	6,922	293,700
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	6,461	17,380
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	5,353
Cytokinetics, Inc.	18,833	18,795
Cytori Therapeutics, Inc. (a)	4,179	10,656
CytRx Corp. (a)	1,968	4,133
Dendreon Corp. (a)(d)	14,699	85,107
Discovery Laboratories, Inc. (a)	4,509	11,092
Durata Therapeutics, Inc.	1,551	13,261
Dyax Corp. (a)	8,481	27,224
Dynavax Technologies Corp. (a)(d)	18,336	37,405
EntreMed, Inc. (a)	899	2,652
Enzon Pharmaceuticals, Inc.	3,917	16,569
Exact Sciences Corp. (a)	6,364	67,968
Exelixis, Inc. (a)(d)	20,419	93,111
Galena Biopharma, Inc. (a)(d)	6,891	13,162
Genomic Health, Inc. (a)(d)	3,364	96,379
Gentium SpA sponsored ADR (a)	532	4,437
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GenVec, Inc. (a)	764	$ 1,276
Geron Corp. (a)	11,707	17,092
Gilead Sciences, Inc. (a)(d)	156,399	6,679,801
Grifols SA ADR (d)	9,696	278,081
GTx, Inc. (a)(d)	5,496	25,007
Halozyme Therapeutics, Inc. (a)(d)	10,886	59,438
Hyperion Therapeutics, Inc.	1,387	25,299
Idenix Pharmaceuticals, Inc. (a)(d)	12,186	51,303
Idera Pharmaceuticals, Inc. (a)(d)	1,411	1,016
ImmunoGen, Inc. (a)	8,280	125,608
Immunomedics, Inc. (a)(d)	5,451	12,537
Incyte Corp. (a)(d)	13,612	302,186
Infinity Pharmaceuticals, Inc. (a)(d)	4,810	198,605
Insmed, Inc. (a)	2,201	13,558
Intercept Pharmaceuticals, Inc. (d)	1,450	56,579
InterMune, Inc. (a)	6,273	55,642
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	9,704	144,881
Isis Pharmaceuticals, Inc. (a)(d)	11,455	168,389
Keryx Biopharmaceuticals, Inc. (a)(d)	7,584	48,765
KYTHERA Biopharmaceuticals, Inc.	1,645	42,869
Lexicon Pharmaceuticals, Inc. (a)(d)	56,307	110,925
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,810	37,177
General CVR	1,518	11
Glucagon CVR (a)	1,518	15
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights (a)	1,639	0
rights (a)	1,518	24
TR Beta CVR (a)	1,518	10
MannKind Corp. (a)(d)	32,697	83,704
Maxygen, Inc.	13,492	32,920
Medivation, Inc. (a)(d)	8,084	397,248
MEI Pharma, Inc. (a)	103	767
Merrimack Pharmaceuticals, Inc.	9,665	61,856
Metabolix, Inc. (a)(d)	2,402	5,837
Momenta Pharmaceuticals, Inc. (a)	5,798	73,867
Myriad Genetics, Inc. (a)	8,040	204,377
Nanosphere, Inc. (a)	6,121	11,936
Neurocrine Biosciences, Inc. (a)	9,800	103,684
NewLink Genetics Corp. (a)(d)	2,123	24,988
Novavax, Inc. (a)	12,491	22,734
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)(d)	7,824	$ 62,436
Nymox Pharmaceutical Corp. (a)(d)	3,188	18,586
OncoGenex Pharmaceuticals, Inc. (a)	4,385	52,138
Oncolytics Biotech, Inc. (a)(d)	8,292	30,314
Oncothyreon, Inc. (a)	4,953	10,253
Onyx Pharmaceuticals, Inc. (a)(d)	6,879	518,057
Orexigen Therapeutics, Inc. (a)	12,079	71,991
Osiris Therapeutics, Inc. (a)(d)	3,059	20,128
OXiGENE, Inc. (a)	7	29
Oxygen Biotherapeutics, Inc. (a)	1,500	420
PDL BioPharma, Inc. (d)	13,383	95,555
Peregrine Pharmaceuticals, Inc. (a)(d)	9,357	12,164
Pharmacyclics, Inc. (a)(d)	7,100	623,238
Pluristem Therapeutics, Inc. (a)	3,372	11,195
Progenics Pharmaceuticals, Inc. (a)	3,007	7,938
QLT, Inc. (a)	4,361	34,670
Raptor Pharmaceutical Corp. (a)	3,878	19,274
Regeneron Pharmaceuticals, Inc. (a)(d)	9,874	1,648,958
Regulus Therapeutics, Inc. (d)	5,769	29,710
Repligen Corp. (a)(d)	3,646	22,715
Rigel Pharmaceuticals, Inc. (a)	8,710	58,531
Sangamo Biosciences, Inc. (a)(d)	4,425	45,091
Sarepta Therapeutics, Inc. (a)	3,369	98,611
Savient Pharmaceuticals, Inc. (a)(d)	5,462	5,134
Seattle Genetics, Inc. (a)(d)	11,897	334,782
SIGA Technologies, Inc. (a)	3,606	15,434
Sinovac Biotech Ltd. (a)	2,849	9,402
Spectrum Pharmaceuticals, Inc. (d)	5,774	65,824
StemCells, Inc. (a)(d)	1,913	3,271
Sunesis Pharmaceuticals, Inc. (a)	4,329	22,597
Synageva BioPharma Corp. (a)(d)	2,575	128,673
Synergy Pharmaceuticals, Inc. (a)(d)	6,125	33,504
Synta Pharmaceuticals Corp. (a)	8,372	71,915
Targacept, Inc. (a)	2,644	11,449
Telik, Inc. (a)	90	146
TESARO, Inc. (d)	2,876	57,117
Theravance, Inc. (a)(d)	10,237	207,709
Threshold Pharmaceuticals, Inc. (a)(d)	5,054	23,400
Trius Therapeutics, Inc. (a)	7,463	39,181
Trovagene, Inc. (a)(d)	2,998	18,438
United Therapeutics Corp. (a)(d)	5,047	301,861
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vanda Pharmaceuticals, Inc. (a)	2,216	$ 8,332
Venaxis, Inc. (a)	51	117
Verastem, Inc. (a)(d)	1,981	18,661
Vertex Pharmaceuticals, Inc. (a)	23,368	1,094,090
Vical, Inc. (a)(d)	13,722	43,910
XOMA Corp. (a)(d)	11,286	30,585
Zalicus, Inc. (a)	9,513	6,202
ZIOPHARM Oncology, Inc. (a)(d)	11,631	51,525
		37,123,889
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (d)	1,943	82,422
Abiomed, Inc. (a)(d)	4,438	71,186
Accuray, Inc. (a)(d)	6,327	27,016
Align Technology, Inc. (a)(d)	8,511	267,586
Alphatec Holdings, Inc. (a)	5,917	9,645
Analogic Corp. (d)	1,339	99,340
Angiodynamics, Inc. (a)(d)	5,344	66,212
Anika Therapeutics, Inc. (a)	1,002	12,475
Antares Pharma, Inc. (a)	15,645	53,819
ArthroCare Corp. (a)	3,211	112,128
Atricure, Inc. (a)	1,732	15,380
Atrion Corp.	170	33,361
BioLase Technology, Inc. (d)	2,449	8,841
BSD Medical Corp. (a)(d)	812	1,072
Cardica, Inc. (a)	1,278	1,482
Cardiovascular Systems, Inc. (a)(d)	1,580	24,980
Cerus Corp. (a)	5,389	17,730
Conceptus, Inc. (a)(d)	3,516	78,512
CONMED Corp.	4,229	131,564
Cutera, Inc. (a)	1,010	13,029
Cyberonics, Inc. (a)	3,024	138,348
Cynosure, Inc. Class A (a)	1,961	55,555
Delcath Systems, Inc. (a)(d)	5,700	8,835
DENTSPLY International, Inc. (d)	14,787	612,478
Derma Sciences, Inc. (a)	2,812	34,672
DexCom, Inc. (a)(d)	7,959	118,828
DynaVox, Inc. Class A (a)	830	380
EDAP TMS SA sponsored ADR (a)(d)	1,813	7,397
Endologix, Inc. (a)(d)	7,361	110,857
EnteroMedics, Inc. (a)	11,433	9,597
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Exactech, Inc. (a)(d)	1,007	$ 18,539
Genmark Diagnostics, Inc. (a)(d)	4,704	49,063
Given Imaging Ltd. (a)	3,044	48,247
Hansen Medical, Inc. (a)(d)	11,167	23,897
HeartWare International, Inc. (a)	1,511	129,070
Hologic, Inc. (a)(d)	28,712	626,783
ICU Medical, Inc. (a)(d)	1,797	101,998
IDEXX Laboratories, Inc. (a)(d)	5,548	511,082
Imris, Inc. (a)	3,300	13,120
Insulet Corp. (a)	5,630	127,069
Integra LifeSciences Holdings Corp. (a)(d)	2,438	99,324
Intuitive Surgical, Inc. (a)	4,135	2,108,395
LeMaitre Vascular, Inc.	1,743	10,632
Mako Surgical Corp. (a)(d)	6,154	78,710
Masimo Corp.	5,644	112,033
Medical Action Industries, Inc. (a)	1,561	9,241
MELA Sciences, Inc. (a)(d)	3,083	4,594
Meridian Bioscience, Inc. (d)	4,718	100,022
Merit Medical Systems, Inc. (a)	6,656	79,340
Natus Medical, Inc. (a)	2,216	28,143
Neogen Corp. (a)	2,220	103,940
NeuroMetrix, Inc. (a)	13	34
Novadaq Technologies, Inc. (a)	3,721	36,875
NuVasive, Inc. (a)	4,400	81,708
NxStage Medical, Inc. (a)	6,740	75,623
OraSure Technologies, Inc. (a)	6,612	36,763
Orthofix International NV (a)	2,537	94,529
Palomar Medical Technologies, Inc. (a)	1,877	20,722
PhotoMedex, Inc. (a)(d)	1,894	27,937
Quidel Corp. (a)(d)	3,010	71,247
Rochester Medical Corp. (a)	1,184	17,476
Rockwell Medical Technologies, Inc. (a)	1,656	7,303
RTI Biologics, Inc. (a)	5,687	20,644
Sirona Dental Systems, Inc. (a)	5,945	422,214
Solta Medical, Inc. (a)	4,423	10,084
Staar Surgical Co. (a)	2,835	15,281
Stereotaxis, Inc. (a)	567	1,236
SurModics, Inc. (a)	1,470	37,279
Synergetics USA, Inc. (a)	1,143	6,081
Syneron Medical Ltd. (a)	2,826	29,023
TearLab Corp. (a)(d)	2,994	17,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Spectranetics Corp. (a)(d)	2,907	$ 52,762
ThermoGenesis Corp. (a)	1,101	991
Thoratec Corp. (a)	6,518	229,499
Tornier BV (a)(d)	4,822	83,806
TranS1, Inc. (a)	1,691	3,703
Trinity Biotech PLC sponsored ADR (d)	1,741	29,423
Unilife Corp. (a)(d)	7,036	17,660
Uroplasty, Inc. (a)	2,392	5,836
Utah Medical Products, Inc.	362	15,005
Vascular Solutions, Inc. (a)	1,180	17,912
Vision Sciences, Inc. (a)	2,813	3,066
Volcano Corp. (a)	5,221	112,982
Wright Medical Group, Inc. (a)(d)	3,752	87,234
Zeltiq Aesthetics, Inc. (a)(d)	3,348	13,492
		8,311,123
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	4,044	110,078
Air Methods Corp. (d)	3,912	175,218
Almost Family, Inc.	863	17,769
Amedisys, Inc. (a)(d)	2,885	32,601
American CareSource Holdings, Inc. (a)	366	662
AmSurg Corp. (a)	3,341	100,898
Bio-Reference Laboratories, Inc. (a)(d)	2,512	66,518
BioScrip, Inc. (a)(d)	5,766	63,138
CardioNet, Inc. (a)	1,581	3,937
Catamaran Corp. (a)	21,402	1,149,501
Chindex International, Inc. (a)	1,481	16,217
Corvel Corp. (a)	957	45,974
Cross Country Healthcare, Inc. (a)	3,098	17,659
Express Scripts Holding Co. (a)	84,196	4,791,594
Gentiva Health Services, Inc. (a)	3,221	33,885
Healthways, Inc. (a)	3,193	41,030
Henry Schein, Inc. (a)(d)	8,889	793,077
HMS Holdings Corp. (a)(d)	8,951	259,489
IPC The Hospitalist Co., Inc. (a)(d)	1,428	59,548
LCA-Vision, Inc. (a)	1,176	3,399
LHC Group, Inc. (a)	1,263	25,664
LifePoint Hospitals, Inc. (a)	5,237	230,899
Magellan Health Services, Inc. (a)	2,975	153,391
MWI Veterinary Supply, Inc. (a)	1,301	164,264
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.	738	$ 41,977
Patterson Companies, Inc.	11,773	427,831
PDI, Inc. (a)	1,717	12,534
Providence Service Corp. (a)	350	5,978
RadNet, Inc. (a)	2,333	6,602
Sharps Compliance Corp. (a)	2,640	7,709
The Ensign Group, Inc.	3,081	96,497
USMD Holdings, Inc. (a)(d)	3,264	45,696
VCA Antech, Inc. (a)(d)	9,308	204,404
		9,205,638
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	17,686	224,966
athenahealth, Inc. (a)	3,666	343,834
Authentidate Holding Corp. (a)	1,782	1,226
Cerner Corp. (a)(d)	17,927	1,567,895
Computer Programs & Systems, Inc.	939	48,959
Epocrates, Inc. (a)	1,700	19,975
HealthStream, Inc. (a)(d)	3,395	72,619
iCAD, Inc. (a)	949	5,172
MedAssets, Inc. (a)	5,481	101,234
Medidata Solutions, Inc. (a)	2,453	127,850
Merge Healthcare, Inc. (a)	8,773	21,494
Omnicell, Inc. (a)	2,959	53,321
Quality Systems, Inc.	5,728	106,083
		2,694,628
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)(d)	6,582	26,789
Albany Molecular Research, Inc. (a)	3,021	24,410
Apricus Biosciences, Inc. (a)(d)	2,588	6,910
BG Medicine, Inc. (a)	1,419	2,441
BioClinica, Inc. (a)	1,373	9,941
Bruker BioSciences Corp. (a)	18,382	322,420
CombiMatrix Corp. (a)	14	52
Complete Genomics, Inc. (a)	2,200	6,886
Compugen Ltd. (a)(d)	3,805	20,395
Fluidigm Corp. (a)(d)	1,898	32,759
Furiex Pharmaceuticals, Inc. (a)	973	36,059
Harvard Bioscience, Inc. (a)	2,115	12,161
ICON PLC (a)(d)	6,578	204,970
Illumina, Inc. (a)(d)	13,079	655,650
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	17,863	$ 1,038,376
Luminex Corp. (a)	4,108	69,343
NeoGenomics, Inc. (a)	11,278	37,669
Pacific Biosciences of California, Inc. (a)	4,115	9,465
PAREXEL International Corp. (a)(d)	5,695	197,560
pSivida Corp. (a)	1,100	2,365
PURE Bioscience, Inc. (a)	236	160
QIAGEN NV (a)(d)	24,896	534,019
Sequenom, Inc. (a)(d)	12,977	53,335
Techne Corp.	3,859	262,373
		3,566,508
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	7,614	38,070
Acura Pharmaceuticals, Inc. (a)(d)	4,909	10,113
Akorn, Inc. (a)(d)	9,857	136,027
Alexza Pharmaceuticals, Inc. (a)	428	1,896
Alimera Sciences, Inc. (a)(d)	2,500	7,500
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	10,476
Auxilium Pharmaceuticals, Inc. (a)	4,987	85,028
AVANIR Pharmaceuticals Class A (a)	12,342	33,694
Biodel, Inc. (a)	350	956
Biodelivery Sciences International, Inc. (a)	2,742	10,337
BioSante Pharmaceuticals, Inc. (a)(d)	1,389	1,820
Cadence Pharmaceuticals, Inc. (a)(d)	8,714	42,699
Cardiome Pharma Corp. (a)	5,488	2,235
Cempra, Inc.	5,300	34,556
Columbia Laboratories, Inc. (a)	6,149	3,795
Corcept Therapeutics, Inc. (a)(d)	10,274	16,747
Cornerstone Therapeutics, Inc. (a)	2,560	17,075
Cumberland Pharmaceuticals, Inc. (a)	1,718	7,525
DepoMed, Inc. (a)(d)	4,694	30,370
Durect Corp. (a)	8,664	9,704
Echo Therapeutics, Inc. (a)	2,817	2,113
Endo Health Solutions, Inc. (a)	10,725	332,475
Endocyte, Inc. (a)(d)	3,058	29,510
Flamel Technologies SA sponsored ADR (a)	2,626	10,373
Hi-Tech Pharmacal Co., Inc. (d)	1,911	70,726
Horizon Pharma, Inc. (d)	3,476	7,334
Impax Laboratories, Inc. (a)	7,145	141,685
Jazz Pharmaceuticals PLC (a)(d)	5,961	346,811
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)(d)	2,411	$ 60,275
Mylan, Inc. (a)	42,271	1,251,644
Nektar Therapeutics (a)	13,302	123,310
Novogen Ltd. sponsored ADR (a)	19	119
NuPathe, Inc. (a)(d)	1,000	3,270
Obagi Medical Products, Inc. (a)	1,666	22,458
Omeros Corp. (a)(d)	2,026	11,001
Optimer Pharmaceuticals, Inc. (a)	4,314	52,286
Pacira Pharmaceuticals, Inc. (a)	3,000	65,580
Pain Therapeutics, Inc.	3,313	9,707
Perrigo Co.	9,912	1,121,741
Pozen, Inc. (a)	3,117	19,294
ProPhase Labs, Inc. (a)	1,566	2,834
Questcor Pharmaceuticals, Inc. (d)	5,975	194,785
Repros Therapeutics, Inc. (a)(d)	1,463	17,190
Sagent Pharmaceuticals, Inc. (a)(d)	3,256	53,398
Salix Pharmaceuticals Ltd. (a)(d)	6,122	299,060
Santarus, Inc. (a)	5,499	72,972
SciClone Pharmaceuticals, Inc. (a)	5,359	25,509
Shire PLC sponsored ADR	3,987	373,422
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	2,283
Somaxon Pharmaceuticals, Inc. (a)	367	1,042
Sucampo Pharmaceuticals, Inc. Class A (a)	6,917	35,346
Supernus Pharmaceuticals, Inc. (a)(d)	2,322	17,787
The Medicines Company (a)(d)	5,487	174,541
Transcept Pharmaceuticals, Inc. (a)	1,571	9,112
Ventrus Biosciences, Inc. (a)	879	2,690
ViroPharma, Inc. (a)(d)	6,589	164,330
VIVUS, Inc. (a)(d)	10,755	115,294
Warner Chilcott PLC (d)	26,102	352,638
XenoPort, Inc. (a)	4,387	33,517
Zogenix, Inc. (a)	8,170	15,278
		6,145,363
TOTAL HEALTH CARE		67,047,149
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,770	61,272
American Science & Engineering, Inc.	864	54,035
API Technologies Corp. (a)	4,000	10,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ascent Solar Technologies, Inc. (a)(d)	1,977	$ 1,285
Astronics Corp. (a)	811	22,343
BE Aerospace, Inc. (a)	10,897	573,291
EDAC Technologies Corp. (a)	709	10,848
Elbit Systems Ltd.	4,303	167,516
Innovative Solutions & Support, Inc.	1,668	7,639
KEYW Holding Corp. (a)	3,488	50,576
Kratos Defense & Security Solutions, Inc. (a)(d)	5,337	22,576
LMI Aerospace, Inc. (a)	964	21,353
Sypris Solutions, Inc.	1,434	5,937
Taser International, Inc. (a)	4,353	32,430
TAT Technologies Ltd.	863	5,791
		1,047,372
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	6,093	33,633
Atlas Air Worldwide Holdings, Inc. (a)	2,883	136,049
C.H. Robinson Worldwide, Inc.	16,780	956,796
Echo Global Logistics, Inc. (a)	1,882	35,099
Expeditors International of Washington, Inc.	21,558	837,528
Forward Air Corp.	2,968	111,953
Hub Group, Inc. Class A (a)(d)	3,812	143,827
Pacer International, Inc. (a)	4,028	16,716
Park-Ohio Holdings Corp. (a)	1,224	24,896
UTI Worldwide, Inc.	11,935	181,770
		2,478,267
Airlines - 0.2%
Allegiant Travel Co.	2,131	171,098
Hawaiian Holdings, Inc. (a)(d)	4,459	25,238
JetBlue Airways Corp. (a)(d)	29,878	181,061
Republic Airways Holdings, Inc. (a)(d)	4,760	44,792
Ryanair Holdings PLC sponsored ADR	12,916	499,333
SkyWest, Inc. (d)	5,329	74,606
Spirit Airlines, Inc. (a)	7,364	149,121
		1,145,249
Building Products - 0.1%
AAON, Inc.	3,587	86,303
American Woodmark Corp. (a)	1,276	40,960
Apogee Enterprises, Inc.	3,584	92,431
Builders FirstSource, Inc. (a)	9,440	57,112
China Ceramics Co. Ltd. (a)	1,500	4,590
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Gibraltar Industries, Inc. (a)	2,751	$ 47,180
Insteel Industries, Inc.	1,187	18,861
Nortek, Inc. (a)	1,362	97,982
Patrick Industries, Inc. (a)	1,326	17,583
PGT, Inc. (a)(d)	4,454	25,700
Universal Forest Products, Inc.	2,353	95,485
		584,187
Commercial Services & Supplies - 0.7%
A.T. Cross Co. Class A (a)	980	11,966
Acorn Energy, Inc.	1,217	7,923
Casella Waste Systems, Inc. Class A (a)	8,680	40,622
CECO Environmental Corp.	977	10,552
China Recycling Energy Corp. (a)	2,900	3,132
Cintas Corp.	13,116	575,792
Copart, Inc. (a)	12,784	436,446
Courier Corp.	1,323	16,604
EnerNOC, Inc. (a)(d)	3,061	50,476
Fuel Tech, Inc. (a)	2,055	9,104
G&K Services, Inc. Class A	1,732	72,172
Guanwei Recycling Corp. (a)	700	1,001
Healthcare Services Group, Inc.	6,516	157,036
Heritage-Crystal Clean, Inc. (a)(d)	2,262	33,365
Herman Miller, Inc.	5,712	137,088
Hudson Technologies, Inc. (a)	2,825	12,289
Industrial Services of America, Inc. (a)	694	2,082
InnerWorkings, Inc. (a)(d)	4,624	68,296
Interface, Inc.	6,043	110,647
Intersections, Inc.	1,282	13,448
Kimball International, Inc. Class B	2,252	20,741
McGrath RentCorp.	2,396	70,658
Mobile Mini, Inc. (a)(d)	4,841	130,320
Multi-Color Corp.	1,696	40,924
Performant Financial Corp. (d)	3,975	52,669
Perma-Fix Environmental Services, Inc. (a)	4,865	4,427
R.R. Donnelley & Sons Co. (d)	19,072	199,112
Standard Parking Corp. (a)	3,413	70,837
Stericycle, Inc. (a)(d)	9,010	864,239
Swisher Hygiene, Inc. (Canada) (a)(d)	18,251	25,734
Tetra Tech, Inc. (a)	6,156	177,662
United Stationers, Inc.	4,733	171,335
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
US Ecology, Inc.	1,521	$ 37,827
Virco Manufacturing Co. (a)	1,086	2,834
		3,639,360
Construction & Engineering - 0.1%
Aegion Corp. (a)(d)	4,531	108,880
Foster Wheeler AG (a)	11,390	274,043
Great Lakes Dredge & Dock Corp.	2,798	27,281
Integrated Electrical Services, Inc. (a)	652	3,782
Layne Christensen Co. (a)	1,710	37,603
MYR Group, Inc. (a)	2,014	46,745
Northwest Pipe Co. (a)	758	18,101
Primoris Services Corp. (d)	4,572	85,725
Sterling Construction Co., Inc. (a)	573	6,475
UniTek Global Services, Inc. (a)	2,812	9,898
		618,533
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	7,641
Altair Nanotechnologies, Inc. (a)	613	1,263
American Superconductor Corp. (a)	2,136	6,173
Broadwind Energy, Inc. (a)	819	2,760
Capstone Turbine Corp. (a)	52,473	50,899
China BAK Battery, Inc. (a)(d)	782	1,017
Coleman Cable, Inc.	1,787	17,709
Deswell Industries, Inc.	1,530	3,810
Ecotality, Inc. (a)	654	497
Encore Wire Corp.	1,808	59,104
Enphase Energy, Inc. (d)	4,012	19,779
Franklin Electric Co., Inc.	2,237	145,562
FuelCell Energy, Inc. (a)	18,058	19,141
Global Power Equipment Group, Inc.	1,441	24,180
Highpower International, Inc. (a)	815	839
Hydrogenics Corp. (a)(d)	700	5,586
II-VI, Inc. (a)	6,186	107,203
Jinpan International Ltd.	1,698	9,560
Lihua International, Inc.	1,279	6,574
Lime Energy Co. (a)	1,937	1,472
LSI Industries, Inc.	2,044	14,083
Ocean Power Technologies, Inc. (a)	1,435	2,827
Plug Power, Inc. (a)	631	107
Powell Industries, Inc. (a)	1,639	95,406
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
PowerSecure International, Inc. (a)	4,630	$ 39,124
Preformed Line Products Co.	492	34,843
Revolution Lighting Technologies, Inc. (a)	956	985
SolarCity Corp. (d)	7,721	139,827
Ultralife Corp. (a)	1,473	5,597
Vicor Corp. (a)	2,510	13,253
		836,821
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (d)	3,540	99,934
Machinery - 0.9%
Altra Holdings, Inc.	3,583	92,226
American Railcar Industries, Inc.	1,959	85,491
Astec Industries, Inc. (d)	2,039	72,609
Chart Industries, Inc. (a)(d)	2,983	216,446
Cleantech Solutions International, Inc. (a)	197	656
Columbus McKinnon Corp. (NY Shares) (a)	1,499	29,410
Commercial Vehicle Group, Inc. (a)	2,120	16,748
Dynamic Materials Corp.	1,149	19,418
Eastern Co.	613	10,194
Edwards Group Ltd. ADR (a)	1,710	12,261
Energy Recovery, Inc. (a)	3,989	19,626
Flow International Corp. (a)	3,549	13,167
FreightCar America, Inc.	1,099	23,112
Gencor Industries, Inc. (a)	519	3,716
Hardinge, Inc.	417	5,454
Hurco Companies, Inc. (a)	804	22,608
Key Technology, Inc. (a)	313	3,850
L.B. Foster Co. Class A	891	39,347
Lincoln Electric Holdings, Inc. (d)	8,944	501,311
Manitex International, Inc. (a)(d)	3,159	30,263
MFRI, Inc. (a)	997	7,328
Middleby Corp. (a)(d)	1,951	291,304
NN, Inc. (a)	1,502	13,007
Nordson Corp.	6,502	412,227
Omega Flex, Inc.	1,368	19,056
PACCAR, Inc. (d)	36,498	1,731,100
PMFG, Inc. (a)	2,024	13,702
RBC Bearings, Inc. (a)	2,436	121,410
Shengkai Innovations, Inc. (a)	1,025	830
Sun Hydraulics Corp.	3,435	95,802
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	$ 11,461
Class B (a)	262	2,311
TriMas Corp. (a)	3,886	111,489
Twin Disc, Inc. (d)	1,109	26,505
Westport Innovations, Inc. (a)(d)	6,202	179,486
Woodward, Inc.	7,287	272,752
		4,527,683
Marine - 0.0%
Diana Containerships, Inc. (d)	1,986	13,425
DryShips, Inc. (a)(d)	42,597	82,212
Eagle Bulk Shipping, Inc. (a)	1,118	2,169
Euroseas Ltd.	2,727	2,700
FreeSeas, Inc. (a)	34	32
Newlead Holdings Ltd. (a)	1,300	936
Rand Logistics, Inc. (a)	1,744	9,941
Seanergy Martime Holdings Corp. (a)	799	1,606
Star Bulk Carriers Corp.	408	2,346
Ultrapetrol (Bahamas) Ltd. (a)	2,469	5,802
		121,169
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	1,360	75,494
Acacia Research Corp. (a)	5,559	155,430
Advisory Board Co. (a)	3,864	196,330
Barrett Business Services, Inc.	849	37,084
CRA International, Inc. (a)	945	20,894
Exponent, Inc.	1,827	91,843
Heidrick & Struggles International, Inc.	1,475	20,060
Hudson Global, Inc. (a)	2,817	10,367
Huron Consulting Group, Inc. (a)	2,114	82,848
ICF International, Inc. (a)	2,881	71,276
Kelly Services, Inc. Class A (non-vtg.)	4,389	77,510
Kforce, Inc.	3,428	49,843
Lightbridge Corp. (a)(d)	2,205	4,741
National Technical Systems, Inc. (a)	2,738	21,849
Odyssey Marine Exploration, Inc. (a)(d)	6,577	23,020
Pendrell Corp. (a)	19,022	27,201
RCM Technologies, Inc.	2,327	13,171
Resources Connection, Inc.	3,700	45,177
RPX Corp. (a)	2,966	35,147
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	17,223	$ 1,007,890
VSE Corp.	427	9,783
		2,076,958
Road & Rail - 0.6%
AMERCO	2,102	316,792
Arkansas Best Corp.	2,434	28,088
Avis Budget Group, Inc. (a)(d)	11,685	273,078
Covenant Transport Group, Inc. Class A (a)	1,650	9,818
Frozen Food Express Industries, Inc. (a)	1,931	3,283
Heartland Express, Inc.	8,247	111,912
J.B. Hunt Transport Services, Inc. (d)	12,205	848,492
Landstar System, Inc. (d)	5,079	285,897
Marten Transport Ltd.	2,011	41,628
Old Dominion Freight Lines, Inc. (a)	8,665	311,507
P.A.M. Transportation Services, Inc.	668	6,854
Patriot Transportation Holding, Inc. (a)(d)	1,246	33,866
Quality Distribution, Inc. (a)	2,343	18,486
Saia, Inc. (a)	1,454	46,717
Student Transportation, Inc.	9,179	59,369
Universal Truckload Services, Inc.	5,155	94,027
USA Truck, Inc. (a)	1,050	5,187
Vitran Corp., Inc. (a)	1,634	9,982
Werner Enterprises, Inc. (d)	8,318	191,480
YRC Worldwide, Inc. (a)	547	3,353
Zipcar, Inc. (a)(d)	3,750	45,863
		2,745,679
Trading Companies & Distributors - 0.5%
Aceto Corp.	1,016	10,577
Beacon Roofing Supply, Inc. (a)(d)	5,210	192,249
DXP Enterprises, Inc. (a)	1,259	78,310
Erickson Air-Crane, Inc.	4,418	58,848
Essex Rental Corp. (a)	2,219	9,009
Fastenal Co. (d)	30,820	1,591,237
General Finance Corp. (a)	1,165	5,732
H&E Equipment Services, Inc.	4,201	81,751
Houston Wire & Cable Co.	1,495	17,402
Lawson Products, Inc.	645	9,185
Rush Enterprises, Inc.:
Class A (a)(d)	2,683	65,734
Class B (a)	1,009	21,088
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	1,925	$ 54,381
Willis Lease Finance Corp. (a)	1,056	15,851
		2,211,354
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	15,180
TOTAL INDUSTRIALS		22,147,746
INFORMATION TECHNOLOGY - 49.2%
Communications Equipment - 5.8%
Acme Packet, Inc. (a)	7,134	208,170
ADTRAN, Inc.	6,053	135,224
Alliance Fiber Optic Products, Inc.	180	1,994
Alvarion Ltd. (a)	5,431	2,607
Ambient Corp. (a)(d)	1,100	2,970
Anaren, Inc. (a)	1,155	22,349
Arris Group, Inc. (a)	12,450	216,008
Aruba Networks, Inc. (a)	12,038	299,987
AudioCodes Ltd. (a)	2,694	11,018
Aviat Networks, Inc. (a)	4,784	17,031
Aware, Inc.	5,644	28,220
Bel Fuse, Inc.:
Class A	300	4,518
Class B (non-vtg.)	558	9,296
Black Box Corp.	1,429	34,668
Brocade Communications Systems, Inc. (a)	46,620	261,538
CalAmp Corp. (a)(d)	2,414	26,433
Ceragon Networks Ltd. (a)	1,796	8,172
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,157
Ciena Corp. (a)(d)	11,153	169,972
Cisco Systems, Inc.	545,401	11,371,611
Cogo Group, Inc. (a)(d)	3,330	7,026
Communications Systems, Inc.	3,274	35,032
Comtech Telecommunications Corp.	1,521	40,732
Dialogic, Inc. (a)	358	741
Digi International, Inc. (a)	2,136	21,061
DragonWave, Inc. (a)(d)	2,480	6,026
EchoStar Holding Corp. Class A (a)	4,590	173,686
EMCORE Corp. (a)(d)	1,475	8,599
EXFO, Inc. (sub. vtg.) (a)	2,252	12,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)(d)	7,442	$ 26,047
F5 Networks, Inc. (a)	8,243	778,386
Finisar Corp. (a)(d)	10,563	154,748
Gilat Satellite Networks Ltd. (a)	5,055	28,005
Globecomm Systems, Inc. (a)	1,887	22,908
Harmonic, Inc. (a)	17,926	101,999
Infinera Corp. (a)	13,841	89,828
InterDigital, Inc.	4,223	187,501
Ituran Location & Control Ltd.	2,549	38,541
Ixia (a)(d)	7,772	157,616
JDS Uniphase Corp. (a)	24,037	340,364
KVH Industries, Inc. (a)	1,563	20,819
Loral Space & Communications Ltd.	2,333	135,874
Meru Networks, Inc. (a)	1,641	7,335
Mitel Networks, Inc. (a)	3,745	14,156
NETGEAR, Inc. (a)(d)	4,275	145,564
NumereX Corp. Class A (a)	2,247	27,616
Oclaro, Inc. (a)	6,326	8,414
Oplink Communications, Inc. (a)	1,737	26,680
Parkervision, Inc. (a)(d)	7,644	30,500
PC-Tel, Inc.	2,538	17,563
Performance Technologies, Inc. (a)	470	438
Polycom, Inc. (a)	19,822	180,578
Procera Networks, Inc. (a)	2,618	30,631
QUALCOMM, Inc.	175,420	11,512,815
Radware Ltd. (a)	2,638	95,970
Research In Motion Ltd. (a)(d)	53,560	715,026
Riverbed Technology, Inc. (a)(d)	15,745	240,584
ShoreTel, Inc. (a)	4,564	18,530
Sierra Wireless, Inc. (a)(d)	2,705	30,427
Silicom Ltd. (a)	1,049	28,218
Sonus Networks, Inc. (a)	31,557	77,315
Symmetricom, Inc. (a)	3,327	16,435
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	20,202	246,666
Telestone Technologies Corp. (a)(d)	578	896
Tellabs, Inc. (d)	36,061	73,204
Telular Corp.	2,245	22,360
Tessco Technologies, Inc.	550	12,524
Ubiquiti Networks, Inc.	8,870	122,140
UTStarcom Holdings Corp. (a)	13,965	13,141
ViaSat, Inc. (a)(d)	4,740	222,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Westell Technologies, Inc. Class A (a)	3,694	$ 6,723
Wi-Lan, Inc.	14,813	63,633
Zhone Technologies, Inc. (a)	2,208	1,965
		29,232,523
Computers & Peripherals - 10.2%
Apple, Inc.	97,086	42,853,724
Avid Technology, Inc. (a)(d)	3,536	24,504
Concurrent Computer Corp.	867	6,060
Cray, Inc. (a)(d)	3,431	66,390
Datalink Corp. (a)	818	8,491
Dell, Inc. (d)	179,236	2,500,342
Dot Hill Systems Corp. (a)	4,517	5,872
Electronics for Imaging, Inc. (a)	4,305	99,273
Hutchinson Technology, Inc. (a)(d)	1,552	4,392
iGO, Inc. (a)	172	542
Immersion Corp. (a)	2,166	14,491
Intevac, Inc. (a)	1,753	8,379
Logitech International SA (d)	16,274	110,012
NetApp, Inc. (a)	37,283	1,261,284
Novatel Wireless, Inc. (a)	2,420	5,251
OCZ Technology Group, Inc. (a)(d)	6,689	11,572
Overland Storage, Inc. (a)	3,560	3,987
QLogic Corp. (a)	9,664	109,976
Rimage Corp.	799	5,449
SanDisk Corp. (a)	25,333	1,276,530
Seagate Technology (d)	39,489	1,269,966
Silicon Graphics International Corp. (a)	2,986	44,939
Smart Technologies, Inc. Class A (a)	3,897	5,846
STEC, Inc. (a)	3,803	18,330
Stratasys Ltd. (a)(d)	3,994	252,181
Super Micro Computer, Inc. (a)(d)	4,382	51,269
Synaptics, Inc. (a)	3,033	105,427
Transact Technologies, Inc.	1,837	14,512
Western Digital Corp.	25,725	1,213,191
Xyratex Ltd.	4,959	45,772
		51,397,954
Electronic Equipment & Components - 1.2%
Agilysys, Inc. (a)	2,256	20,778
Audience, Inc.	2,217	30,240
Cognex Corp. (d)	4,795	197,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Coherent, Inc.	2,382	$ 137,584
CUI Global, Inc. (a)(d)	1,439	7,886
Daktronics, Inc.	3,527	36,011
Digital Ally, Inc. (a)	179	736
DTS, Inc. (a)	1,687	33,571
Echelon Corp. (a)	3,399	8,939
Electro Rent Corp.	2,014	32,587
Electro Scientific Industries, Inc.	4,034	44,414
FARO Technologies, Inc. (a)(d)	1,765	74,748
FEI Co.	3,752	237,652
Flextronics International Ltd. (a)	70,634	469,716
FLIR Systems, Inc.	15,156	399,209
Frequency Electronics, Inc.	801	8,162
GSI Group, Inc. (a)	3,002	28,819
HLS Systems International Ltd. (a)	6,494	80,980
I. D. Systems Inc. (a)	730	4,606
Identive Group, Inc. (a)(d)	4,784	6,937
Insight Enterprises, Inc. (a)	4,185	80,436
IPG Photonics Corp. (d)	5,498	325,976
Itron, Inc. (a)(d)	4,275	179,849
KEY Tronic Corp. (a)(d)	2,433	25,863
Littelfuse, Inc.	2,548	168,601
LoJack Corp. (a)	1,208	3,624
LRAD Corp. (a)	2,260	2,622
Magal Security Systems Ltd. (a)	1,252	5,647
Maxwell Technologies, Inc. (a)(d)	2,392	20,930
Measurement Specialties, Inc. (a)(d)	1,277	46,381
Mercury Systems, Inc. (a)	2,848	19,509
Mesa Laboratories, Inc.	635	33,693
MicroVision, Inc. (a)(d)	1,233	2,108
MOCON, Inc.	1,486	21,354
Molex, Inc.	10,194	282,476
Molex, Inc. Class A (non-vtg.)	8,650	196,528
MTS Systems Corp.	1,471	79,434
Multi-Fineline Electronix, Inc. (a)	2,217	33,876
National Instruments Corp.	13,040	392,243
Neonode, Inc. (a)(d)	3,560	18,975
NetList, Inc. (a)(d)	1,689	1,317
Newport Corp. (a)	3,551	58,059
Orbotech Ltd. (a)	5,875	56,400
OSI Systems, Inc. (a)	1,986	114,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Parametric Sound Corp. (a)(d)	937	$ 11,047
PC Connection, Inc.	2,121	30,415
PC Mall, Inc. (a)	1,383	9,819
Perceptron, Inc.	784	4,845
Planar Systems, Inc. (a)	480	926
Plexus Corp. (a)	4,265	103,895
Power-One, Inc. (a)(d)	14,863	63,316
RadiSys Corp. (a)	1,899	7,957
Research Frontiers, Inc. (a)	1,108	3,634
Richardson Electronics Ltd.	1,588	18,992
Rofin-Sinar Technologies, Inc. (a)(d)	3,325	88,345
Sanmina Corp. (a)	8,739	89,487
ScanSource, Inc. (a)	2,885	86,579
Tech Data Corp. (a)	3,687	195,632
Trimble Navigation Ltd. (a)	13,216	785,427
TTM Technologies, Inc. (a)	7,898	64,764
Uni-Pixel, Inc. (a)(d)	1,402	33,087
Universal Display Corp. (a)	4,998	156,837
Viasystems Group, Inc. (a)	2,351	33,337
Zygo Corp. (a)(d)	1,484	21,251
		5,841,027
Internet Software & Services - 9.4%
21Vianet Group, Inc. ADR (a)(d)	3,322	32,190
Akamai Technologies, Inc. (a)	18,542	685,312
Angie's List, Inc. (a)	5,766	98,368
Autobytel, Inc. (a)	631	2,877
Baidu.com, Inc. sponsored ADR (a)(d)	28,474	2,584,300
Bazaarvoice, Inc.	6,688	46,816
Blucora, Inc. (a)	3,969	61,520
Brightcove, Inc.	2,608	16,430
BroadVision, Inc. (a)	599	4,894
Carbonite, Inc. (a)	2,600	25,532
China Finance Online Co. Ltd. ADR (a)	2,033	2,968
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,750	9,735
Commtouch Software Ltd. (a)	11,260	39,072
comScore, Inc. (a)	3,739	59,600
Constant Contact, Inc. (a)	3,257	46,021
Cornerstone OnDemand, Inc. (a)(d)	5,702	193,070
CoStar Group, Inc. (a)(d)	2,977	299,903
DealerTrack Holdings, Inc. (a)(d)	4,200	123,858
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital River, Inc. (a)	3,351	$ 47,718
E2open, Inc. (d)	2,190	43,274
EarthLink, Inc.	10,002	58,112
eBay, Inc. (a)	133,749	7,313,395
eGain Communications Corp. (a)	3,510	28,045
Equinix, Inc. (a)(d)	5,030	1,064,097
Facebook, Inc. Class A	174,213	4,747,304
FriendFinder Networks, Inc. (a)(d)	2,000	1,257
GigaMedia Ltd. (a)	5,039	5,946
Global Eagle Entertainment, Inc. (a)	2,886	28,139
Google, Inc. Class A (a)	27,302	21,874,362
IAC/InterActiveCorp	9,191	374,533
Internap Network Services Corp. (a)	4,621	40,110
iPass, Inc. (a)	4,991	10,032
j2 Global, Inc.	5,368	191,530
Keynote Systems, Inc.	1,401	21,407
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,461
Limelight Networks, Inc. (a)	7,958	16,871
Liquidity Services, Inc. (a)(d)	3,593	122,342
LivePerson, Inc. (a)	6,112	88,441
Local Corp. (a)(d)	545	910
LogMeIn, Inc. (a)(d)	2,380	42,507
Marchex, Inc. Class B	2,468	9,329
Market Leader, Inc. (a)	3,144	23,391
MercadoLibre, Inc. (d)	4,562	390,553
Move, Inc. (a)	3,598	35,116
NetEase.com, Inc. sponsored ADR (d)	7,794	399,598
NIC, Inc.	7,609	134,831
Open Text Corp. (a)	6,064	333,821
OpenTable, Inc. (a)	2,233	124,155
Perficient, Inc. (a)	4,731	54,785
Perion Network Ltd. (a)(d)	2,794	24,336
Points International Ltd. (a)	1,800	22,716
QuinStreet, Inc. (a)	3,529	20,221
RealNetworks, Inc. (a)	2,721	19,782
Rediff.com India Ltd. sponsored ADR (a)	371	1,002
Reis, Inc. (a)	2,925	44,606
Remark Media, Inc. (a)	212	271
Responsys, Inc. (a)	5,878	47,435
Saba Software, Inc. (a)	3,198	27,951
SciQuest, Inc. (a)	2,059	39,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Selectica, Inc. (a)	245	$ 2,555
Sify Technologies Ltd. sponsored ADR (a)	1,965	3,851
SINA Corp. (a)(d)	7,215	372,871
Sohu.com, Inc. (a)(d)	4,318	192,756
SPS Commerce, Inc. (a)(d)	1,840	68,798
Stamps.com, Inc. (a)(d)	1,389	33,878
Support.com, Inc. (a)	3,686	14,375
Synacor, Inc.	2,654	8,732
TechTarget, Inc. (a)	3,566	17,331
TheStreet.com, Inc.	1,783	3,299
Travelzoo, Inc. (a)	1,494	31,479
United Online, Inc.	8,242	48,628
Unwired Planet, Inc. (a)	8,604	17,294
ValueClick, Inc. (a)(d)	7,372	196,611
Velti PLC (a)(d)	6,123	22,533
VeriSign, Inc. (a)	16,178	740,952
VistaPrint Ltd. (a)(d)	3,485	121,975
Vocus, Inc. (a)	2,078	29,175
Web.com Group, Inc. (a)(d)	4,909	83,846
WebMD Health Corp. (a)	5,245	115,915
WebMediaBrands, Inc. (a)	208	337
Xoom Corp. (d)	3,245	68,989
Yahoo!, Inc. (a)	122,287	2,605,936
Yandex NV (a)	19,677	456,310
Zix Corp. (a)	5,859	22,030
		47,489,044
IT Services - 2.0%
Acxiom Corp. (a)	7,793	141,911
Automatic Data Processing, Inc.	49,709	3,050,144
Cardtronics, Inc. (a)	4,436	116,933
Cass Information Systems, Inc.	1,664	71,136
China Information Technology, Inc. (a)(d)	1,650	1,766
Cognizant Technology Solutions Corp. Class A (a)	31,091	2,386,856
Computer Task Group, Inc. (d)	2,070	41,193
CSG Systems International, Inc. (a)(d)	3,230	62,694
Dynamics Research Corp. (a)	900	5,319
Edgewater Technology, Inc. (a)	1,090	4,262
Euronet Worldwide, Inc. (a)	5,005	120,821
ExlService Holdings, Inc. (a)(d)	3,384	102,434
Fiserv, Inc. (a)	13,716	1,126,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Forrester Research, Inc.	2,212	$ 60,742
Hackett Group, Inc.	3,105	14,376
iGate Corp. (a)	6,608	126,279
Information Services Group, Inc. (a)	2,794	3,744
Innodata, Inc. (a)	1,720	6,003
Jack Henry & Associates, Inc.	9,017	394,223
Lionbridge Technologies, Inc. (a)	5,275	20,151
ManTech International Corp. Class A	2,289	56,790
Mattersight Corp. (a)	1,970	8,983
ModusLink Global Solutions, Inc. (a)	3,600	10,368
NCI, Inc. Class A (a)	868	4,366
Newtek Business Services, Inc. (a)	2,552	4,772
Official Payments Holdings, Inc. (a)	2,301	13,461
Online Resources Corp. (a)	2,603	9,969
Pactera Technology International Ltd. ADR (d)	3,293	22,557
Paychex, Inc. (d)	36,650	1,213,115
PFSweb, Inc. (a)	1,898	6,548
PRG-Schultz International, Inc. (a)	2,112	13,728
Rainmaker Systems, Inc. (a)	1,909	1,245
Sapient Corp. (a)	15,168	170,185
ServiceSource International, Inc. (a)	7,209	45,561
Sykes Enterprises, Inc. (a)	3,992	59,321
Syntel, Inc.	4,408	265,185
Teletech Holdings, Inc. (a)	7,252	135,685
Virtusa Corp. (a)	2,378	49,819
		9,948,866
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	5,706	255,172
Semiconductors & Semiconductor Equipment - 7.7%
Actions Semiconductor Co. Ltd. ADR (a)(d)	5,005	10,511
Advanced Energy Industries, Inc. (a)	3,336	60,181
Aixtron AG sponsored ADR	770	10,172
Alpha & Omega Semiconductor Ltd. (a)	2,548	20,537
Altera Corp.	33,639	1,191,493
Ambarella, Inc. (a)	3,374	33,605
Amkor Technology, Inc. (a)(d)	16,037	64,950
Amtech Systems, Inc. (a)	792	3,160
ANADIGICS, Inc. (a)	5,180	10,930
Analog Devices, Inc.	30,638	1,385,450
Applied Materials, Inc.	127,409	1,745,503
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	8,815	$ 70,079
ARM Holdings PLC sponsored ADR (d)	11,899	517,844
ASM International NV (depositary receipt)	565	22,414
ASML Holding NV (d)	7,592	538,880
Atmel Corp. (a)	43,991	299,139
ATMI, Inc. (a)	2,939	64,364
Avago Technologies Ltd.	26,011	890,096
Axcelis Technologies, Inc. (a)	7,148	8,149
AXT, Inc. (a)	2,879	8,205
Broadcom Corp. Class A	52,946	1,805,988
Brooks Automation, Inc.	7,616	76,998
BTU International, Inc. (a)	667	1,941
Cabot Microelectronics Corp. (d)	2,125	72,611
Camtek Ltd. (a)	1,772	2,463
Canadian Solar, Inc. (a)	3,257	13,061
Cascade Microtech, Inc. (a)	1,205	8,592
Cavium, Inc. (a)(d)	5,383	198,740
Ceva, Inc. (a)	2,062	31,198
China Sunergy Co. Ltd. ADR (a)(d)	811	1,217
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (d)	3,194	34,655
Cirrus Logic, Inc. (a)(d)	6,650	159,866
Cohu, Inc.	2,800	28,168
Cree, Inc. (a)	12,048	544,931
CVD Equipment Corp. (a)(d)	958	9,772
Cymer, Inc. (a)	3,200	316,416
Cypress Semiconductor Corp. (d)	14,149	148,989
Diodes, Inc. (a)(d)	6,177	123,108
DSP Group, Inc. (a)	1,709	12,373
Entegris, Inc. (a)	13,615	129,479
Entropic Communications, Inc. (a)(d)	8,091	35,681
Exar Corp. (a)(d)	3,484	40,937
EZchip Semiconductor Ltd. (a)	3,149	76,395
First Solar, Inc. (a)(d)	9,257	239,293
FormFactor, Inc. (a)	4,723	23,709
GSI Technology, Inc. (a)	893	5,733
GT Advanced Technologies, Inc. (a)(d)	11,116	31,792
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	5,054
Himax Technologies, Inc. sponsored ADR	6,926	22,302
Hittite Microwave Corp. (a)	3,194	207,035
Ikanos Communications, Inc. (a)	7,650	13,311
Integrated Device Technology, Inc. (a)(d)	16,817	114,356
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Silicon Solution, Inc. (a)	2,319	$ 19,712
Intel Corp. (d)	512,576	10,687,210
Intermolecular, Inc. (a)(d)	4,427	42,809
Intersil Corp. Class A	14,332	121,679
IXYS Corp.	2,709	27,009
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,901	8,459
KLA-Tencor Corp.	17,345	949,812
Kopin Corp. (a)	6,229	20,057
Kulicke & Soffa Industries, Inc. (a)	7,932	85,824
Lam Research Corp. (a)	17,954	759,454
Lattice Semiconductor Corp. (a)	13,458	62,983
Linear Technology Corp.	21,410	818,718
LSI Corp. (a)(d)	61,612	428,820
LTX-Credence Corp. (a)	3,814	22,121
M/A-COM Technology Solutions, Inc. (d)	4,539	73,532
Marvell Technology Group Ltd.	56,773	573,407
Mattson Technology, Inc. (a)	3,129	3,849
Maxim Integrated Products, Inc.	30,960	965,333
Mellanox Technologies Ltd. (a)(d)	4,469	235,650
MEMSIC, Inc. (a)	1,776	6,109
Micrel, Inc.	6,146	64,656
Microchip Technology, Inc.	20,699	754,893
Micron Technology, Inc. (a)	105,684	886,689
Microsemi Corp. (a)	10,171	209,828
Mindspeed Technologies, Inc. (a)	3,673	16,345
MKS Instruments, Inc.	5,243	142,295
Monolithic Power Systems, Inc. (d)	3,194	78,540
MoSys, Inc. (a)	2,523	8,755
Nanometrics, Inc. (a)	2,245	33,114
Nova Measuring Instruments Ltd. (a)	2,306	20,685
NVE Corp. (a)	453	23,991
NVIDIA Corp.	65,477	828,939
NXP Semiconductors NV (a)	25,700	830,624
O2Micro International Ltd. sponsored ADR (a)	3,450	11,075
Omnivision Technologies, Inc. (a)(d)	5,064	78,036
ON Semiconductor Corp. (a)	52,130	417,040
PDF Solutions, Inc. (a)	2,505	38,928
Peregrine Semiconductor Corp.	3,014	30,110
Pericom Semiconductor Corp. (a)	2,086	14,644
Photronics, Inc. (a)(d)	5,193	34,482
Pixelworks, Inc. (a)	3,092	7,483
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PLX Technology, Inc. (a)	5,702	$ 27,085
PMC-Sierra, Inc. (a)	22,033	142,994
Power Integrations, Inc.	3,028	126,601
QuickLogic Corp. (a)(d)	4,310	9,310
Rambus, Inc. (a)	10,601	59,790
RDA Microelectronics, Inc. sponsored ADR	1,650	17,886
RF Micro Devices, Inc. (a)	33,069	152,448
Rubicon Technology, Inc. (a)	2,238	11,548
Rudolph Technologies, Inc. (a)(d)	2,800	30,856
SemiLEDs Corp. (a)	2,000	1,482
Semtech Corp. (a)(d)	7,213	220,501
Sigma Designs, Inc. (a)	2,862	13,308
Silicon Image, Inc. (a)	8,358	38,530
Silicon Laboratories, Inc. (a)(d)	4,673	194,023
Silicon Motion Technology Corp. sponsored ADR	3,200	41,792
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	50,419
Skyworks Solutions, Inc. (a)	20,134	428,854
Spreadtrum Communications, Inc. ADR (d)	3,944	69,059
SunPower Corp. (a)(d)	11,780	138,297
Supertex, Inc.	1,164	26,295
Tessera Technologies, Inc.	4,845	86,435
Texas Instruments, Inc. (d)	114,972	3,951,588
Tower Semiconductor Ltd. (a)	1,741	11,839
TranSwitch Corp. (a)	1,874	1,555
TriQuint Semiconductor, Inc. (a)(d)	19,496	91,631
Ultra Clean Holdings, Inc. (a)	1,865	11,004
Ultratech, Inc. (a)	3,154	129,251
Veeco Instruments, Inc. (a)(d)	3,733	119,120
Vimicro International Corp. sponsored ADR (a)(d)	1,883	3,371
Volterra Semiconductor Corp. (a)	2,284	35,059
Xilinx, Inc.	26,270	979,083
		39,156,539
Software - 12.9%
Accelrys, Inc. (a)	8,192	77,496
ACI Worldwide, Inc. (a)(d)	4,259	195,105
Activision Blizzard, Inc.	115,276	1,648,447
Actuate Corp. (a)	4,500	27,045
Adobe Systems, Inc. (a)	51,513	2,024,461
Advent Software, Inc. (a)(d)	5,185	135,847
Allot Communications Ltd. (a)(d)	3,016	41,410
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
American Software, Inc. Class A	2,162	$ 17,642
ANSYS, Inc. (a)	9,703	735,487
AsiaInfo-Linkage, Inc. (a)(d)	7,921	87,369
Aspen Technology, Inc. (a)	9,899	304,493
Attunity Ltd. (a)	1,304	9,467
Autodesk, Inc. (a)	23,151	850,105
AutoNavi Holdings Ltd. ADR (a)	1,797	18,240
Blackbaud, Inc.	5,447	151,427
BluePhoenix Solutions Ltd. (a)	285	1,248
BMC Software, Inc. (a)	16,099	645,087
Bottomline Technologies, Inc. (a)(d)	3,622	98,265
BroadSoft, Inc. (a)(d)	2,902	60,942
CA Technologies, Inc.	48,221	1,180,932
Cadence Design Systems, Inc. (a)(d)	29,732	421,005
Callidus Software, Inc. (a)(d)	2,708	11,780
Changyou.com Ltd. (A Shares) ADR	1,356	40,409
Check Point Software Technologies Ltd. (a)(d)	21,477	1,127,757
Cinedigm Digital Cinema Corp. (a)	4,170	5,713
Citrix Systems, Inc. (a)	19,733	1,399,070
ClickSoftware Technologies Ltd.	2,678	22,094
CommVault Systems, Inc. (a)	4,771	352,815
Compuware Corp. (a)	22,023	255,687
Comverse, Inc.	2,187	60,186
Concur Technologies, Inc. (a)(d)	6,169	433,064
CounterPath Corp. (a)	305	671
Datawatch Corp. (a)	596	6,484
Descartes Systems Group, Inc. (a)	6,375	58,109
Digimarc Corp.	697	15,564
Ebix, Inc. (d)	3,374	54,085
Electronic Arts, Inc. (a)(d)	32,133	563,291
Envivio, Inc.	4,709	8,005
EPIQ Systems, Inc.	3,174	39,485
ePlus, Inc.	1,018	46,787
Evolving Systems, Inc.	1,208	8,094
FalconStor Software, Inc. (a)	4,107	11,048
Fortinet, Inc. (a)	16,946	409,754
Glu Mobile, Inc. (a)(d)	5,808	13,184
Guidance Software, Inc. (a)	2,847	27,929
Informatica Corp. (a)	10,900	381,609
Interactive Intelligence Group, Inc. (a)(d)	1,647	68,532
Intuit, Inc.	30,165	1,945,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Jive Software, Inc. (a)(d)	7,983	$ 132,358
KongZhong Corp. sponsored ADR (a)	2,588	15,968
Magic Software Enterprises Ltd. (d)	2,459	11,484
Majesco Entertainment Co. (a)	3,390	1,812
Manhattan Associates, Inc. (a)(d)	1,860	129,940
Mentor Graphics Corp. (d)	11,212	198,565
MICROS Systems, Inc. (a)(d)	8,391	359,135
Microsoft Corp.	866,963	24,101,571
MicroStrategy, Inc. Class A (a)	912	92,915
Mitek Systems, Inc. (a)	2,622	11,275
Monotype Imaging Holdings, Inc.	3,416	71,736
Motricity, Inc. (a)(d)	3,200	1,280
Net 1 UEPS Technologies, Inc. (a)	4,905	28,008
NetScout Systems, Inc. (a)	4,930	125,370
NetSol Technologies, Inc. (a)	525	6,080
NICE Systems Ltd. sponsored ADR (a)	5,148	181,776
Nuance Communications, Inc. (a)(d)	33,087	609,132
Oracle Corp.	496,147	16,997,996
Parametric Technology Corp. (a)(d)	12,516	289,620
Pegasystems, Inc.	3,459	94,742
Perfect World Co. Ltd. sponsored ADR Class B (d)	4,134	46,962
Pervasive Software, Inc. (a)	1,282	11,730
Progress Software Corp. (a)	6,324	142,416
Proofpoint, Inc. (d)	2,950	41,241
QAD, Inc. Class A	1,432	18,688
QLIK Technologies, Inc. (a)	9,403	244,478
Qualys, Inc. (d)	3,340	39,612
RealPage, Inc. (a)(d)	7,345	159,093
Rovi Corp. (a)	10,542	187,542
Sapiens International Corp. NV	8,887	42,924
SeaChange International, Inc. (a)	2,919	33,627
Shanda Games Ltd. sponsored ADR (a)	6,211	18,944
Smith Micro Software, Inc. (a)	2,943	4,297
Sonic Foundry, Inc. (a)	478	3,298
Sourcefire, Inc. (a)(d)	3,175	170,275
Splunk, Inc.	9,953	359,602
SS&C Technologies Holdings, Inc. (a)(d)	8,277	209,491
Symantec Corp. (a)	72,062	1,689,133
Synchronoss Technologies, Inc. (a)(d)	3,905	117,814
Synopsys, Inc. (a)	15,812	553,894
Take-Two Interactive Software, Inc. (a)(d)	8,758	128,217
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Tangoe, Inc. (a)(d)	3,946	$ 53,942
TeleCommunication Systems, Inc. Class A (a)	4,258	9,836
TeleNav, Inc. (a)	3,300	23,463
The9 Ltd. sponsored ADR (a)	1,168	3,235
TIBCO Software, Inc. (a)(d)	16,862	361,690
TigerLogic Corp. (a)	4,013	7,424
TiVo, Inc. (a)	13,922	172,494
Trunkbow International Holdings Ltd. (a)(d)	2,500	3,200
Ultimate Software Group, Inc. (a)(d)	2,715	266,803
Vasco Data Security International, Inc. (a)	3,654	30,219
Verint Systems, Inc. (a)	5,757	196,717
Wave Systems Corp. Class A (a)	5,662	4,983
Websense, Inc. (a)	3,468	51,985
Zynga, Inc. (a)(d)	59,423	201,444
		65,169,241
TOTAL INFORMATION TECHNOLOGY		248,490,366
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	2,693	84,426
ADA-ES, Inc. (a)	913	24,258
American Pacific Corp. (a)	617	11,415
Balchem Corp.	3,520	141,962
Fuwei Films Holdings Co. Ltd. (a)	926	1,361
Gulf Resources, Inc. (a)(d)	3,255	3,808
Hawkins, Inc. (d)	1,179	46,500
Innophos Holdings, Inc.	2,836	138,482
Innospec, Inc.	2,724	109,641
Landec Corp. (a)	2,417	26,611
Material Sciences Corp. (a)	1,000	10,150
Methanex Corp.	9,404	344,243
Penford Corp. (a)	697	7,075
Senomyx, Inc. (a)	3,104	7,481
Sigma Aldrich Corp.	10,894	839,492
Yongye International, Inc. (a)(d)	4,112	22,986
Zoltek Companies, Inc. (a)(d)	2,884	26,965
		1,846,856
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	3,434	79,841
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
China Advanced Construction Materials Group, Inc. (a)	1,617	$ 694
U.S. Concrete, Inc. (a)	4,200	41,160
United States Lime & Minerals, Inc. (a)	477	25,014
		146,709
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	39,003
Silgan Holdings, Inc.	7,355	315,750
UFP Technologies, Inc. (a)	1,423	26,923
		381,676
Metals & Mining - 0.4%
Century Aluminum Co. (a)(d)	10,170	82,479
China Gerui Adv Mat Group Ltd. (a)(d)	5,824	16,132
China Natural Resources, Inc. (a)	1,718	9,346
China Precision Steel, Inc. (a)(d)	271	412
Globe Specialty Metals, Inc.	7,665	109,533
Handy & Harman Ltd. (a)	2,127	34,457
Haynes International, Inc.	1,358	69,937
Horsehead Holding Corp. (a)(d)	3,155	33,348
Kaiser Aluminum Corp. (d)	1,758	107,660
Olympic Steel, Inc.	1,959	40,493
Pan American Silver Corp.	16,085	265,242
Prospect Global Resources, Inc. (a)	16,479	20,269
Randgold Resources Ltd. sponsored ADR (d)	5,710	473,188
Royal Gold, Inc.	6,637	434,989
Schnitzer Steel Industries, Inc. Class A (d)	2,367	67,720
Silver Standard Resources, Inc. (a)	7,860	80,251
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	1,469
Steel Dynamics, Inc.	23,098	352,706
Sutor Technology Group Ltd. (a)	5,943	11,173
Synalloy Corp.	766	10,456
Universal Stainless & Alloy Products, Inc. (a)	559	19,839
		2,241,099
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	8,448	61,417
Pope Resources, Inc. LP	396	24,449
		85,866
TOTAL MATERIALS		4,702,206
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(d)	6,659	$ 40,287
Alaska Communication Systems Group, Inc.	3,895	6,699
Atlantic Tele-Network, Inc.	1,469	69,043
B Communications Ltd. (a)	2,234	9,539
Cbeyond, Inc. (a)	2,879	20,211
Cogent Communications Group, Inc.	5,494	138,174
Consolidated Communications Holdings, Inc.	3,932	66,058
FairPoint Communications, Inc. (a)(d)	2,654	22,161
Frontier Communications Corp. (d)	103,769	429,604
General Communications, Inc. Class A (a)	3,238	27,361
Hawaiian Telcom Holdco, Inc. (a)	740	14,260
HickoryTech Corp.	5,938	55,758
Hong Kong Television Network Ltd. sponsored ADR	1,671	11,279
inContact, Inc. (a)(d)	9,267	62,923
Internet Gold Golden Lines Ltd. (a)	1,546	4,452
Iridium Communications, Inc. (a)	7,393	45,171
Lumos Networks Corp.	1,653	18,877
Neutral Tandem, Inc.	2,667	9,148
ORBCOMM, Inc. (a)	2,897	12,776
Towerstream Corp. (a)(d)	5,027	12,517
tw telecom, inc. (a)(d)	15,255	386,257
VocalTec Communications Ltd. (a)(d)	1,700	19,465
Windstream Corp. (d)	62,329	535,406
		2,017,426
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	968	20,280
Boingo Wireless, Inc. (a)	3,209	19,511
Clearwire Corp. Class A (a)	74,544	232,577
Leap Wireless International, Inc. (a)	7,668	41,024
Linktone Ltd. sponsored ADR (a)(d)	452	1,266
NII Holdings, Inc. (a)(d)	17,070	82,277
NTELOS Holdings Corp.	2,909	36,304
Partner Communications Co. Ltd. ADR	1,446	8,098
SBA Communications Corp. Class A (a)(d)	12,018	854,720
Shenandoah Telecommunications Co.	1,983	28,575
USA Mobility, Inc.	1,749	20,323
Vodafone Group PLC sponsored ADR	100,548	2,527,777
		3,872,732
TOTAL TELECOMMUNICATION SERVICES		5,890,158
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,169	$ 116,432
Otter Tail Corp.	3,441	99,410
		215,842
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	23,643
RGC Resources, Inc.	94	1,693
		25,336
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,886
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,794
Cadiz, Inc. (a)(d)	1,425	9,605
Connecticut Water Service, Inc.	871	26,008
Consolidated Water Co., Inc.	1,157	10,552
Middlesex Water Co.	1,342	26,115
Pure Cycle Corp. (a)	3,377	13,542
Tri-Tech Holding, Inc. (a)	664	1,348
York Water Co.	1,176	21,709
		121,673
TOTAL UTILITIES		366,737
TOTAL COMMON STOCKS (Cost $367,957,605)		501,610,192
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% 4/25/13 (e) (Cost $399,933)	$ 400,000	399,944
Money Market Funds - 18.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	2,779,112	$ 2,779,112
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	90,345,603	90,345,603
TOTAL MONEY MARKET FUNDS (Cost $93,124,715)		93,124,715
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $461,482,253)		595,134,851
NET OTHER ASSETS (LIABILITIES) - (17.8)%		(90,019,215)
NET ASSETS - 100%		$ 505,115,636
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 CME E-mini NASDAQ 100 Index Contracts	March 2013	$ 3,504,640	$ 43,070

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $159,977.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,732
Fidelity Securities Lending Cash Central Fund	152,222
Total	$ 154,954
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,263,402	$ 91,263,402	$ -	$ -
Consumer Staples	19,389,521	19,389,521	-	-
Energy	7,072,870	7,072,870	-	-
Financials	35,240,037	35,240,037	-	-
Health Care	67,047,149	67,047,149	-	-
Industrials	22,147,746	22,147,746	-	-
Information Technology	248,490,366	248,490,366	-	-
Materials	4,702,206	4,702,206	-	-
Telecommunication Services	5,890,158	5,890,158	-	-
Utilities	366,737	366,737	-	-
U.S. Government and Government Agency Obligations	399,944	-	399,944	-
Money Market Funds	93,124,715	93,124,715	-	-
Total Investments in Securities:	$ 595,134,851	$ 594,734,907	$ 399,944	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 43,070	$ 43,070	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $463,958,621. Net unrealized appreciation aggregated $131,176,230, of which $168,773,346 related to appreciated investment securities and $37,597,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013